United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2007

Date of reporting period: 03/31/2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.24%)
Consumer Discretionary (5.77%)
Carnival Corp.	5,200	$243,672
CBS Corp. Class B	6,100	186,599
General Motors Corp.	6,900	211,416
Hanesbrands Inc. (a)	6,212	182,571
Jarden Corp. (a)	16,600	635,780
Johnson Controls Inc.	4,500	425,790
Leggett & Platt Inc.	9,300	210,831
McDonald’s Corp.	2,900	130,645

		2,227,304

Consumer Staples (9.96%)
Altria Group Inc.	13,400	1,176,654
Avon Products Inc.	6,900	257,094
General Mills Inc.	4,000	232,880
Kraft Foods Inc. Class A	26,200	829,492
Sara Lee Corp.	49,700	840,924
Unilever NV New York Shares	17,400	508,428

		3,845,472

Energy (7.04%)
Chevron Corp.	4,400	325,424
Exxon Mobil Corp.	4,700	354,615
Royal Dutch Shell PLC ADR Class A	1,900	125,970
Royal Dutch Shell PLC ADR Class B	11,900	792,659
Transocean Inc. (a)	6,100	498,370
Weatherford International Ltd. (a)	13,800	622,380

		2,719,418

Financials (34.81%)
AMBAC Financial Group Inc.	2,000	172,780
American International Group Inc.	8,400	564,648
AmeriCredit Corp. (a)	11,500	262,890
Berkshire Hathaway Inc. Class A (a)	2	217,980
Capital One Financial Corp.	7,000	528,220
Chubb Corp.	4,400	227,348
Compass Bancshares Inc.	4,000	275,200
Douglas Emmett Inc.	10,700	273,171
Fifth Third Bancorp	12,700	491,363
General Growth Properties Inc.	12,900	832,953
Goldman Sachs Group Inc.	900	185,967
Hartford Financial Services Group Inc.	2,400	229,392
Host Hotels & Resorts Inc.	10,000	263,100
Hudson City Bancorp Inc.	42,000	574,560
IndyMac Bancorp Inc.	11,000	352,550
JPMorgan Chase & Co.	24,200	1,170,796
Marsh & McLennan Companies Inc.	31,200	913,848
MBIA Inc.	2,700	176,823
Merrill Lynch & Co. Inc.	4,800	392,016
Progressive Corp.	22,900	499,678
RenaissanceRe Holdings Ltd.	6,100	305,854
SLM Corp.	23,600	965,240
Travelers Companies Inc.	2,800	144,956

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Wachovia Corp.	19,200	$1,056,960
Washington Mutual Inc.	28,600	1,154,868
Wells Fargo & Co.	22,400	771,232
XL Capital Ltd. Class A	6,300	440,748

		13,445,141

Health Care (9.70%)
AstraZeneca PLC ADR	7,400	397,010
Eli Lilly & Co.	1,900	102,049
Merck & Co. Inc.	15,000	662,550
Owens & Minor Inc.	2,500	91,825
Pfizer Inc.	40,100	1,012,926
Sanofi-Aventis ADR	19,500	848,445
WellPoint Inc. (a)	7,800	632,580

		3,747,385

Industrials (7.92%)
3M Co.	2,300	175,789
Emerson Electric Co.	5,200	224,068
General Electric Co.	35,700	1,262,352
Illinois Tool Works Inc.	8,400	433,440
Parker Hannifin Corp.	2,900	250,299
Siemens AG ADR	2,600	278,720
Tyco International Ltd.	7,000	220,850
Union Pacific Corp.	2,100	213,255

		3,058,773

Materials (4.94%)
Air Products & Chemicals Inc.	3,100	229,059
Alcoa Inc.	10,900	369,510
E.I. du Pont de Nemours and Co.	2,800	138,404
International Paper Co.	9,500	345,800
Lyondell Chemical Co.	7,900	236,763
Methanex Corp.	3,700	82,621
The Dow Chemical Co.	11,000	504,460

		1,906,617

Technology (7.60%)
Affiliated Computer Services Inc. Class A (a)	5,300	312,064
Fairchild Semiconductor International Inc. (a)	22,800	381,216
Flextronics International Ltd. (a)	50,900	556,846
Hewlett-Packard Co.	7,600	305,064
Intel Corp.	52,300	1,000,499
Jabil Circuit Inc.	17,800	381,098

		2,936,787

Telecommunication Services (4.13%)
AT&T Inc.	32,300	1,273,589

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	8,500	$322,320

		1,595,909

Utilities (4.37%)
CMS Energy Corp.	19,900	354,220
Edison International	9,900	486,387
Equitable Resources Inc.	5,000	241,600
MDU Resources Group Inc.	3,900	112,086
NiSource Inc.	11,200	273,728
Pinnacle West Capital Corp.	4,600	221,950

		1,689,971

Total Common Stocks
(cost $33,894,628)		37,172,777

Corporate Bonds (1.22%)
Consumer Discretionary (1.22%)
Ford Motor Co. Convertible Corporate Bond 4.250%, 12/15/2036	$427,000	470,767

Total Corporate Bonds
(cost $435,382)		470,767

Short-term Investments (3.17%)
JPMorgan Prime Money Market Fund	1,224,085	1,224,085

Total Short-term Investments
(cost $1,224,085)		1,224,085

TOTAL INVESTMENTS (100.63%)
(cost $35,554,095)		38,867,629
LIABILITIES, NET OF OTHER ASSETS (-0.63%)		(244,568)

NET ASSETS (100.00%)		$38,623,061

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.18%)
Consumer Discretionary (16.23%)
Big Lots Inc. (a)	15,800	$494,224
Books-A-Million Inc.	7,900	112,496
CEC Entertainment Inc. (a)	4,200	174,468
Coach Inc. (a)	2,400	120,120
CPI Corp.	6,200	325,562
FTD Group Inc.	7,000	115,710
G-III Apparel Group Ltd. (a)	6,000	114,300
GameStop Corp. Class A (a)	7,650	249,160
Gildan Activewear Inc. (a)	3,600	211,860
Goodyear Tire & Rubber Co. (a)	10,500	327,495
Hasbro Inc.	5,900	168,858
Hilton Hotels Corp.	4,250	152,830
J.C. Penney Co. Inc.	1,000	82,160
Jack in the Box Inc. (a)	1,400	96,782
Kohl’s Corp. (a)	2,200	168,542
LodgeNet Entertainment Corp. (a)	7,500	230,400
Mediacom Communications Corp. Class A (a)	20,500	166,870
OfficeMax Inc.	3,700	195,138
Panera Bread Co. (a)	2,400	141,744
Saks Inc.	4,050	84,402
Skechers U.S.A. Inc. (a)	6,800	228,276
Sotheby’s	8,300	369,184
Spartan Motors Inc.	11,800	273,878
Systemax Inc.	7,300	136,729
Tiffany & Co.	1,450	65,946
Urban Outfitters Inc. (a)	5,600	148,456
Vail Resorts Inc. (a)	2,500	135,825
Warnaco Group Inc. (a)	11,800	335,120

		5,426,535

Consumer Staples (4.39%)
Church & Dwight Co. Inc.	3,300	166,155
Corn Products International Inc.	4,600	163,714
Fomento Economico Mexicano S.A.B. de C.V. ADR	1,700	187,663
Imperial Sugar Co.	8,500	285,005
Ingles Markets Inc.	4,400	179,696
NBTY Inc. (a)	6,200	328,848
TreeHouse Foods Inc. (a)	5,200	158,444

		1,469,525

Energy (6.75%)
Diamond Offshore Drilling Inc.	2,800	226,660
Dril-Quip Inc. (a)	4,900	212,072
National-Oilwell Varco Inc. (a)	2,800	217,812
Noble Corp.	5,850	460,278
Oceaneering International Inc. (a)	2,950	124,254
Parker Drilling Co. (a)	19,000	178,410
TETRA Technologies Inc. (a)	2,400	59,304
Tidewater Inc.	3,000	175,740
Transocean Inc. (a)	3,700	302,290

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Ultra Petroleum Corp. (a)	2,550	$135,482
World Fuel Services Corp.	3,600	166,536

		2,258,838

Financials (14.35%)
ACE Ltd.	2,750	156,915
Advanta Corp. Class B	3,800	166,592
Affiliated Managers Group Inc. (a)	1,500	162,525
Alliance Data Systems Corp. (a)	4,000	246,480
Allied World Assurance Holdings Ltd.	2,200	94,050
American Physicians Capital Inc. (a)	4,200	168,336
Ameriprise Financial Inc.	2,800	159,992
Amerisafe Inc. (a)	13,500	254,475
Amvescap PLC ADR	6,250	138,125
Arch Capital Group Ltd. (a)	1,350	92,084
Assurant Inc.	3,000	160,890
CNA Surety Corp. (a)	8,800	185,680
Digital Realty Trust Inc.	2,700	107,730
East West Bancorp Inc.	4,350	159,949
EMC Insurance Group Inc.	4,900	126,420
Franklin Resources Inc.	1,850	223,535
Knight Capital Group Inc. (a)	10,000	158,400
Lazard Ltd. Class A	4,500	225,810
Mercer Insurance Group Inc.	8,200	163,098
Northern Trust Corp.	4,350	261,609
Odyssey Re Holdings Corp.	5,000	196,550
Redwood Trust Inc.	3,450	180,021
Safety Insurance Group Inc.	5,200	208,624
SEI Investments Co.	1,600	96,368
Sunstone Hotel Investors Inc.	7,800	212,628
Tower Group Inc.	5,300	170,766
Unitrin Inc.	3,400	160,038
W. R. Berkley Corp.	4,850	160,632

		4,798,322

Health Care (8.08%)
Angeion Corp. (a)	12,700	186,690
Barr Pharmaceuticals Inc. (a)	3,200	148,320
Chindex International, Inc. (a)	9,300	162,006
Cutera Inc. (a)	500	18,095
Cytyc Corp. (a)	8,050	275,390
Endo Pharmaceuticals Holdings Inc. (a)	7,300	214,620
Genzyme Corp. (a)	2,000	120,040
Immucor Inc. (a)	5,400	158,922
Intuitive Surgical Inc. (a)	1,600	194,512
Inverness Medical Innovations Inc. (a)	1,900	83,182
Kyphon Inc. (a)	2,500	112,850
Nektar Therapeutics (a)	4,000	52,240
Omnicare Inc.	3,450	137,206
Psychiatric Solutions Inc. (a)	2,850	114,884
QIAGEN NV (a)	4,900	84,182
Respironics Inc. (a)	2,400	100,776

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Shire PLC ADR	750	$46,425
Thermo Fisher Scientific Inc. (a)	2,400	112,200
United Therapeutics Corp. (a)	1,700	91,426
VCA Antech Inc. (a)	2,950	107,115
Zoll Medical Corp. (a)	6,800	181,220

		2,702,301

Industrials (18.41%)
Acuity Brands Inc.	4,100	223,204
Ampco-Pittsburgh Corp.	4,800	138,672
Celadon Group Inc. (a)	9,000	150,300
Ceradyne Inc. (a)	6,100	333,914
Deere & Co.	700	76,048
Deluxe Corp.	7,200	241,416
First Consulting Group Inc. (a)	12,000	109,200
Foster Wheeler Ltd. (a)	3,100	181,009
General Cable Corp. (a)	4,150	221,734
Herman Miller Inc.	8,100	271,269
Joy Global Inc.	7,400	317,460
Layne Christensen Co. (a)	4,700	171,174
M & F Worldwide Corp. (a)	10,700	509,427
Manitowoc Company Inc.	800	50,824
McDermott International Inc. (a)	13,650	668,577
Monster Worldwide Inc. (a)	3,050	144,478
MSC Industrial Direct Co. Inc.	2,800	130,704
Nordson Corp.	3,100	144,026
Perini Corp. (a)	5,400	199,044
Precision Castparts Corp.	4,200	437,010
Robbins & Myers Inc.	6,400	238,656
Rockwell Automation Inc.	1,250	74,838
Southwest Airlines Co.	7,900	116,130
Thomas & Betts Corp. (a)	4,700	229,454
Tredegar Corp.	7,600	173,204
Volt Information Sciences Inc. (a)	4,600	120,474
Wabtec Corp.	2,300	79,327
Waste Industries USA Inc.	5,500	151,085
WESCO International Inc. (a)	4,050	254,259

		6,156,917

Materials & Processes (10.79%)
AEP Industries Inc. (a)	3,400	146,200
Airgas Inc.	1,950	82,193
Allegheny Technologies Inc.	1,250	133,362
Century Aluminum Co. (a)	3,900	182,832
Chaparral Steel Co.	5,300	308,301
Cleveland-Cliffs Inc.	3,500	224,035
Commercial Metals Co.	5,700	178,695
Compass Minerals International Inc.	5,000	167,000
Greif Inc.	1,700	188,887
Hercules Inc. (a)	9,400	183,676
ICO Inc. (a)	26,900	165,166
LSB Industries Inc. (a)	16,300	253,791

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Pioneer Companies Inc. (a)	6,500	$179,660
Potash Corp.	1,400	223,902
Reliance Steel & Aluminum Co.	4,700	227,480
Rock-Tenn Co. Class A	7,000	232,400
RTI International Metals Inc. (a)	900	81,909
Steel Dynamics Inc.	5,400	233,280
Texas Industries Inc.	2,100	158,613
Weyerhaeuser Co.	750	56,055

		3,607,437

Technology (13.75%)
Adobe Systems Inc. (a)	1,850	77,145
Agilysys Inc.	3,500	78,645
Anixter International Inc. (a)	3,000	197,820
aQuantive Inc. (a)	3,850	107,453
ASML Holding NV NY Shares (a)	5,700	141,075
Autodesk Inc. (a)	5,700	214,320
Avnet Inc. (a)	5,100	184,314
Ciena Corp. (a)	4,000	111,800
Citrix Systems Inc. (a)	4,200	134,526
Cognizant Technology Solutions Corp. (a)	850	75,030
CommScope Inc. (a)	3,800	163,020
Comverse Technology Inc. (a)	4,450	95,007
F5 Networks Inc. (a)	1,400	93,352
FEI Co. (a)	6,200	223,572
Harris Corp.	4,000	203,800
i2 Technologies Inc. (a)	6,600	158,400
Intersil Corp.	5,900	156,291
Marvell Technology Group Ltd. (a)	9,000	151,290
Microchip Technology Inc.	4,700	166,991
MICROS Systems Inc. (a)	1,700	91,783
MKS Instruments Inc. (a)	8,500	216,920
Network Appliance Inc. (a)	5,250	191,730
OpNext Inc. (a)	3,950	58,421
Paychex Inc.	4,450	168,521
PC Connection Inc. (a)	18,300	261,690
Riverbed Technology Inc. (a)	3,400	93,976
Rogers Corp. (a)	2,400	106,440
Trimble Navigation Ltd. (a)	2,950	79,178
TriQuint Semiconductor Inc. (a)	54,500	272,500
Ultra Clean Holdings, Inc. (a)	13,200	228,360
VeriFone Holdings Inc. (a)	2,550	93,662

		4,597,032

Telecommunications (0.59%)
NII Holdings Inc. (a)	2,650	196,577

Utilities (3.84%)
Constellation Energy Group	2,500	217,375
ITC Holdings Corp.	3,850	166,667
Nicor Inc.	3,500	169,470
NRG Energy Inc. (a)	1,800	129,672

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
PNM Resources Inc.	7,700	$248,710
PPL Corp.	3,350	137,015
Questar Corp.	2,400	214,104

		1,283,013

Total Common Stocks
(cost $30,748,587)		32,496,497

Short-term Investments (3.25%)
JPMorgan Prime Money Market Fund	1,086,597	1,086,597

Total Short-term Investments
(cost $1,086,597)		1,086,597

TOTAL INVESTMENTS (100.43%)
(cost $31,835,184)		33,583,094
LIABILITIES, NET OF OTHER ASSETS (-0.43%)		(142,437)

NET ASSETS (100.00%)		$33,440,657

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.33%)
Australia (3.10%)
Amcor Ltd.	11,838	$72,315
Brambles Ltd. (a)	13,200	145,356
Foster’s Group Ltd.	14,400	79,810
Insurance Australia Group Ltd.	22,468	106,528
Macquarie Bank Ltd.	2,680	179,434
QBE Insurance Group Ltd.	3,974	101,413
Rinker Group Ltd.	13,513	197,347
Telstra Corp. Ltd.	26,046	98,204
Toll Holdings Ltd.	5,344	88,639
Woolworths Ltd.	10,029	220,632

		1,289,678

Austria (0.73%)
Erste Bank Der Oester Spark	1,000	77,880
OMV AG	1,300	81,881
Raiffeisen International Bank Holding AG	500	70,386
Telekom Austria AG	3,000	74,981

		305,128

Belgium (0.98%)
Fortis	4,300	196,335
SES FDR	1,300	24,816
SES Global FDR Class A	4,000	75,876
UCB SA	1,889	109,946

		406,973

Canada (6.74%)
Abitibi Consolidated Inc.	3,800	10,599
Alcan Inc.	8,600	448,288
Barrick Gold Corp.	9,800	279,790
CAMECO Corp.	10,000	409,701
Canadian Imperial Bank of Commerce	1,000	86,782
Canadian Natural Resources	6,800	375,487
EnCana Corp.	1,300	65,760
Finning International Inc.	1,700	78,425
Manulife Financial Corp.	1,600	55,019
Methanex Corp.	3,000	66,860
Potash Corp. of Saskatchewan Inc.	2,900	462,443
Rogers Communications Inc. Class B	1,900	62,192
Royal Bank of Canada	1,800	89,649
Suncor Energy Inc.	2,300	175,015
Telus Corp. Non Voting	1,400	69,873
The Toronto Dominion Bank	1,100	66,143

		2,802,026

Denmark (0.46%)
Novo Nordisk A/S	2,100	191,636

Finland (1.19%)
Neste Oil OYJ	2,600	89,609
Nokia OYJ	2,700	62,145
Stora Enso OYJ R Shares	4,300	74,674

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
UPM-Kymmene OYJ	10,500	$267,484

		493,912

France (12.30%)
Accor SA	1,600	152,907
Air Liquide	730	177,969
AXA	3,000	127,200
BNP Paribas	3,220	336,329
Bouygues	9,537	737,009
Carrefour SA	2,000	146,276
Dassault Systemes SA	1,000	53,768
Essilor International	600	68,930
Groupe Danone	1,400	228,724
L’Oreal	1,700	185,604
Lafarge SA	1,700	267,267
PagesJaunes SA	1,779	38,832
Peugeot SA	1,700	119,815
Renault SA	200	23,391
Rhodia SA (a)	24,800	91,105
Safran SA	1,300	31,728
Sanofi-Aventis	11,200	973,995
Schneider Electric SA	2,600	330,059
Societe Generale Class A	1,145	197,878
Thales SA	2,000	116,112
Total SA	6,000	420,392
Veolia Environnement	2,650	197,036
Vivendi	2,300	93,464

		5,115,790

Germany (5.70%)
Allianz SE Reg.	1,400	287,467
Bayer AG	1,800	115,033
Bayerische Motoren Werke AG	1,100	64,905
Commerzbank AG	3,600	159,276
Continental AG	600	77,554
DaimlerChrysler AG	5,000	410,106
Depfa Bank PLC	4,500	80,371
Deutsche Bank AG	600	80,824
Deutsche Post AG	3,900	118,055
Metro AG	1,200	84,976
SAP AG	5,200	231,802
SAP AG Sponsored ADR	500	22,325
Siemens AG	4,300	459,647
Volkswagen AG	1,200	180,340

		2,372,681

Greece (0.19%)
Greek Org of Football Prognostics SA	2,080	79,800

Hong Kong (2.16%)
Bank of East Asia Ltd.	28,800	167,525
Hang Lung Properties Ltd. (b)	16,000	44,743

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Properties Ltd.	31,000	$86,690
Hong Kong & China Gas Co. Ltd.	33,000	73,742
Li & Fung Ltd.	44,800	140,761
Sun Hung Kai Properties Ltd. (b)	2,000	23,139
Sun Hung Kai Properties Ltd.	6,000	69,419
Swire Pacific Ltd. Class A	26,000	291,828

		897,847

Ireland (0.55%)
CRH PLC	5,400	230,835

Italy (0.66%)
ENI SpA	2,200	71,591
Intesa Sanpaolo	26,476	201,067

		272,658

Japan (26.66%)
Advantest Corp.	1,800	79,888
Aeon Co. Ltd.	9,500	189,452
Bank of Yokohama Ltd.	13,000	96,971
Canon Inc.	3,300	177,266
Daiwa House Industry Co. Ltd.	5,000	82,018
Fanuc Ltd.	3,100	288,586
FUJIFILM Holdings Corp.	1,900	77,716
Hankyu Hanshin Holdings Inc.	9,000	54,455
Hirose Electric Co. Ltd.	700	84,174
Hoya Corp.	2,400	79,633
Ibiden Co. Ltd.	900	46,665
Idemitsu Kosan Co. Ltd. (a)	700	81,619
INPEX Holdings Inc. (a)	24	207,739
Japan Tobacco Inc.	25	122,836
JS Group Corp.	2,700	58,541
Kao Corp.	3,000	87,831
Keyence Corp.	320	72,206
Millea Holdings Inc.	2,600	96,198
Mitsubishi Corp.	14,200	329,574
Mitsubishi Estate Co. Ltd.	13,000	426,935
Mitsubishi Heavy Industries Ltd.	10,000	64,664
Mitsubishi UFJ Financial Group Inc.	21	237,016
Mitsui & Co. Ltd.	5,000	93,347
Mitsui OSK Lines Ltd.	8,000	88,798
Mizuho Financial Group Inc.	56	360,693
Murata Manufacturing Co. Ltd.	1,400	102,172
NGK Spark Plug Co. Ltd.	4,000	74,847
Nintendo Co. Ltd.	1,100	319,713
Nippon Electric Glass Co. Ltd.	10,500	184,000
Nippon Telegraph & Telephone Corp.	15	79,302
Nissan Motor Co. Ltd.	28,800	308,676
Nitto Denko Corp.	2,100	98,549
Nomura Holdings Inc.	4,000	83,333
NTT DoCoMo Inc.	48	88,798
NTT Urban Development Corp.	63	147,556

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Orix Corp.	2,190	$570,545
Rohm Co. Ltd.	1,100	99,788
Shimamura Co. Ltd.	900	98,982
Shin-Etsu Chemical Co. Ltd.	1,900	115,928
SMC Corp.	1,600	214,664
Softbank Corp.	33,700	866,522
Sony Corp.	1,700	86,414
Sumitomo Corp.	17,000	305,838
Sumitomo Mitsui Financial Group Inc.	114	1,035,132
Sumitomo Realty & Development Co. Ltd.	6,000	227,597
Suzuki Motor Corp.	14,000	363,544
T&D Holdings Inc.	1,050	72,442
Takeda Pharmaceutical Co. Ltd.	2,100	137,755
TDK Corp.	700	60,709
Tokuyama Corp.	7,000	122,369
Tokyo Electric Power Co.	4,200	143,636
Tokyo Electron Ltd.	2,100	146,843
Tokyo Gas Co. Ltd.	29,000	161,685
Tokyu Corp.	17,000	132,434
Toshiba Corp.	43,000	287,178
Trend Micro Inc.	4,000	109,301
Ushio Inc.	2,700	52,126
Yahoo! Japan Corp.	620	213,875
Yamada Denki Co. Ltd.	2,300	214,308
Yamato Holdings Co. Ltd.	11,000	177,359

		11,088,741

Netherlands (4.50%)
ABN AMRO Holdings NV	10,495	451,716
Aegon NV	8,893	177,245
Akzo Nobel NV	600	45,566
Heineken NV	3,500	183,092
ING Groep NV	14,900	629,967
Koninklijke KPN NV	18,100	281,926
Koninklijke Numico NV	1,506	77,675
Unilever NV-CVA	900	26,209

		1,873,396

Norway (0.56%)
DNB NOR ASA	5,400	76,225
Telenor ASA	8,900	158,137

		234,362

Singapore (0.99%)
Capitaland Ltd.	5,000	26,365
DBS Group Holdings Ltd.	5,000	70,527
Singapore Telecommunications	93,600	202,359
United Overseas Bank Ltd.	8,000	110,734

		409,985

See accompanying notes to schedules of investments.

    STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.95%)
Altadis SA	3,900	$250,436
Banco Bilbao Vizcaya Argentaria SA	21,700	532,799
Banco Santander Central Hispano SA	22,000	392,633
Iberdrola SA	1,100	52,003
Inditex	1,300	80,804
Repsol YPF SA	7,200	242,761
Telefonica SA	4,100	90,370

		1,641,806

Sweden (0.61%)
ASSA ABLOY AB Class B	3,800	87,343
Atlas Copco AB Class A	2,200	73,094
TeliaSonera AB	11,000	94,912

		255,349

Switzerland (8.56%)
Compagnie Financiere Richemont AG Class A	10,478	585,920
Credit Suisse Group	3,671	263,433
Holcim Ltd.	4,170	417,635
Holcim Ltd. (b)	379	37,958
Nestle SA	1,031	401,531
Novartis AG	11,542	662,040
Petroplus Holdings AG (a)	937	66,700
Roche Holding AG	1,965	347,673
Swiss Reinsurance	5,540	506,061
Swisscom AG	417	150,736
Synthes Inc. (a)	329	40,612
UBS AG	1,378	81,876

		3,562,175

United Kingdom (15.74%)
Anglo American PLC	1,500	79,019
ARM Holdings PLC	23,900	63,022
AstraZeneca PLC	9,500	510,862
BAE Systems PLC	46,600	421,828
BHP Billiton PLC	7,900	176,136
Cadbury Schweppes PLC	6,600	84,681
Carnival PLC	1,500	72,289
Daily Mail & General Trust NV	6,500	103,863
HBOS PLC	20,800	428,551
HSBC Holdings PLC	7,600	133,031
Kingfisher PLC	15,000	82,133
Lloyds TSB Group PLC	18,100	199,461
National Grid PLC	12,700	199,309
Pearson PLC	5,500	94,378
Reed Elsevier PLC	32,700	390,918
Reuters Group PLC	9,500	87,117
Rio Tinto PLC	2,200	125,635
Royal Bank of Scotland Group	21,600	843,310
Royal Dutch Shell PLC Class A	20,484	681,352
SABMiller PLC	8,900	195,280

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Scottish & Southern Energy PLC	6,700	$203,175
Standard Chartered PLC	10,800	311,141
Tesco PLC	14,300	125,013
Unilever PLC	2,430	73,211
Vodafone Group PLC	156,062	416,129
Xstrata PLC	6,400	328,962
Yell Group PLC	10,200	120,031

		6,549,837

Total Common Stocks
(cost $31,750,664)		40,074,615

Preferred Stocks (0.08%)
Germany (0.08%)
Volkswagen AG PFD	300	30,870

Total Preferred Stocks
(cost $22,174)		30,870

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.77%)
Investors Bank & Trust Repurchase Agreement, (c) 3.550%, agreement date 03/30/2007, to be repurchased at $1,568,328 on 04/02/2007	$1,567,864	$1,567,864

Total Repurchase Agreement
(cost $1,567,864)		1,567,864

TOTAL INVESTMENTS (100.18%)
(cost $33,340,702)		41,673,349
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.18%)		(72,790)

NET ASSETS (100.0%)		$41,600,559

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Repurchase agreement is fully collateralized by U. S. Government Agency Securities with a coupon rate of 8.125%, a maturity date of January 25, 2027, and a market value of $1,646,258.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$13,482,876	32.35
Japanese Yen	11,088,741	26.61
British Pound	5,357,622	12.86
Swiss Franc	3,562,175	8.55
Canadian Dollar	2,522,237	6.05
United States Dollar	1,869,979	4.49
Australian Dollar	1,289,678	3.10
Hong Kong Dollar	897,847	2.15
Swedish Krona	766,211	1.84
Singapore Dollar	409,985	0.98
Norwegian Krone	234,362	0.56
Danish Krone	191,636	0.46

Total Investments	41,673,349	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$11,772,818	28.30
Consumer Discretionary	4,437,394	10.67
Materials	4,309,765	10.36
Industrials	3,810,673	9.16
Telecommunication Services	3,471,451	8.34
Health Care	3,043,449	7.32
Energy	2,969,608	7.14
Consumer Staples	2,763,268	6.64
Information Technology	2,496,473	6.00
Utilities	1,030,586	2.48

Total Stocks	40,105,485	96.41
Repurchase Agreement	1,567,864	3.77
Liabilities, Net of Cash and Other Assets	(72,790)	(0.18)

Net Assets	$41,600,559	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.47%)
Aerospace/Defense (1.52%)
Boeing Co.	36,933	$3,283,713
General Dynamics Corp.	18,848	1,439,987
Lockheed Martin Corp.	16,547	1,605,390
Northrop Grumman Corp.	15,963	1,184,774
Raytheon Co.	20,763	1,089,227
Rockwell Collins Inc.	7,920	530,086

		9,133,177

Agriculture, Foods, & Beverage (3.61%)
Anheuser-Busch Companies Inc.	35,743	1,803,592
Archer-Daniels-Midland Co.	30,372	1,114,653
Campbell Soup Co.	10,614	413,415
Coca-Cola Enterprises Inc.	13,329	269,912
ConAgra Foods Inc.	23,927	596,022
Constellation Brands Inc. (a)	9,665	204,705
Dean Foods Co. (a)	6,210	290,255
General Mills Inc.	16,405	955,099
HJ Heinz Co.	15,406	725,931
Kellogg Co.	11,535	593,245
Kraft Foods Inc. Class A	9,176	290,512
McCormick & Co. Inc.	6,119	235,704
Molson Coors Brewing Co. Class B	2,284	216,112
Pepsi Bottling Group Inc.	6,206	197,909
PepsiCo Inc.	76,507	4,862,785
Reynolds American Inc.	8,053	502,588
Sara Lee Corp.	34,959	591,506
Sysco Corp.	28,639	968,857
The Coca-Cola Co.	94,967	4,558,416
The Hershey Co.	8,239	450,344
Tyson Foods, Inc.	11,639	225,913
Whole Foods Market Inc.	6,485	290,852
WM Wrigley Jr. Co.	10,200	519,486
Yum! Brands Inc.	12,461	719,747

		21,597,560

Airlines (0.09%)
Southwest Airlines Co.	36,605	538,093

Automotive (0.70%)
Ford Motor Co.	87,175	687,811
General Motors Corp.	26,205	802,921
Genuine Parts Co.	7,971	390,579
Goodyear Tire & Rubber Co. (a)	8,187	255,353
Harley-Davidson Inc.	12,312	723,330
ITT Corp.	8,511	513,383
Paccar Inc.	11,542	847,183

		4,220,560

Banks (6.36%)
Bank of America Corp.	210,055	10,717,006
Bank of New York Co. Inc.	35,679	1,446,783
BB&T Corp.	25,193	1,033,417

	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Comerica Inc.	7,483	$442,395
Fifth Third Bancorp	25,853	1,000,252
Hudson City Bancorp Inc.	23,634	323,313
Huntington Bancshares Inc.	11,426	249,658
JPMorgan Chase & Co.	161,668	7,821,498
M&T Bank Corp.	3,648	422,548
Northern Trust Corp.	8,641	519,670
PNC Financial Services Group Inc.	16,151	1,162,387
State Street Corp.	15,397	996,956
SunTrust Banks Inc.	16,866	1,400,553
Synovus Financial Corp.	14,890	481,543
US Bancorp	82,536	2,886,284
Washington Mutual Inc.	42,961	1,734,765
Wells Fargo & Co.	157,795	5,432,882

		38,071,910

Building Materials & Construction (0.57%)
American Standard Cos. Inc.	8,191	434,287
Centex Corp.	5,650	236,057
DR Horton Inc.	12,527	275,594
Fluor Corp.	4,062	364,443
KB Home	3,529	150,582
Leggett & Platt Inc.	8,373	189,816
Lennar Corp.	6,433	271,537
Masco Corp.	18,534	507,831
Pulte Homes Inc.	9,834	260,208
Stanley Works	3,688	204,168
Vulcan Materials Co.	4,615	537,555

		3,432,078

Chemicals (1.64%)
Air Products & Chemicals Inc.	10,348	764,614
Ashland Inc.	2,232	146,419
E.I. du Pont de Nemours and Co.	42,719	2,111,600
Eastman Chemical Co.	3,768	238,627
Hercules Inc. (a)	5,239	102,370
International Flavors & Fragrances Inc.	3,618	170,842
Monsanto Co.	25,232	1,386,751
Pall Corp.	5,768	219,184
PPG Industries Inc.	7,681	540,051
Praxair Inc.	14,963	942,071
Rohm & Haas Co.	6,727	347,920
Sealed Air Corp.	7,474	236,178
Sigma-Aldrich Corp.	6,172	256,261
Temple-Inland Inc.	5,090	304,077
The Dow Chemical Co.	44,518	2,041,596

		9,808,561

Commercial Service/Supply (1.61%)
Allied Waste Industries Inc. (a)	11,619	146,283
Apollo Group Inc. Class A (a)	6,470	284,033
Ball Corp.	4,788	219,530

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Cintas Corp.	6,329	$228,477
Convergys Corp. (a)	6,466	164,301
Eastman Kodak Co.	13,238	298,649
Ecolab Inc.	8,378	360,254
Equifax Inc.	5,970	217,606
First Data Corp.	35,454	953,713
Interpublic Group of Companies Inc. (a)	20,096	247,382
Monster Worldwide Inc. (a)	5,939	281,330
Moody’s Corp.	11,170	693,210
Omnicom Group Inc.	7,938	812,692
Pactiv Corp. (a)	6,573	221,773
Paychex Inc.	15,618	591,454
Pitney Bowes Inc.	10,243	464,930
Realogy Corp. (a)	9,873	292,340
Robert Half International Inc.	7,907	292,638
RR Donnelley & Sons Co.	9,956	364,290
Ryder System Inc.	2,788	137,560
Snap-On Inc.	2,697	129,726
Waste Management Inc.	25,035	861,454
WW Grainger Inc.	3,512	271,267
Wyndham Worldwide Corp. (a)	9,279	316,878
Xerox Corp. (a)	45,870	774,744

		9,626,514

Computer Software & Services (4.45%)
Adobe Systems Inc. (a)	27,352	1,140,578
Affiliated Computer Services Inc. Class A (a)	5,513	324,605
Autodesk Inc. (a)	10,637	399,951
Automatic Data Processing Inc. (b)	26,033	1,259,997
BMC Software Inc. (a)	9,820	302,358
CA Inc.	19,076	494,259
Computer Sciences Corp. (a)	8,203	427,622
Compuware Corp. (a)	17,623	167,242
eBay Inc. (a)	54,427	1,804,255
Electronic Arts Inc. (a)	14,243	717,278
Electronic Data Systems Corp.	23,929	662,355
EMC Corp. (a)	102,788	1,423,614
Intuit Inc. (a)	15,980	437,213
Juniper Networks Inc. (a)	26,324	518,056
Microsoft Corp.	403,310	11,240,250
Oracle Corp. (a)	187,092	3,391,978
Unisys Corp. (a)	15,818	133,346
Yahoo! Inc. (a)	57,752	1,807,060

		26,652,017

Computers (3.16%)
Apple Inc. (a)	40,225	3,737,305
Dell Inc. (a)	105,674	2,452,694
Hewlett-Packard Co.	126,706	5,085,979
International Business Machines Corp.	70,586	6,653,436

	Shares	Value
Common Stocks (Cont.)
Computers (Cont.)
Sun Microsystems Inc. (a)	167,632	$1,007,468

		18,936,882

Consumer & Marketing (4.80%)
Altria Group Inc.	97,744	8,582,901
Avery Dennison Corp.	4,569	293,604
Avon Products Inc.	20,733	772,511
Black & Decker Corp.	2,832	231,148
Brown-Forman Corp. Class B	3,577	234,508
Brunswick Corp.	4,360	138,866
Clorox Co.	6,991	445,257
Colgate-Palmolive Co.	23,924	1,597,884
Danaher Corp.	10,980	784,521
Darden Restaurants Inc.	6,694	275,726
Fortune Brands Inc.	6,957	548,351
Harman International Industries Inc.	3,085	296,407
Hasbro Inc.	7,090	202,916
IAC/InterActiveCorp (a)	10,358	390,600
Kimberly-Clark Corp.	21,287	1,457,947
Mattel Inc.	17,862	492,455
Newell Rubbermaid Inc.	12,856	399,693
Starbucks Corp. (a)	35,442	1,111,461
The Estee Lauder Companies	5,909	288,655
The Procter & Gamble Co.	147,705	9,329,048
UST Inc.	7,542	437,285
Wendy’s International Inc.	3,592	112,429
Whirlpool Corp.	3,583	304,232

		28,728,405

Electronic/Electrical Mfg. (5.21%)
Advanced Micro Devices Inc. (a)	25,147	328,420
Agilent Technologies Inc. (a)	19,329	651,194
Applied Materials Inc.	64,517	1,181,951
Emerson Electric Co.	37,886	1,632,508
General Electric Co.	480,670	16,996,491
Intel Corp.	268,653	5,139,332
KLA-Tencor Corp.	9,194	490,224
Linear Technology Corp.	14,086	444,977
LSI Logic Corp. (a)	36,077	376,644
Micron Technology Inc. (a)	34,621	418,222
Molex Inc.	6,542	184,484
National Semiconductor Corp.	14,268	344,430
PerkinElmer Inc.	6,043	146,361
Rockwell Automation Inc.	8,229	492,670
Texas Instruments Inc.	69,276	2,085,208
Waters Corp. (a)	4,808	278,864

		31,191,980

Financial Services (10.69%)
AMBAC Financial Group Inc.	4,851	419,078
American Express Co.	56,622	3,193,481
Ameriprise Financial Inc.	11,413	652,139

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Apartment Investment and Management Co.	4,456	$257,067
Archstone-Smith Trust	10,419	565,543
AvalonBay Communities Inc.	3,745	486,850
Bear Stearns Companies Inc.	5,568	837,149
Boston Properties Inc.	5,578	654,857
Capital One Financial Corp.	19,104	1,441,588
CB Richard Ellis Group Inc. Class A (a)	8,516	291,077
Charles Schwab Corp.	47,812	874,481
Chicago Mercantile Exchange Holdings Inc.	1,645	875,897
CIT Group Inc.	9,205	487,129
Citigroup Inc.	229,744	11,795,057
Commerce Bancorp Inc.	8,622	287,802
Compass Bancshares Inc.	5,956	409,773
Countrywide Financial Corp.	27,324	919,179
Developers Diversified Realty Corp.	5,936	373,374
E*Trade Financial Corp. (a)	19,673	417,461
Equity Residential	13,471	649,706
Federal Home Loan Mortgage Corp.	32,216	1,916,530
Federal National Mortgage Association	45,358	2,475,640
Federated Investors Inc. Class B	4,104	150,699
Fidelity National Information Services	7,555	343,450
First Horizon National Corp.	5,813	241,414
Franklin Resources Inc.	7,708	931,358
Goldman Sachs Group Inc.	19,533	4,036,104
H&R Block Inc.	15,107	317,851
Host Hotels & Resorts Inc.	24,372	641,227
Janus Capital Group Inc.	9,862	206,214
Keycorp	18,653	698,928
Kimco Realty Corp.	10,696	521,323
Legg Mason Inc.	6,096	574,304
Lehman Brothers Holdings Inc.	24,897	1,744,533
Marshall & Ilsley Corp.	11,736	543,494
MBIA Inc.	6,177	404,532
Mellon Financial Corp.	19,209	828,676
Merrill Lynch & Co. Inc.	41,312	3,373,951
MGIC Investment Corp.	4,025	237,153
Morgan Stanley	49,729	3,916,656
National City Corp.	27,606	1,028,323
Principal Financial Group	12,710	760,948
ProLogis	11,419	741,436
Public Storage Inc.	5,810	550,033
Regions Financial Corp.	33,823	1,196,320
Simon Property Group Inc.	10,495	1,167,569
SLM Corp.	19,079	780,331
Sovereign Bancorp Inc.	17,189	437,288
T Rowe Price Group Inc.	12,308	580,814
Vornado Realty Trust	5,961	711,386
Wachovia Corp.	88,931	4,895,652
Western Union Co.	35,454	778,215

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Zions Bancorporation	4,896	$413,810

		64,034,850

Forest Products & Paper (0.39%)
International Paper Co.	21,420	779,688
MeadWestvaco Corp.	8,350	257,514
OfficeMax Inc.	3,399	179,263
Plum Creek Timber Co. Inc.	8,630	340,195
Weyerhaeuser Co.	10,558	789,105

		2,345,765

Health Care (11.44%)
Abbott Laboratories	71,441	3,986,408
Aetna Inc.	25,045	1,096,721
Allergan Inc.	7,213	799,345
AmerisourceBergen Corp.	9,122	481,185
Amgen Inc. (a)	54,470	3,043,784
Applera Corp.- Applied Biosystems Group	8,585	253,858
Barr Pharmaceuticals Inc. (a)	4,963	230,035
Bausch & Lomb Inc.	2,483	127,030
Baxter International Inc.	30,357	1,598,903
Becton Dickinson & Co.	11,376	874,701
Biogen Idec Inc. (a)	16,131	715,894
Biomet Inc.	11,408	484,726
Boston Scientific Corp. (a)	55,381	805,240
Bristol-Myers Squibb Co.	94,545	2,624,569
Cardinal Health Inc.	18,991	1,385,394
Celgene Corp. (a)	17,236	904,201
Coventry Health Care Inc. (a)	7,370	413,088
CR Bard Inc.	4,793	381,091
Eli Lilly & Co.	45,869	2,463,624
Express Scripts Inc. (a)	6,363	513,621
Forest Laboratories Inc. (a)	14,642	753,184
Genzyme Corp. (a)	12,109	726,782
Gilead Sciences Inc. (a)	21,867	1,672,825
Hospira Inc. (a)	7,237	295,993
Humana Inc. (a)	7,638	443,157
IMS Health Inc.	9,150	271,389
Johnson & Johnson	135,711	8,177,945
King Pharmaceuticals Inc. (a)	11,171	219,734
Laboratory Corp. of America Holdings (a)	5,765	418,712
Manor Care Inc.	3,404	185,041
McKesson Corp.	14,100	825,414
Medco Health Solutions Inc. (a)	13,824	1,002,655
Medimmune Inc. (a)	11,316	411,789
Medtronic Inc.	53,739	2,636,435
Merck & Co. Inc.	101,542	4,485,110
Mylan Laboratories Inc.	9,700	205,058
Patterson Cos. Inc. (a)	6,396	226,994
Pfizer Inc.	334,125	8,439,998

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quest Diagnostics Inc.	7,486	$373,327
Schering-Plough Corp.	68,845	1,756,236
St. Jude Medical Inc. (a)	16,519	621,280
Stryker Corp.	13,711	909,314
Tenet Healthcare Corp. (a)	21,722	139,672
UnitedHealth Group Inc.	62,682	3,320,266
Varian Medical Systems Inc. (a)	6,028	287,475
Watson Pharmaceuticals Inc. (a)	4,660	123,164
WellPoint Inc. (a)	28,920	2,345,412
Wyeth	62,671	3,135,430
Zimmer Holdings Inc. (a)	11,108	948,734

		68,541,943

Insurance (4.58%)
ACE Ltd.	15,094	861,264
Aflac Inc.	23,051	1,084,780
American International Group Inc.	121,172	8,145,182
Aon Corp.	14,832	563,023
Chubb Corp.	19,158	989,894
Cigna Corp.	4,942	705,026
Cincinnati Financial Corp.	8,026	340,302
Genworth Financial Inc.	21,029	734,753
Hartford Financial Services Group Inc.	14,699	1,404,930
Lincoln National Corp.	13,256	898,624
Loews Corp.	21,135	960,163
Marsh & McLennan Companies Inc.	25,377	743,292
MetLife Inc.	35,332	2,231,216
Progressive Corp.	36,236	790,669
Prudential Financial Inc.	22,539	2,034,370
Safeco Corp.	4,444	295,215
The Allstate Corp.	29,049	1,744,683
Torchmark Corp.	4,547	298,238
Travelers Companies Inc.	32,154	1,664,613
Unum Group	15,829	364,542
XL Capital Ltd. Class A	8,321	582,137

		27,436,916

Leisure, Lodging & Gaming (0.63%)
Carnival Corp.	20,584	964,566
Harrah’s Entertainment Inc.	8,552	722,216
Hilton Hotels Corp.	17,938	645,051
Marriott International Inc. Class A	15,865	776,750
Starwood Hotels & Resorts Worldwide Inc.	10,027	650,251

		3,758,834

Machinery & Manufacturing (3.47%)
3M Co.	34,725	2,654,032
Bemis Co. Inc.	4,846	161,808
Caterpillar Inc.	30,617	2,052,258
Cooper Industries Ltd. Class A	8,584	386,194
Cummins Inc.	2,428	351,380

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Deere & Co.	10,703	$1,162,774
Dover Corp.	9,369	457,301
Eaton Corp.	6,932	579,238
Goodrich Corp.	5,823	299,768
Honeywell International Inc.	38,230	1,760,874
Illinois Tool Works Inc.	19,434	1,002,794
Ingersoll-Rand Co. Ltd. Class A	13,891	602,453
Johnson Controls Inc.	9,066	857,825
Millipore Corp. (a)	2,601	188,494
Parker Hannifin Corp.	5,517	476,172
Terex Corp. (a)	4,743	340,358
Textron Inc.	5,950	534,310
Thermo Fisher Scientific Inc. (a)	19,447	909,147
Tyco International Ltd.	93,146	2,938,756
United Technologies Corp.	46,914	3,049,410

		20,765,346

Media & Broadcasting (3.30%)
CBS Corp. Class B	36,288	1,110,050
Clear Channel Communications Inc.	22,818	799,543
Comcast Corp. Class A (a)	146,254	3,795,291
Dow Jones & Co. Inc.	2,915	100,480
EW Scripps Co. Class A	3,926	175,414
Gannett Co. Inc.	10,950	616,375
Meredith Corp.	1,917	110,017
New York Times Co.	6,703	157,587
News Corp. Class A	109,101	2,522,415
The DIRECTV Group Inc. (a)	35,752	824,799
The McGraw-Hill Companies Inc.	16,534	1,039,658
The Walt Disney Co.	95,639	3,292,851
Time Warner Inc.	181,448	3,578,155
Tribune Co.	9,205	295,572
Viacom Inc. Class B (a)	32,642	1,341,913

		19,760,120

Mining & Metals (0.90%)
Alcoa Inc.	40,113	1,359,831
Allegheny Technologies Inc.	4,707	502,190
Freeport-McMoRan Copper & Gold Inc.	17,558	1,162,164
Newmont Mining Corp.	20,838	874,987
Nucor Corp.	14,423	939,370
United States Steel Corp.	5,769	572,112

		5,410,654

Oil & Gas (9.82%)
Anadarko Petroleum Corp.	21,319	916,291
Apache Corp.	15,291	1,081,074
Baker Hughes Inc.	15,361	1,015,823
BJ Services Co.	14,238	397,240
Chesapeake Energy Corp.	19,151	591,383
Chevron Corp.	101,857	7,533,344
ConocoPhillips Co.	76,668	5,240,258

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp.	20,510	$1,419,702
El Paso Corp.	32,399	468,813
ENSCO International Inc.	7,080	385,152
EOG Resources Inc.	11,244	802,147
Exxon Mobil Corp.	267,472	20,180,762
Halliburton Co.	47,680	1,513,363
Hess Corp.	12,477	692,099
Kinder Morgan Inc.	4,942	526,076
Marathon Oil Corp.	16,673	1,647,793
Murphy Oil Corp.	8,602	459,347
Nabors Industries Ltd. (a)	14,560	431,995
National-Oilwell Varco Inc. (a)	8,051	626,287
Noble Corp.	6,319	497,179
Occidental Petroleum Corp.	40,036	1,974,175
Questar Corp.	3,981	355,145
Rowan Companies Inc.	5,044	163,779
Schlumberger Ltd.	54,922	3,795,110
Smith International, Inc.	9,303	447,009
Spectra Energy Corp.	29,175	766,427
Sunoco Inc.	6,123	431,304
Transocean Inc. (a)	13,571	1,108,751
Valero Energy Corp.	28,522	1,839,384
Weatherford International Ltd. (a)	16,067	724,622
Williams Companies Inc.	27,587	785,126

		58,816,960

Retailers (6.09%)
Abercrombie & Fitch Co. Class A	4,133	312,785
Amazon.com Inc. (a)	14,479	576,119
AutoNation Inc. (a)	6,996	148,595
Autozone Inc. (a)	2,416	309,586
Bed Bath & Beyond Inc. (a)	13,066	524,861
Best Buy Co. Inc.	18,813	916,569
Big Lots Inc. (a)	5,285	165,315
Circuit City Stores Inc.	6,332	117,332
Coach Inc. (a)	17,317	866,716
Costco Wholesale Corp.	21,788	1,173,066
CVS Caremark Corp.	71,817	2,451,832
Dillard’s Inc. Class A	2,815	92,135
Dollar General Corp.	14,604	308,875
Family Dollar Stores Inc.	7,126	211,072
Federated Department Stores Inc.	24,980	1,125,349
GAP Inc.	24,378	419,545
Home Depot Inc.	95,765	3,518,406
J.C. Penney Co. Inc.	10,580	869,253
Kohl’s Corp. (a)	15,367	1,177,266
Kroger Co.	33,419	944,087
Limited Brands	16,006	417,116
Lowe’s Companies Inc.	71,334	2,246,308
McDonald’s Corp.	57,517	2,591,141
Nordstrom Inc.	10,523	557,088
Office Depot Inc. (a)	13,423	471,684
RadioShack Corp.	6,225	168,262

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
Safeway Inc.	20,721	$759,217
Sears Holdings Corp. (a)	3,932	708,389
Staples Inc.	33,562	867,242
Supervalu Inc.	9,710	379,370
Target Corp.	39,994	2,370,045
The Sherwin-Williams Co.	5,187	342,550
Tiffany & Co.	6,561	298,394
TJX Companies Inc.	21,223	572,172
Wal-Mart Stores Inc.	114,563	5,378,733
Walgreen Co.	46,714	2,143,706

		36,500,181

Technology (2.95%)
Altera Corp. (a)	16,512	330,075
Analog Devices Inc.	16,032	552,944
Avaya Inc. (a)	20,905	246,888
Broadcom Corp. (a)	21,812	699,511
Citrix Systems Inc. (a)	8,400	269,052
Cognizant Technology Solutions Corp. (a)	6,538	577,109
Fiserv Inc. (a)	8,236	437,002
Google Inc. (a)	10,144	4,647,575
International Game Technology	15,673	632,876
Jabil Circuit Inc.	8,446	180,829
L-3 Communications Holdings Inc.	5,733	501,465
Lexmark International Group Inc. (a)	4,768	278,737
Maxim Integrated Products Inc.	14,743	433,444
NCR Corp. (a)	8,364	399,548
Network Appliance Inc. (a)	17,238	629,532
Novell Inc. (a)	16,540	119,419
Novellus Systems Inc. (a)	5,662	181,297
NVIDIA Corp. (a)	16,399	471,963
PMC-Sierra Inc. (a)	9,703	68,018
QLogic Corp. (a)	7,453	126,701
QUALCOMM Inc.	77,295	3,297,405
Sabre Holdings Corp.	6,090	199,448
SanDisk Corp. (a)	10,575	463,185
Sanmina-SCI Corp. (a)	24,632	89,168
Solectron Corp. (a)	41,957	132,165
Symantec Corp. (a)	45,190	781,787
Tektronix Inc.	3,910	110,106
Teradyne Inc. (a)	9,152	151,374
VeriSign Inc. (a)	11,253	282,675
Xilinx Inc.	15,848	407,769

		17,699,067

Telecom & Telecom Equipment (5.56%)
ADC Telecommunications Inc. (a)	5,411	90,580
Alltel Corp.	16,923	1,049,226
AT&T Inc.	292,638	11,538,717
CenturyTel Inc.	5,298	239,417
Ciena Corp. (a)	3,843	107,412

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc. (a)	283,330	$7,233,415
Citizens Communications Co.	15,079	225,431
Corning Inc. (a)	72,576	1,650,378
Embarq Corp.	6,828	384,758
JDS Uniphase Corp. (a)	9,653	147,015
Motorola Inc.	113,317	2,002,311
Qwest Communications International Inc. (a)	73,920	664,541
Sprint Nextel Corp.	136,565	2,589,273
Tellabs Inc. (a)	20,769	205,613
Verizon Communications Inc.	135,982	5,156,437

		33,284,524

Textiles & Clothing (0.32%)
Jones Apparel Group Inc.	5,239	160,995
Liz Claiborne Inc.	4,825	206,751
Nike Inc.	8,853	940,720
Polo Ralph Lauren Corp.	2,861	252,197
VF Corp.	4,047	334,363

		1,895,026

Transportation (1.63%)
Burlington Northern Santa Fe Corp.	16,916	1,360,554
CH Robinson Worldwide Inc.	8,024	383,146
CSX Corp.	20,458	819,343
FedEx Corp.	14,241	1,529,911
Norfolk Southern Corp.	17,922	906,853
Union Pacific Corp.	12,480	1,267,344
United Parcel Service Inc. Class B	50,174	3,517,197

		9,784,348

Utilities & Energy (3.98%)
Allegheny Energy Inc. (a)	7,754	381,032
Ameren Corp.	9,815	493,694
American Electric Power Co. Inc.	18,269	890,614
CenterPoint Energy Inc.	14,316	256,829
CMS Energy Corp.	10,200	181,560
CONSOL Energy Inc.	8,458	330,961
Consolidated Edison Inc.	12,111	618,388
Constellation Energy Group	8,469	736,380
Dominion Resources Inc.	16,407	1,456,449
DTE Energy Co.	8,414	403,031
Duke Energy Corp.	58,350	1,183,921
Dynegy Inc. (a)	17,113	158,466
Edison International	15,009	737,392
Entergy Corp.	9,638	1,011,219
Exelon Corp.	31,175	2,142,034
FirstEnergy Corp.	15,282	1,012,280
FPL Group Inc.	18,686	1,143,023
Integrys Energy Group Inc.	3,498	194,174
KeySpan Corp.	8,048	331,175
Nicor Inc.	2,047	99,116

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
NiSource Inc.	12,575	$307,333
Peabody Energy Corp.	12,269	493,705
PG&E Corp.	16,470	795,007
Pinnacle West Capital Corp.	4,744	228,898
PPL Corp.	17,933	733,460
Progress Energy Inc.	12,161	613,401
Public Service Enterprise Group Inc.	11,811	980,785
Sempra Energy	12,058	735,659
TECO Energy Inc.	9,621	165,577
The AES Corp. (a)	30,724	661,180
The Southern Co.	35,158	1,288,541
TXU Corp.	21,530	1,380,073
Windstream Corp.	21,786	320,036
Xcel Energy Inc.	18,616	459,629
XTO Energy Corp.	16,962	929,687

		23,854,709

Total Common Stocks
(cost $517,473,912)		595,826,980

Short-term Investments (0.67%)
U.S. Treasury Bills, 4.865%, 06/21/2007 (c)	$4,038,000	3,993,986

Total Short-term Investments
(cost $3,992,824)		3,993,986

TOTAL INVESTMENTS (100.14%)
(cost $521,466,736)		599,820,966
LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(833,726)

NET ASSETS (100.00%)		$598,987,240

Securities Sold Short
Broadridge Financial Solutions Inc. (b)	6,508	$128,206

Total Securities Sold Short
(proceeds $128,206)		$128,206

(a)	Non-income producing security.

(b)	Automatic Data Processing Inc. initiated a spinoff of Broadridge Financial Solutions Inc. effective April 2, 2007, by issuing one share of Broadridge Financial Solutions Inc. for each four shares of Automatic Data Processing Inc. owned. Since Broadridge Financial Solutions Inc. is not a security contained in the S&P 500 Index, the Fund entered into a transaction to sell Broadridge Financial Solutions Inc. on March 30, 2007, with a settlement date of April 5, 2007. The value of Broadridge Financial Solutions Inc. equals the proceeds of the sale. The sale was settled on April 5, 2007, with the shares received from the spinoff on April 2, 2007.

(c)	At March 31, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (95.65%)
Automotive & Transportation (3.42%)
AAR Corp. (a)	7,637	$210,476
ABX Air Inc. (a)	12,787	87,591
Accuride Corp. (a)	4,374	63,860
Aftermarket Technology Corp. (a)	4,557	110,644
Airtran Holdings Inc. (a)	19,252	197,718
Alaska Air Group Inc. (a)	8,076	307,696
Amerco Inc. (a)	2,104	147,259
American Axle & Manufacturing Holdings Inc.	10,300	281,705
American Commercial Lines Inc. (a)	12,464	391,993
American Railcar Industries Inc.	2,027	60,425
Arkansas Best Corp.	5,074	180,381
ArvinMeritor Inc.	14,770	269,552
Atlas Air Worldwide Holdings Inc. (a)	3,865	203,801
Bandag Inc.	2,333	118,260
Bristow Group Inc. (a)	4,691	170,987
Celadon Group Inc. (a)	4,880	81,496
Commercial Vehicle Group Inc. (a)	4,307	88,724
Cooper Tire & Rubber Co.	13,280	242,891
Dynamex Inc. (a)	2,260	57,494
EGL Inc. (a)	7,674	304,121
ExpressJet Holdings Inc. (a)	11,515	67,248
Fleetwood Enterprises Inc. (a)	12,543	99,215
Florida East Coast Industries Inc.	7,466	468,044
Forward Air Corp.	7,578	249,165
Freightcar America Inc.	2,754	132,660
Frontier Airlines Holdings Inc. (a)	7,888	47,407
Fuel Systems Solutions Inc. (a)	1,853	34,318
Genesee & Wyoming Inc. (a)	7,543	200,719
Greenbrier Companies Inc.	2,688	71,770
GulfMark Offshore Inc. (a)	3,037	132,565
Heartland Express Inc.	13,417	213,062
Horizon Lines Inc.	2,525	82,870
Hub Group Inc. (a)	8,394	243,342
Interpool Inc.	2,495	60,928
Jetblue Airways Corp. (a)	35,635	410,159
Keystone Automotive Industries Inc. (a)	3,388	114,176
Knight Transportation Inc.	12,657	225,548
Lear Corp. (a)	13,703	500,296
Marine Products Corp.	3,600	34,452
Marten Transport Ltd. (a)	3,359	53,341
Mesa Air Group Inc. (a)	6,593	49,645
Miller Industries Inc. (a)	2,313	50,446
Modine Manufacturing Co.	6,653	152,354
Monaco Coach Corp.	6,305	100,439
Noble International Ltd.	1,914	32,117
Old Dominion Freight Line Inc. (a)	5,608	161,566
P.A.M. Transportation Services Inc. (a)	745	15,362
Pacer International Inc.	7,330	197,470
Patriot Transportation Holding Inc. (a)	173	15,503
PHI Inc. (a)	2,624	71,005
Polaris Industries Inc.	8,455	405,671
Quality Distribution Inc. (a)	1,071	9,264

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Quantum Fuel Systems Technologies
Worldwide Inc. (a)	7,025	$8,570
Republic Airways Holdings Inc. (a)	7,099	162,993
Saia Inc. (a)	3,237	76,879
SkyWest Inc.	13,379	358,959
Superior Industries International Inc.	4,674	97,359
Tenneco Inc. (a)	9,740	247,980
Universal Truckload Services Inc. (a)	1,364	33,022
US Xpress Enterprises Inc. Class A (a)	1,521	26,252
USA Truck Inc. (a)	2,083	32,370
Visteon Corp. (a)	28,727	245,329
Wabash National Corp.	6,741	103,946
Werner Enterprises Inc.	10,641	193,347
Winnebago Industries Inc.	6,462	217,317

		10,083,524

Consumer Discretionary (19.55%)
1-800-FLOWERS.COM Inc. (a)	4,082	31,758
24/7 Real Media Inc. (a)	11,223	90,121
99 Cents Only Stores (a)	9,649	142,130
Aaron Rents Inc.	9,250	244,570
ABM Industries Inc.	8,679	229,039
AC Moore Arts & Crafts Inc. (a)	3,021	64,468
Administaff Inc.	4,731	166,531
Advisory Board Co. (a)	4,262	215,742
Aeropostale Inc. (a)	11,333	455,927
AFC Enterprises (a)	5,387	108,009
Ambassadors Group Inc.	3,754	124,783
Ambassadors International Inc.	1,052	48,539
America’s Car-Mart Inc. (a)	1,696	22,659
American Greetings Corp.	10,801	250,691
American Woodmark Corp.	2,358	86,680
Ameristar Casinos Inc.	4,974	159,715
AMN Healthcare Services Inc. (a)	6,577	148,772
Applebee’s International Inc.	16,494	408,721
aQuantive Inc. (a)	15,678	437,573
Arbitron Inc.	6,618	310,715
Arctic Cat Inc.	3,670	71,528
Asbury Automotive Group Inc.	3,119	88,112
Bally Technologies Inc. (a)	11,268	265,699
Bally Total Fitness Holding Corp. (a)	5,895	3,596
Barrett Business Services Inc.	1,117	25,747
bebe stores inc.	4,576	79,531
Belo Corp.	18,287	341,418
Big 5 Sporting Goods Corp.	4,749	123,094
Big Lots Inc. (a)	24,290	759,791
BJ’s Restaurant Inc. (a)	2,861	60,453
Blockbuster Inc. (a)	39,781	256,190
Blue Nile Inc. (a)	2,926	118,971
Blyth Inc.	5,123	108,147
Bob Evans Farms Inc.	8,007	295,859
Bon-Ton Stores Inc.	1,319	74,181

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Books-A-Million Inc.	3,389	$48,259
Borders Group Inc.	13,011	265,685
Bowne & Co. Inc.	8,388	131,943
Bright Horizons Family Solutions Inc. (a)	5,986	225,972
Brightpoint Inc. (a)	11,682	133,642
Brown Shoe Co. Inc.	5,800	243,600
Buckle Inc.	2,812	100,388
Buffalo Wild Wings Inc. (a)	1,490	94,913
Build-A-Bear Workshop Inc. (a)	3,308	90,871
Cabela’s Inc. (a)	6,580	163,250
Cache Inc. (a)	1,987	35,269
California Pizza Kitchen Inc. (a)	4,158	136,757
Callaway Golf Co.	14,933	235,344
Carmike Cinemas Inc.	2,268	52,618
Carter’s Inc. (a)	9,805	248,459
Casella Waste Systems Inc. (a)	4,100	40,016
Casual Male Retail Group Inc. (a)	6,376	75,428
Catalina Marketing Corp.	10,842	342,390
Cato Corp. Class A	6,313	147,661
CBIZ Inc. (a)	13,252	94,089
CBRL Group Inc.	3,181	147,280
CDI Corp.	2,940	85,025
CEC Entertainment Inc. (a)	7,241	300,791
Central European Distribution Corp. (a)	6,569	191,224
Central Garden & Pet Co. (a)	8,818	129,625
Central Parking Corp.	5,770	127,979
Century Casinos Inc. (a)	3,826	31,565
Cenveo Inc. (a)	10,882	264,433
Charlotte Russe Holding Inc. (a)	3,391	97,898
Charming Shoppes Inc. (a)	25,532	330,639
Charter Communications Inc. (a)	75,191	209,783
Chattem Inc. (a)	3,845	226,624
Chemed Corp.	5,367	262,768
Cherokee Inc.	1,566	67,432
Children’s Place Retail Stores Inc. (a)	4,607	256,886
Chipolte Mexican Grill Inc. Class B (a)	3,111	178,571
Christopher & Banks Corp.	8,159	158,856
Churchill Downs Inc.	1,791	81,293
Citadel Broadcasting Corp.	6,903	65,648
Citi Trends Inc. (a)	1,054	45,048
CKE Restaurants Inc.	14,549	274,394
CKX Inc. (a)	11,784	130,802
CMGI Inc. (a)	87,372	185,229
CNET Networks Inc. (a)	30,591	266,448
Cogent Inc. (a)	8,911	119,853
Coinmach Service Corp.	4,729	50,175
Coinstar Inc. (a)	5,579	174,623
Columbia Sportswear Co.	2,850	177,584
Compass Diversified Trust	2,551	42,780
Conn’s Inc. (a)	2,019	49,970
Consolidated Graphics Inc. (a)	2,663	197,195
Core-Mark Holding Co. Inc. (a)	2,148	76,641

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Corinthian Colleges Inc. (a)	17,401	$239,264
Cornell Co. Inc. (a)	2,663	53,846
Cosi Inc. (a)	6,970	38,893
Cost Plus Inc. (a)	4,871	48,710
CoStar Group Inc. (a)	3,782	168,980
Courier Corp.	1,897	74,116
Covad Communications Group Inc. (a)	54,586	69,324
Cox Radio Inc. (a)	8,697	118,714
CRA International Inc. (a)	2,301	120,066
Crocs Inc. (a)	2,401	113,447
Cross Country Healthcare Inc. (a)	5,825	106,190
Crown Media Holdings Inc. (a)	5,600	29,848
CSK Auto Corp. (a)	9,855	169,506
CSS Industries Inc.	1,471	55,133
Cumulus Media Inc. (a)	11,129	104,390
Deb Shops Inc.	1,160	31,413
Deckers Outdoor Corp. (a)	2,473	175,632
dELiA*s Inc. (a)	4,058	37,252
Denny’s Corp. (a)	25,949	127,150
DeVry Inc.	12,315	361,445
Diamond Management & Technology Consultants Inc.	5,535	64,704
Directed Electronics Inc. (a)	1,606	14,390
Dollar Thrifty Automotive Group Inc. (a)	5,304	270,716
Domino’s Pizza Inc.	8,024	260,539
Dover Downs Gaming & Entertainment Inc.	3,524	45,389
Dover Motorsports Inc.	3,660	19,215
Dress Barn Inc. (a)	10,218	212,637
drugstore.com inc. (a)	14,097	36,370
DSW Inc. (a)	3,258	137,520
DTS Inc. (a)	4,082	98,907
DynCorp International Inc. (a)	5,757	86,873
Earthlink Inc. (a)	27,623	203,029
Educate Inc. (a)	2,378	18,215
Elizabeth Arden Inc. (a)	5,056	110,322
Emmis Communications Corp.	8,342	70,406
Ennis Inc.	5,527	147,903
Entercom Communications Corp.	7,088	199,740
Entravision Communications Corp. (a)	12,260	114,508
Ethan Allen Interiors Inc.	6,829	241,337
Exponent Inc. (a)	2,718	54,224
EZCORP Inc. (a)	7,935	116,883
First Advantage Corp. Class A (a)	1,494	35,811
First Consulting Group Inc. (a)	3,183	28,965
Fisher Communications Inc. (a)	1,361	66,145
Forrester Research Inc. (a)	3,838	108,846
Fossil Inc. (a)	8,929	236,351
Fred’s Inc.	8,903	130,874
FTD Group Inc.	3,199	52,879
FTI Consulting Inc. (a)	9,153	307,449
Furniture Brands International Inc.	10,124	159,757
G&K Services Inc. Class A	4,109	149,075

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaiam Inc. (a)	2,834	$44,607
GateHouse Media Inc.	500	10,150
Gaylord Entertainment Co. (a)	8,759	463,088
Gemstar-TV Guide International Inc. (a)	49,783	208,591
Genesco Inc. (a)	4,771	198,140
Geo Group Inc. (a)	3,891	176,340
Gevity HR Inc.	5,450	107,583
Gray Television Inc.	9,926	103,429
Great Wolf Resorts Inc. (a)	6,249	82,674
Group 1 Automotive Inc.	5,092	202,509
GSI Commerce Inc. (a)	8,180	184,786
Guess ? Inc.	8,444	341,898
Guitar Center Inc. (a)	6,433	290,257
Gymboree Corp. (a)	7,043	282,213
Harris Interactive Inc. (a)	9,415	56,772
Hartmarx Corp. (a)	7,061	52,251
Haverty Furniture Companies Inc.	4,011	56,154
Heidrick & Struggles International Inc. (a)	4,556	220,738
Hibbett Sports Inc. (a)	7,470	213,567
Home Solutions of America Inc. (a)	8,899	42,270
Hooker Furniture Corp.	3,283	65,824
Hot Topic Inc. (a)	9,783	108,591
Hudson Highland Group Inc. (a)	4,990	77,794
Iconix Brand Group Inc. (a)	7,261	148,124
ICT Group Inc. (a)	1,112	19,460
IHOP Corp.	4,312	252,899
Ikanos Communications (a)	4,604	35,773
IKON Office Solutions Inc.	21,831	313,711
Infospace Inc. (a)	6,787	174,222
InfoUSA Inc.	6,127	58,942
Insight Enterprises Inc. (a)	10,607	190,714
Inter Parfums Inc.	958	20,118
Internap Network Services Corp. (a)	7,440	117,180
inVentiv Health Inc. (a)	5,963	228,323
iPass Inc. (a)	14,482	72,844
Isle of Capri Casinos Inc. (a)	3,984	102,070
J Crew Group Inc. (a)	4,586	184,220
Jack in the Box Inc. (a)	7,402	511,700
Jackson Hewitt Tax Service Inc.	8,248	265,421
Jakks Pacific Inc. (a)	5,548	132,597
Jo-Ann Stores Inc. (a)	4,446	121,154
John H Harland Co.	5,461	279,767
Jos. A. Bank Clothiers Inc. (a)	3,634	128,462
Journal Communications Inc. Class A	8,723	114,359
Journal Register Co.	9,571	57,043
K-Swiss Inc. Class A	5,677	153,393
K2 Inc. (a)	9,036	109,245
Kellwood Co.	6,037	177,065
Kelly Services Inc. Class A	3,924	126,353
Kenexa Corp. (a)	2,978	92,705
Kenneth Cole Productions Inc.	2,255	57,886
Kforce Inc. (a)	6,303	86,792

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Kimball International Inc. Class B	7,187	$138,565
Korn/Ferry International (a)	8,943	205,152
Krispy Kreme Doughnuts Inc. (a)	12,179	124,104
La-Z-Boy Inc.	11,437	141,590
Labor Ready Inc. (a)	11,525	218,860
Lakes Entertainment Inc. (a)	3,985	44,433
Lancaster Colony Corp.	5,051	223,204
Landry’s Restaurants Inc.	3,494	103,422
Lawson Products Inc.	834	31,592
Leapfrog Enterprises Inc. (a)	7,131	76,302
LECG Corp. (a)	5,269	76,295
Lee Enterprises Inc. Class A	9,358	281,208
Life Time Fitness Inc. (a)	6,212	319,359
Lifetime Brands Inc.	2,013	42,052
Lin TV Corp. (a)	6,690	106,371
Lincoln Educational Services (a)	1,342	19,070
Liquidity Services Inc. (a)	1,286	21,785
Lithia Motors Inc. Class A	3,598	98,621
Live Nation Inc. (a)	13,012	287,045
LKQ Corp. (a)	8,944	195,516
LodgeNet Entertainment Corp. (a)	3,076	94,495
Lodgian Inc. (a)	5,278	70,514
LoJack Corp. (a)	4,364	82,829
Luby’s Inc. (a)	3,857	37,683
Magna Entertainment Corp. (a)	9,510	34,616
Maidenform Brands Inc. (a)	3,670	84,667
Mannatech Inc.	3,189	51,215
Marchex Inc. Class B	4,237	64,911
Marcus Corp.	4,820	112,113
MarineMax Inc. (a)	3,499	81,107
Martha Stewart Living Omnimedia Inc.	5,601	95,273
Marvel Entertainment Inc. (a)	9,659	268,037
Matthews International Corp.	6,924	281,807
MAXIMUS Inc.	4,123	142,161
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,356	63,164
Media General Inc.	4,463	170,308
Mediacom Communications Corp. Class A (a)	13,610	110,785
Midas Inc. (a)	4,172	89,990
Midway Games Inc. (a)	7,861	49,131
Monarch Casino & Resort Inc. (a)	1,854	48,204
Monro Muffler Brake Inc.	2,557	89,751
Morgans Hotel Group (a)	3,681	77,338
Morton’s Restaurant Group Inc. (a)	2,755	49,011
Movado Group Inc.	4,600	135,470
MPS Group Inc. (a)	23,326	330,063
MTR Gaming Group Inc. (a)	4,420	57,814
Multimedia Games Inc. (a)	4,908	58,405
MWI Veterinary Supply Inc. (a)	934	30,822
National CineMedia Inc. (a)	6,077	162,256
National Presto Industries Inc.	1,399	86,234
Nautilus Inc.	6,852	105,726

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Navigant Consulting Inc. (a)	10,787	$213,151
Net 1 UEPS Technologies Inc. (a)	10,000	248,800
Netflix Inc. (a)	9,198	213,302
Netratings Inc. (a)	2,858	59,446
New York & Co. Inc. (a)	4,860	76,739
NIC Inc.	6,215	33,312
Nu Skin Enterprises Inc.	11,710	193,449
O’Charley’s Inc. (a)	5,111	98,591
Oakley Inc.	6,009	121,021
On Assignment Inc. (a)	4,408	54,703
Outdoor Channel Holdings Inc. (a)	2,708	27,676
Overstock.com Inc. (a)	2,553	42,380
Oxford Industries Inc.	3,029	149,754
Pacific Sunwear of California Inc. (a)	15,091	314,346
Pantry Inc. (a)	4,605	208,238
Papa John’s International Inc. (a)	5,214	153,292
ParkerVision Inc. (a)	3,327	43,950
Parlux Fragrances Inc. (a)	2,418	13,492
Payless Shoesource Inc. (a)	13,985	464,302
PeopleSupport Inc. (a)	3,332	38,151
PEP Boys-Manny Moe & Jack	11,861	226,426
Perficient Inc. (a)	3,075	60,824
Perry Ellis International Inc. (a)	2,112	67,563
PetMed Express Inc. (a)	3,497	41,439
PF Chang’s China Bistro Inc. (a)	6,183	258,944
PHH Corp. (a)	11,415	348,842
Phillips-Van Heusen Corp.	11,446	673,025
Pier 1 Imports Inc.	18,372	126,951
Pinnacle Entertainment Inc. (a)	9,813	285,264
Playboy Enterprises Inc. (a)	4,731	48,682
Playtex Products Inc. (a)	11,414	154,888
Pre-Paid Legal Services Inc. (a)	2,426	121,567
Prestige Brands Holdings Inc. (a)	7,260	86,031
Priceline.com Inc. (a)	5,410	288,137
PriceSmart Inc. (a)	863	13,256
Primedia Inc. (a)	36,110	96,053
Private Media Group Inc. (a)	5,369	13,208
Progressive Gaming International Corp. (a)	8,300	37,350
Quiksilver Inc. (a)	24,704	286,566
Radio One Inc. Class D (a)	15,513	100,214
Rare Hospitality International Inc. (a)	7,548	227,119
RC2 Corp. (a)	4,257	171,940
Red Robin Gourmet Burgers Inc. (a)	3,548	137,733
Regis Corp.	9,820	396,433
Renaissance Learning Inc.	2,288	30,133
Rent-A-Center Inc. (a)	14,134	395,469
Resources Connection Inc. (a)	10,294	329,305
Restoration Hardware Inc. (a)	5,593	36,690
Retail Ventures Inc. (a)	4,470	94,094
Revlon Inc. (a)	36,628	38,459
Riviera Holdings Corp. (a)	2,274	63,558
Rollins Inc.	6,979	160,587

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ruby Tuesday Inc.	12,694	$363,048
Rush Enterprises Inc. Class A (a)	4,241	81,470
Russ Berrie & Co. Inc. (a)	2,502	35,278
Ruth’s Chris Steak House (a)	4,036	82,173
Salem Communications Corp.	2,749	34,363
Schawk Inc.	3,691	66,844
Scholastic Corp. (a)	7,252	225,537
School Specialty Inc. (a)	4,835	174,592
Sealy Corp.	4,201	73,433
Select Comfort Corp. (a)	12,297	218,887
Shoe Carnival Inc. (a)	2,178	72,527
Shuffle Master Inc. (a)	7,748	141,401
Sinclair Broadcast Group Inc.	8,907	137,613
SIRVA Inc. (a)	10,628	37,942
Six Flags Inc. (a)	21,290	127,953
Skechers U.S.A. Inc. (a)	4,990	167,514
Sohu.com Inc. (a)	5,148	110,322
Sonic Automotive Inc.	6,306	179,721
Sonic Corp. (a)	18,298	407,679
Sotheby’s	13,053	580,597
Source Interlink Co. Inc. (a)	7,606	51,036
Spanish Broadcasting System Inc. (a)	7,500	30,000
Spectrum Brands Inc. (a)	7,378	46,703
Speedway Motorsports Inc.	2,732	105,865
Spherion Corp. (a)	13,991	123,401
Stage Stores Inc.	8,860	206,527
Stamps.com Inc. (a)	4,132	59,377
Standard Parking Corp. (a)	761	26,917
Standard Register Co.	4,163	52,662
Stanley Furniture Co. Inc.	2,360	49,088
Star Maritime Acquisition Corp. (a)	2,559	26,230
Startek Inc.	2,775	27,167
Stein Mart Inc.	5,275	86,088
Steinway Musical Instruments Inc.	1,659	53,536
Steven Madden Ltd.	4,246	123,983
Stewart Enterprises Inc.	23,831	192,078
Strayer Education Inc.	3,064	383,000
Stride Rite Corp.	8,174	125,798
Sun-Times Media Group Inc.	15,457	76,667
Syms Corp. (a)	462	8,616
Synagro Technologies Inc.	12,041	68,634
Systemax Inc.	2,362	44,240
Take-Two Interactive Software Inc. (a)	14,623	294,507
Talbots Inc.	4,332	102,322
TeleTech Holdings Inc. (a)	8,630	316,635
Tempur-Pedic International Inc.	9,891	257,067
Texas Roadhouse Inc. Class A (a)	11,250	160,313
The Finish Line Inc. Class A	8,734	110,048
The Knot Inc. (a)	3,699	79,639
The Men’s Wearhouse Inc.	10,286	483,956
The Providence Service Corp. (a)	2,249	53,346
The Steak n Shake Co. (a)	5,678	95,220
THQ Inc. (a)	12,991	444,162

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Timberland Co. (a)	10,014	$260,664
TiVo Inc. (a)	17,318	109,969
Topps Co. Inc.	7,818	75,991
Town Sports International Holdings Inc. (a)	1,833	39,959
Travelzoo Inc. (a)	667	24,526
Triarc Companies Inc. Class B	12,860	221,063
True Religion Apparel Inc. (a)	2,337	37,953
Trump Entertainment Resorts Inc. (a)	5,921	106,992
Tuesday Morning Corp.	7,095	105,290
Tupperware Brands Corp.	13,717	341,965
Tween Brands Inc. (a)	7,200	257,184
Under Armour Inc. Class A (a)	4,235	217,256
Unifirst Corp.	2,415	92,664
United Online Inc.	13,650	191,510
United Stationers Inc. (a)	6,583	394,453
Universal Electronics Inc. (a)	2,900	80,794
Universal Technical Institute Inc. (a)	4,584	105,799
USANA Health Sciences Inc. (a)	2,409	112,910
Vail Resorts Inc. (a)	6,366	345,865
Valassis Communications Inc. (a)	9,964	171,281
Value Line Inc.	444	21,223
ValueClick Inc. (a)	20,970	547,946
ValueVision Media Inc. Class A (a)	5,214	64,445
Vertrue Inc. (a)	2,069	99,540
Viad Corp.	4,497	173,584
Volcom Inc. (a)	2,802	96,277
Volt Information Sciences Inc. (a)	3,372	88,313
Warnaco Group Inc. (a)	9,760	277,184
Waste Connections Inc. (a)	13,735	411,226
Waste Industries USA Inc.	1,344	36,920
Waste Services Inc. (a)	11,808	117,372
Watson Wyatt Worldwide Inc.	8,995	437,607
WD-40 Co.	3,862	122,464
WebSideStory Inc. (a)	3,007	38,941
West Marine Inc. (a)	3,131	57,016
Westwood One Inc.	14,738	101,250
Wet Seal Inc. (a)	15,511	101,597
Weyco Group Inc.	704	18,290
Wireless Facilities Inc. (a)	11,848	15,402
WMS Industries Inc. (a)	5,507	216,095
Wolverine World Wide Inc.	12,115	346,126
World Fuel Services Corp.	6,173	285,563
World Wrestling Entertainment Inc.	4,787	78,028
Zale Corp. (a)	10,302	271,767
Zumiez Inc. (a)	3,066	123,008

		57,577,427

Consumer Staples (2.16%)
Alliance One International Inc. (a)	18,054	166,638
Arden Group Inc. Class A	163	21,760
Boston Beer Co. Inc. (a)	2,003	66,800

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Casey’s General Stores Inc.	11,095	$277,486
Chiquita Brands International Inc.	8,830	123,797
Coca-Cola Bottling Co. Consolidated	657	37,206
Diamond Foods Inc.	3,840	63,936
Farmer Brothers Co.	2,000	45,400
Flowers Foods Inc.	10,473	315,970
Green Mountain Coffee Roasters Inc. (a)	840	52,962
Hain Celestial Group Inc. (a)	6,043	181,713
Imperial Sugar Co.	2,143	71,855
Ingles Markets Inc.	2,553	104,264
J&J Snack Foods Corp.	2,580	101,884
Jones Soda Co. (a)	5,060	102,313
Lance Inc.	6,161	124,699
Longs Drug Stores Corp.	6,377	329,308
M & F Worldwide Corp. (a)	2,173	103,457
Maui Land & Pineapple Co. Inc. (a)	639	23,100
Medifast Inc. (a)	2,221	15,902
Nash Finch Co.	2,910	100,279
National Beverage Corp. (a)	1,832	32,133
Pathmark Stores Inc. (a)	11,125	142,400
Peet’s Coffee & Tea Inc. (a)	2,997	82,777
Performance Food Group Co. (a)	9,236	285,115
Pilgrim’s Pride Corp.	8,304	275,610
Premium Standard Farms Inc.	1,876	39,471
Ralcorp Holdings Inc. (a)	6,082	391,073
Reddy Ice Holdings Inc.	3,432	103,578
Ruddick Corp.	8,461	254,507
Sanderson Farms Inc.	3,496	129,562
Seaboard Corp.	73	164,980
Sensient Technology Corp.	10,133	261,229
Smart & Final Inc. (a)	3,327	72,429
Spartan Stores Inc.	3,740	100,232
Susser Holdings Corp. (a)	869	15,077
The Great Atlantic & Pacific Tea Co. Inc.	4,050	134,379
Tiens Biotech Group USA Inc. (a)	361	1,632
Tootsie Roll Industries Inc.	7,333	219,770
TreeHouse Foods Inc. (a)	6,296	191,839
United Natural Foods Inc. (a)	8,850	271,164
Universal Corp.	5,153	316,137
Vector Group Ltd.	8,595	160,812
Village Super Market Inc.	182	17,379
Weis Markets Inc.	2,964	132,491
Wild Oats Markets Inc. (a)	6,559	119,374

		6,345,879

Durable Products (7.39%)
ACCO Brands Corp. (a)	9,191	221,411
Actuant Corp. Class A	6,008	304,966
Advanced Energy Industries Inc. (a)	7,170	150,857
Albany International Corp. Class A	5,940	213,484
American Ecology Corp.	2,924	56,170

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
American Superconductor Corp. (a)	6,503	$87,595
Andrew Corp. (a)	32,458	343,730
AO Smith Corp.	3,921	149,861
Applied Industrial Technologies Inc.	9,601	235,513
ARGON ST Inc. (a)	2,672	70,701
Arris Group Inc. (a)	21,954	309,112
Astec Industries Inc. (a)	3,167	127,472
ASV Inc. (a)	4,218	64,367
Asyst Technologies Inc. (a)	11,241	79,024
ATMI Inc. (a)	7,809	238,721
Audiovox Corp. (a)	4,114	60,599
Axcelis Technologies Inc. (a)	22,063	168,561
Badger Meter Inc.	2,827	75,057
Baldor Electric Co.	6,930	261,538
Basin Water Inc. (a)	574	3,943
BE Aerospace Inc. (a)	15,761	499,624
Belden CDT Inc.	9,814	525,932
Blount International Inc. (a)	7,322	91,159
Brady Corp.	9,037	281,954
Briggs & Stratton Corp.	10,425	321,611
Brooks Automation Inc. (a)	17,239	295,649
Bucyrus International Inc. Class A	6,577	338,715
C-COR Inc. (a)	10,381	143,881
CalAmp Corp. (a)	3,819	32,958
Capstone Turbine Corp. (a)	17,462	18,510
Cascade Corp.	2,454	146,774
Cavco Industries Inc. (a)	948	33,133
Champion Enterprises Inc. (a)	15,801	139,049
Chart Industries Inc. (a)	2,610	47,398
Cognex Corp.	9,321	201,986
Cohu Inc.	5,526	103,889
Color Kinetics Inc. (a)	2,499	48,556
Columbus McKinnon Corp. (a)	3,624	81,141
CompX International Inc.	800	12,904
Credence Systems Corp. (a)	18,526	61,321
CTS Corp.	8,673	119,861
Curtiss-Wright Corp.	8,850	341,079
Cymer Inc. (a)	7,994	332,151
Darling International Inc. (a)	15,599	101,394
Dionex Corp. (a)	4,189	285,313
DXP Enterprises Inc. (a)	175	6,685
Electro Scientific Industries Inc. (a)	6,747	129,812
Emcore Corp. (a)	9,231	46,155
EnPro Industries Inc. (a)	4,856	175,059
Entegris Inc. (a)	28,275	302,542
ESCO Technologies Inc. (a)	5,246	235,126
Esterline Technologies Corp. (a)	5,226	214,632
Federal Signal Corp.	10,679	165,738
FEI Co. (a)	5,355	193,101
Flanders Corp. (a)	1,978	14,341
Franklin Electric Co. Inc.	4,362	202,833
Gehl Co. (a)	2,033	51,598
GenCorp Inc. (a)	11,119	153,887

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
General Cable Corp. (a)	10,285	$549,528
GenTek Inc. (a)	1,907	64,952
Global Imaging Systems Inc. (a)	10,408	202,956
Heico Corp.	4,283	156,287
Herman Miller Inc.	13,692	458,545
Houston Wire & Cable Co. (a)	1,608	45,056
Hovnanian Enterprises Inc. (a)	10,154	255,475
InterDigital Communications Corp. (a)	11,667	369,494
Interface Inc.	9,451	151,121
Intevac Inc. (a)	3,972	104,742
Itron Inc. (a)	5,284	343,671
K&F Industries Holdings Inc. (a)	3,925	105,700
Kadant Inc. (a)	3,068	77,804
Kaman Corp.	4,732	110,303
Knoll Inc.	6,140	146,316
Kulicke & Soffa Industries Inc. (a)	11,745	108,641
Levitt Corp Class A	3,711	34,549
Lindsay Corp.	3,428	108,976
Littelfuse Inc. (a)	4,897	198,818
LTX Corp. (a)	13,895	85,037
M/I Homes Inc.	2,631	69,853
MasTec Inc. (a)	8,064	88,785
Mattson Technology Inc. (a)	10,971	99,836
Measurement Specialties Inc. (a)	2,636	59,468
Meritage Homes Corp. (a)	4,591	147,463
Middleby Corp. (a)	1,356	178,775
Mine Safety Appliances Co.	6,144	258,417
MKS Instruments Inc. (a)	7,339	187,291
Mobile Mini Inc. (a)	7,292	195,280
Moog Inc. (a)	7,783	324,162
MTC Technologies Inc. (a)	1,923	40,441
NACCO Industries Inc.	1,150	158,021
Nordson Corp.	6,023	279,829
Orbital Sciences Corp. (a)	12,034	225,517
Orleans Homebuilders Inc.	448	3,965
OYO Geospace Corp. (a)	696	49,360
Palm Harbor Homes Inc. (a)	3,557	51,007
Paxar Corp. (a)	8,571	245,988
Photon Dynamics Inc. (a)	4,018	50,667
Photronics Inc. (a)	7,762	120,699
Plantronics Inc.	9,312	219,949
Powell Industries Inc. (a)	1,390	44,480
Power-One Inc. (a)	14,905	85,257
Powerwave Technologies Inc. (a)	24,055	136,873
Presstek Inc. (a)	6,899	41,739
Radyne Corp. (a)	2,903	26,475
RAE Systems Inc. (a)	6,795	19,502
Raser Technologies Inc. (a)	3,119	16,219
Regal-Beloit Corp.	6,131	284,356
Robbins & Myers Inc.	3,398	126,711
Rofin-Sinar Technologies Inc. (a)	3,409	201,745
Rudolph Technologies Inc. (a)	6,160	107,430
Sauer-Danfoss Inc.	2,992	90,059

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Semitool Inc. (a)	3,500	$45,500
Sequa Corp. (a)	1,427	170,912
Skyline Corp.	1,829	61,710
Smith & Wesson Holding Corp. (a)	6,836	89,483
Sonic Solutions (a)	4,946	69,739
Standex International Corp.	2,910	82,964
Symmetricom Inc. (a)	9,478	78,667
TAL International Group Inc.	3,230	77,520
Taser International Inc. (a)	13,059	104,864
Team Inc. (a)	1,070	40,821
Technical Olympic USA Inc.	3,909	15,597
Technitrol Inc.	9,172	240,215
Tecumseh Products Co. (a)	3,622	36,474
Teledyne Technologies Inc. (a)	7,209	269,905
Tennant Co.	4,292	135,155
The Gormann-Rupp Co.	2,483	79,530
Titan International Inc.	3,577	90,605
TransDigm Group Inc. (a)	2,067	75,197
Triumph Group Inc.	3,668	202,987
TurboChef Technologies Inc. (a)	2,646	40,272
Ultratech Inc. (a)	4,871	66,294
United Industrial Corp.	2,458	135,682
Varian Semiconductor Equipment Associates Inc. (a)	12,247	653,745
Veeco Instruments Inc. (a)	6,137	119,672
Vicor Corp.	4,537	45,461
Wabtec Corp.	9,713	335,001
Watts Water Technologies Inc.	5,341	203,118
WCI Communities Inc. (a)	7,273	155,206
Woodward Governor Co.	6,285	258,753
X-Rite Inc.	5,284	68,428
Zygo Corp. (a)	4,163	66,650

		21,749,850

Financial Services (21.36%)
1st Source Corp.	4,173	109,207
21st Century Insurance Group	6,158	130,550
Acadia Realty Trust	5,906	153,969
Accredited Home Lenders Holding Co. (a)	4,967	46,044
Advance America Cash Advance Centers Inc.	13,658	210,197
Advanta Corp.	4,700	206,048
Advent Software Inc. (a)	5,332	185,927
Affirmative Insurance Holding Inc.	911	15,760
Agree Realty Corp.	2,881	98,357
Alabama National Bancorporation	2,877	203,720
Alexander’s Inc. (a)	600	247,020
Alexandria Real Estate Equities Inc.	5,526	554,645
Alfa Corp.	10,104	186,722
Amcore Financial Inc.	5,293	168,053
American Campus Communities Inc.	4,429	134,154

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
American Equity Investment Life Holdings Co.	11,347	$148,986
American Financial Realty Trust	26,437	266,485
American Home Mortgage Investment Corp.	9,396	253,598
American Physicians Capital Inc. (a)	3,783	151,623
AmericanWest Bancorp	2,034	43,812
Ameris Bancorp	2,760	67,565
AmTrust Financial Services Inc.	929	9,810
Anchor Bancorp Wisconsin Inc.	4,474	126,838
Anthracite Capital Inc.	11,331	135,972
Anworth Mortgage Asset Corp.	8,846	86,425
Apollo Investment Corp.	21,505	460,207
Arbor Realty Trust Inc.	2,445	74,426
Ares Capital Corp.	9,742	177,012
Argonaut Group Inc. (a)	6,169	199,629
Arrow Financial Corp.	2,531	56,694
Ashford Hospitality Trust Inc.	11,987	143,125
Asset Acceptance Capital Corp. (a)	3,791	58,647
Asta Funding Inc.	2,534	109,418
Avatar Holdings Inc. (a)	1,175	83,942
Baldwin & Lyons Inc.	2,266	57,670
BancFirst Corp.	1,654	76,663
BancTrust Financial Group Inc.	3,517	74,420
Bank Mutual Corp.	16,887	192,005
Bank of Granite Corp.	3,657	65,533
Bank of the Ozarks Inc.	2,305	66,200
BankAtlantic Bancorp Inc.	9,926	108,789
BankFinancial Corp.	4,257	69,261
Bankrate Inc. (a)	1,869	65,864
BankUnited Financial Corp.	6,189	131,269
Banner Corp.	2,260	93,903
Berkshire Hills Bancorp Inc.	2,118	71,271
BFC Financial Corp. (a)	3,447	15,167
BioMed Realty Trust Inc.	13,086	344,162
Boston Private Financial Holdings Inc.	7,087	197,869
Bristol West Holdings Inc.	3,812	84,512
Brookline Bancorp Inc.	13,097	165,939
Cadence Financial Corp.	2,127	42,540
Calamos Asset Management Inc. Class A	5,009	111,801
Camden National Corp.	2,196	95,306
Capital City Bank Group Inc.	2,640	87,912
Capital Corp. of the West	1,411	37,462
Capital Lease Funding Inc.	9,768	104,615
Capital Southwest Corp.	519	79,755
Capital Trust Inc.	2,780	126,685
Capitol Bancorp Ltd.	2,504	92,272
Cardinal Financial Corp.	4,141	41,327
Cascade Bancorp	5,971	154,888
Cash America International Inc.	6,725	275,725
Cass Information Systems Inc.	832	28,088
Cathay General Bancorp	10,283	349,416

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Cedar Shopping Centers Inc.	10,982	$177,908
Centennial Bank Holdings Inc. (a)	11,968	103,523
Center Financial Corp.	2,454	48,516
Centerstate Banks of Florida Inc.	1,024	18,094
Central Pacific Financial Corp.	6,519	238,400
CharterMac	10,590	204,916
Chemical Financial Corp.	5,577	166,139
Chittenden Corp.	9,351	282,307
Citizens Banking Corp.	17,750	393,340
Citizens First Bancorp Inc.	1,632	37,177
City Bank	3,895	125,068
City Holding Co.	3,800	153,710
Clayton Holdings Inc. (a)	1,203	18,454
Clifton Savings Bancorp Inc.	389	4,645
CNA Surety Corp. (a)	3,023	63,785
Coastal Financial Corp.	6,127	95,765
CoBiz Inc.	3,520	70,083
Cohen & Steers Inc.	2,349	101,195
Columbia Bancorp	1,522	36,543
Columbia Banking Systems Inc.	3,077	103,787
Commerce Group Inc.	11,049	331,912
Community Bancorp NV (a)	914	28,106
Community Bank System Inc.	6,669	139,515
Community Banks Inc.	5,838	139,353
Community Trust Bancorp Inc.	3,207	116,190
CompuCredit Corp. (a)	4,225	131,904
Consolidated-Tomoka Land Co.	1,490	112,420
Corporate Office Properties Trust	7,224	329,992
Corus Bankshares Inc.	7,973	136,019
Cousins Properties Inc.	7,972	261,960
Crawford & Co.	6,408	37,166
Credit Acceptance Corp. (a)	2,250	61,177
Crescent Real Estate Equities Co.	15,813	317,209
Crystal River Capital Inc.	1,100	29,524
CVB Financial Corp.	13,525	160,948
CyberSource Corp. (a)	6,286	78,638
Darwin Professional Underwriters Inc. (a)	571	14,361
DCT Industrial Trust Inc.	22,788	269,582
Deerfield Triarc Capital Corp.	10,114	151,609
Delphi Financial Group Inc.	8,277	332,984
Deluxe Corp.	4,631	155,277
DiamondRock Hospitality Co.	12,743	242,117
Digital Realty Trust Inc.	5,218	208,198
Dime Community Bancshares	7,452	98,590
Direct General Corp.	4,380	93,119
Dollar Financial Corp. (a)	2,145	54,269
Donegal Group Inc.	2,137	36,286
Doral Financial Corp. (a)	18,699	30,666
Downey Financial Corp.	4,276	275,973
EastGroup Properties Inc.	5,207	265,713
Education Realty Trust Inc.	7,261	107,318
eFunds Corp. (a)	10,332	275,451

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
eHealth Inc. (a)	834	$19,641
Electro Rent Corp. (a)	4,030	58,032
EMC Insurance Group Inc.	1,379	35,578
Employers Holdings Inc. (a)	6,018	120,480
Enterprise Financial Services Corp.	1,672	46,816
Entertainment Properties Trust	5,697	343,244
Equity Inns Inc.	10,784	176,642
Equity Lifestyle Properties Inc.	4,674	252,443
Equity One Inc.	8,642	229,013
Euronet Worldwide Inc. (a)	7,164	192,425
Extra Space Storage Inc.	10,968	207,734
Farmers Capital Bank Corp.	2,132	62,638
FBL Financial Group Inc.	2,632	102,990
Federal Agricultural Mortgage Corp. Class C	2,848	77,466
FelCor Lodging Trust Inc.	12,771	331,663
Fieldstone Investment Corp.	10,223	31,385
Financial Federal Corp.	6,120	161,078
First Acceptance Corp. (a)	3,296	34,509
First Bancorp (North Carolina)	2,385	50,991
First BanCorp (Puerto Rico)	13,830	183,386
First Busey Corp.	2,920	62,576
First Cash Financial Services Inc. (a)	6,181	137,713
First Charter Corp.	6,755	145,232
First Commonwealth Financial Corp.	15,434	181,349
First Community Bancorp (CA)	4,361	246,571
First Community Bancshares Inc.	2,481	96,759
First Financial Bancorp	8,035	121,409
First Financial Bankshares Inc.	4,383	183,297
First Financial Corp. Indiana	2,948	91,241
First Financial Holdings Inc.	3,007	104,042
First Indiana Corp.	3,395	74,181
First Industrial Realty Trust Inc.	9,041	409,557
First Merchants Corp.	3,557	84,372
First Midwest Bancorp Inc.	10,601	389,587
First Niagara Financial Group Inc.	26,430	367,641
First Place Financial Corp. Ohio	2,670	57,271
First Potomac Realty Trust	4,666	133,308
First Regional Bancorp (a)	1,341	39,828
First Republic Bank	4,812	258,404
First South Bancorp Inc.	1,543	47,355
First State Bancorporation	2,998	67,605
FirstFed Financial Corp. (a)	3,413	193,961
FirstMerit Corp.	17,320	365,625
Flagstar Bancorp Inc.	7,650	91,418
Flushing Financial Corp.	3,870	62,810
FNB Corp. (PA)	11,454	193,000
FNB Corp. (VA)	1,400	50,162
FPIC Insurance Group Inc. (a)	1,833	81,880
Franklin Bank Corp. (a)	4,265	76,216
Franklin Street Properties Corp.	11,619	222,852
Fremont General Corp.	13,119	90,915
Friedman Billings Ramsey Group Inc.	30,254	167,002

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Frontier Financial Corp.	8,632	$215,368
GAMCO Investors Inc.	1,858	80,507
GB&T Bancshares Inc.	2,592	46,993
Getty Realty Corp.	4,299	123,553
GFI Group Inc. (a)	2,461	167,274
Glacier Bancorp Inc.	10,743	258,262
Gladstone Capital Corp.	2,249	53,256
Gladstone Investment Corp.	2,002	29,770
Glimcher Realty Trust	8,490	229,400
Global Cash Access Holdings Inc. (a)	7,094	118,399
GMH Communities Trust	7,821	78,132
Gramercy Capital Corp.	3,506	107,564
Great American Financial Resources Inc.	3,261	79,829
Great Southern Bancorp Inc.	2,520	73,786
Greater Bay Bancorp	10,356	278,473
Greene County Bancshares Inc.	1,837	62,293
Greenhill & Co. Inc.	3,609	221,557
H&E Equipment Services Inc. (a)	2,479	53,299
Hancock Holding Co.	6,036	265,463
Hanmi Financial Corp.	7,950	151,527
Harleysville Group Inc.	5,091	165,407
Harleysville National Corp.	6,484	115,545
Harris & Harris Group Inc. (a)	4,007	51,770
Healthcare Realty Trust Inc.	9,906	369,494
Heartland Financial USA Inc.	2,886	77,200
Heartland Payment Systems Inc.	3,026	71,535
Heritage Commerce Corp.	2,529	64,464
Hersha Hospitality Trust	11,253	132,560
HFF Inc. (a)	1,594	23,910
Highland Hospitality Corp.	12,241	217,890
Highwoods Properties Inc.	10,597	418,476
Hilb Rogal & Hobbs Co.	7,246	355,416
Home Bancshares Inc.	2,166	47,760
Home Federal Bancorp Inc.	299	4,643
Home Properties Inc.	6,910	364,917
HomeBanc Corp.	11,240	39,228
Horace Mann Educators Corp.	9,608	197,444
Horizon Financial Corp.	1,637	36,145
HouseValues Inc. (a)	2,018	10,211
Huron Consulting Group Inc. (a)	3,863	235,025
IBERIABANK Corp.	1,951	108,593
IMPAC Mortgage Holdings Inc.	16,054	80,270
Independence Holding Co.	641	13,871
Independent Bank Corp. (MA)	3,051	100,500
Independent Bank Corp. (MI)	5,355	109,081
Infinity Property & Casualty Corp.	4,650	217,899
Inland Real Estate Corp.	13,848	253,972
Innkeepers USA Trust	8,183	133,219
Integra Bank Corp.	3,758	83,766
Interactive Data Corp.	6,821	168,820
International Bancshares Corp.	9,921	294,356

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
International Securities Exchange Holdings Inc.	7,786	$379,957
Intervest Bancshares Corp. (a)	781	22,415
Investors Bancorp Inc. (a)	9,357	135,115
Investors Real Estate Trust	8,373	88,670
Irwin Financial Corp.	4,272	79,630
ITLA Capital Corp.	1,001	52,072
James River Group Inc.	1,473	46,120
Jer Investors Trust Inc.	5,844	111,153
Kansas City Life Insurance Co.	1,029	46,305
Kearny Financial Corp.	3,222	46,332
Kite Realty Group Trust	5,816	116,029
KKR Financial Corp.	16,538	453,637
KNBT Bancorp Inc.	5,843	86,126
Knight Capital Group Inc. (a)	25,204	399,231
LaBranche & Co. Inc. (a)	11,613	94,762
Lakeland Bancorp Inc.	3,037	41,151
Lakeland Financial Corp.	2,400	54,480
LandAmerica Financial Group Inc.	3,533	261,124
LaSalle Hotel Properties	8,042	372,827
Lexington Realty Trust	13,878	293,242
Longview Fibre Co.	13,988	344,524
LTC Properties Inc.	4,218	109,288
Luminent Mortgage Capital Inc.	7,770	69,464
Macatawa Bank Corp.	3,048	56,083
MAF Bancorp Inc.	6,288	259,946
Maguire Properties Inc.	8,081	287,360
MainSource Financial Group Inc.	3,088	52,434
MarketAxess Holdings Inc. (a)	6,670	111,656
Marlin Business Services Inc. (a)	1,721	37,655
MB Financial Inc.	6,077	218,833
MBT Financial Corp.	3,195	41,247
MCG Capital Corp.	11,083	207,917
McGrath Rentcorp	4,226	133,837
Meadowbrook Insurance Group Inc. (a)	4,943	54,324
Medallion Financial Corp.	2,260	25,854
Medical Properties Trust Inc.	8,394	123,308
Mercantile Bank Corp.	1,681	54,599
Meruelo Maddux Properties Inc. (a)	1,761	15,409
MetroCorp Bancshares Inc.	802	17,002
MFA Mortgage Investments Inc.	15,396	118,549
Mid-America Apartment Communities Inc.	4,803	270,217
Mid-State Bancshares	5,523	202,639
Midland Co.	2,099	89,040
Midwest Banc Holdings Inc.	3,307	58,567
Morningstar Inc. (a)	2,824	145,831
Move Inc. (a)	27,287	151,170
MVC Capital Inc.	2,871	44,931
Nara Bancorp Inc.	4,152	72,702
NASB Financial Inc.	1,288	44,848
National Financial Partners Corp.	7,565	354,874
National Health Investors Inc.	6,437	201,736

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
National Interstate Corp.	3,252	$83,772
National Penn Bancshares Inc.	9,896	187,034
National Retail Properties Inc.	11,463	277,290
National Western Life Insurance Co.	400	97,920
Nationwide Health Properties Inc.	17,069	533,577
Navigators Group Inc. (a)	2,633	132,098
NBT Bancorp Inc.	7,609	178,279
Netbank Inc.	11,231	24,821
NewAlliance Bancshares Inc.	20,545	333,034
Newcastle Investment Corp.	9,709	269,231
NewStar Financial Inc. (a)	883	14,799
NGP Capital Resources Co.	3,754	59,351
NorthStar Realty Finance Corp.	11,711	178,124
Northwest Bancorp Inc.	2,921	79,130
Novastar Financial Inc.	7,005	35,025
NYMAGIC Inc.	1,234	50,409
OceanFirst Financial Corp.	3,690	64,022
Ocwen Financial Corp. (a)	8,551	110,051
Odyssey Re Holdings Corp.	2,367	93,047
Ohio Casualty Corp.	13,129	393,214
Old National Bancorp	14,434	262,410
Old Second Bancorp Inc.	3,260	89,324
Omega Financial Corp.	2,624	74,810
Omega Healthcare Investors Inc.	10,993	188,530
Online Resources Corp. (a)	3,802	43,609
optionsXpress Holdings Inc.	4,390	103,341
Oriental Financial Group Inc.	4,655	54,836
Pacific Capital Bancorp	9,334	299,808
Park National Corp.	2,364	223,351
Parkway Properties Inc.	3,495	182,614
Partners Trust Financial Group Inc.	12,685	144,990
Pennfed Financial Services Inc. (b)	2,872	62,236
Pennsylvania Real Estate Investment Trust	7,421	328,973
Penson Worldwide Inc. (a)	872	26,326
Peoples Bancorp Inc.	2,565	67,742
PFF Bancorp Inc.	5,249	159,202
Phoenix Co. Inc.	22,432	311,356
PICO Holdings Inc. (a)	2,922	124,799
Pinnacle Financial Partners Inc. (a)	3,033	92,537
Piper Jaffray Co. (a)	4,530	280,588
Placer Sierra Bancshares	2,386	64,565
PMA Capital Corp. (a)	5,628	52,847
Portfolio Recovery Associates Inc. (a)	3,489	155,784
Post Properties Inc.	8,412	384,681
Potlatch Corp.	7,891	361,250
Preferred Bank	946	37,093
Premierwest Bancorp	4,121	55,675
Presidential Life Corp.	4,502	88,779
PrivateBancorp Inc.	3,769	137,795
ProAssurance Corp. (a)	7,096	362,960
Prosperity Bancshares Inc.	6,995	243,006
Provident Bankshares Corp.	6,897	226,635

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Provident Financial Services Inc.	15,513	$270,702
Provident New York Bancorp	7,980	112,917
PS Business Parks Inc.	3,930	277,144
QC Holdings, Inc.	878	11,669
Quadra Realty Trust Inc. (a)	3,169	41,324
RAIT Investment Trust	9,489	265,123
Ramco-Gershenson Properties Trust	3,737	133,448
Realty Income Corp.	18,953	534,475
Redwood Trust Inc.	4,366	227,818
Renasant Corp.	3,738	92,254
Republic Bancorp Inc. (Kentucky)	1,458	32,965
Republic Property Trust	5,732	65,861
Resource America Inc.	3,464	81,854
Rewards Network Inc. (a)	4,522	23,967
RLI Corp.	4,812	264,323
Rockville Financial Inc.	1,779	26,738
Roma Financial Corp. (a)	1,569	24,320
Royal Bancshares of Pennsylvania Inc.	281	6,674
S&T Bancorp Inc.	5,946	196,456
Safety Insurance Group Inc.	2,804	112,496
Sanders Morris Harris Group Inc.	1,455	15,496
Sandy Spring Bancorp Inc.	2,977	103,123
Santander BanCorp	1,863	32,807
Saul Centers Inc.	3,342	190,160
SCBT Financial Corp.	1,940	70,344
SCPIE Holdings Inc. (a)	1,535	34,845
Seabright Insurance Holdings (a)	2,677	49,257
Seacoast Banking Corp. of Florida	2,970	67,330
Security Bank Corp. (Georgia)	2,901	58,426
Selective Insurance Group Inc.	11,612	295,642
Senior Housing Properties Trust	13,009	310,915
Shore Bancshares Inc.	1,213	32,084
Sierra Bancorp	887	24,889
Signature Bank (a)	5,989	194,882
Simmons First National Corp.	2,940	88,406
Smithtown Bancorp Inc.	1,241	32,266
Southside Bancshares Inc.	1,757	40,253
Southwest Bancorp Inc.	3,288	84,469
Sovran Self Storage Inc.	3,730	206,679
Spirit Finance Corp.	19,751	294,290
State Auto Financial Corp.	2,612	83,924
Sterling Bancorp NY	5,023	90,916
Sterling Bancshares Inc. TX	13,672	152,853
Sterling Financial Corp. PA	5,546	123,121
Sterling Financial Corp. WA	9,564	298,301
Stewart Information Services Corp.	3,762	157,214
Stifel Financial Corp. (a)	2,456	108,801
Strategic Hotels & Resorts Inc.	14,844	339,482
Suffolk Bancorp	2,500	80,700
Sun Bancorp Inc. (New Jersey) (a)	2,810	52,238
Sun Communities Inc.	5,162	160,125
Sunstone Hotel Investors Inc.	11,426	311,473
Superior Bancorp (a)	2,313	24,980

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Susquehanna Bancshares Inc.	10,424	$241,733
SVB Financial Group (a)	7,353	357,282
SWS Group Inc.	6,459	160,248
SY Bancorp Inc.	3,299	82,013
Tanger Factory Outlet Centers Inc.	6,964	281,276
Tarragon Corp.	2,135	22,140
Taylor Capital Group Inc.	733	25,655
Technology Investment Capital Corp.	4,615	78,040
Texas Capital Bancshares Inc. (a)	4,531	92,885
The Bancorp Inc. (a)	1,793	46,618
The BISYS Group Inc. (a)	24,394	279,555
The Mills Corp.	11,713	295,636
TheStreet.com Inc.	3,182	38,980
Thomas Weisel Partners Group Inc. (a)	1,731	32,924
TierOne Corp.	5,285	142,906
TNS Inc. (a)	5,069	81,560
Tompkins Trustco Inc.	2,345	98,162
Tower Group Inc.	3,282	105,746
TradeStation Group Inc. (a)	5,184	65,267
Triad Guaranty Inc. (a)	2,232	92,427
Trico Bancshares	2,400	56,808
Trustco Bank Corp. NY	16,513	158,195
Trustmark Corp.	9,905	277,736
U-Store-It Trust	9,610	193,353
UCBH Holdings Inc.	19,011	353,985
UMB Financial Corp.	5,898	222,708
Umpqua Holdings Corp.	11,291	302,260
Union Bankshares Corp.	2,550	66,147
United Bankshares Inc.	7,424	260,063
United Community Banks Inc.	6,409	210,151
United Community Financial Corp.	6,815	75,306
United Fire & Casualty Co.	4,007	140,766
United PanAm Financial Corp. (a)	1,625	20,313
United Security Bancshares	1,100	20,977
Universal American Financial Corp. (a)	7,592	147,133
Universal Health Realty Income Trust	3,690	131,917
Univest Corp. of Pennsylvania	2,362	58,507
Urstadt Biddle Properties Inc.	4,525	88,509
USB Holding Co. Inc.	3,612	81,956
USI Holdings Corp. (a)	9,331	157,227
Vineyard National Bancorp	1,282	29,537
Virginia Commerce Bancorp (a)	2,724	58,975
Virginia Financial Group Inc.	2,400	62,232
W Holding Co. Inc.	20,940	104,700
Waddell & Reed Financial Inc.	17,987	419,457
Washington Real Estate Investment Trust	10,227	382,694
Washington Trust Bancorp Inc.	2,810	75,336
Wauwatosa Holdings Inc. (a)	1,638	28,632
WesBanco Inc.	4,478	138,236
West Bancorporation Inc.	2,949	44,500
West Coast Bancorp (Oregon)	3,410	109,018
Westamerica Bancorporation	6,683	321,920

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Western Alliance Bancorp (a)	2,651	$82,287
Westfield Financial Inc.	4,475	47,972
Williams Scotsman International Inc. (a)	6,059	119,120
Willow Grove Bancorp Inc.	2,721	35,101
Wilshire Bancorp Inc.	3,218	52,775
Winston Hotels Inc.	5,936	89,218
Winthrop Realty Trust	9,254	61,169
Wintrust Financial Corp.	5,153	229,875
World Acceptance Corp. (a)	3,745	149,613
Wright Express Corp. (a)	8,206	248,888
WSFS Financial Corp.	1,900	122,512
Yardville National Bancorp	2,149	78,030
Zenith National Insurance Corp.	7,436	351,500

		62,895,650

Health Care (10.89%)
Abaxis Inc. (a)	4,211	102,622
Abiomed Inc. (a)	4,713	64,380
Acadia Pharmaceuticals Inc. (a)	4,932	74,079
Accuray Inc. (a)	915	20,350
Adams Respiratory Therapeutics Inc. (a)	6,297	211,768
Adolor Corp. (a)	9,490	83,037
Advanced Magnetics Inc. (a)	1,846	111,258
ADVENTRX Pharmaceuticals Inc. (a)	15,648	39,120
Affymax Inc. (a)	919	29,592
Affymetrix Inc. (a)	13,861	416,800
Air Methods Corp. (a)	1,867	44,845
Akorn Inc. (a)	11,202	75,614
Albany Molecular Research Inc. (a)	6,083	59,918
Alexion Pharmaceuticals Inc. (a)	6,940	300,086
Align Technology Inc. (a)	11,801	187,164
Alkermes Inc. (a)	19,816	305,959
Alliance Imaging Inc. (a)	5,240	45,745
Allscripts Healthcare Solution Inc. (a)	9,706	260,218
Alnylam Pharmaceuticals Inc. (a)	7,456	134,208
Alpharma Inc.	8,830	212,626
Altus Pharmaceuticals Inc. (a)	2,060	31,353
Amedisys Inc. (a)	4,607	149,405
American Medical Systems Holdings Inc. (a)	14,367	304,149
American Oriental Bioengineering Inc. (a)	8,559	80,369
AMERIGROUP Corp. (a)	10,595	322,088
Amsurg Corp. (a)	6,561	160,679
Anadys Pharmaceuticals Inc. (a)	4,476	17,770
Analogic Corp.	2,699	169,713
Angiodynamics Inc. (a)	2,208	37,293
Animal Health International Inc. (a)	1,127	13,625
Applera Corp. - Celera Group (a)	16,826	238,929
Apria Healthcare Group Inc. (a)	9,623	310,342

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Arena Pharmaceuticals Inc. (a)	11,158	$121,176
Ariad Pharmaceuticals Inc. (a)	11,990	53,835
Array Biopharma Inc. (a)	9,688	123,038
Arrow International Inc.	4,653	149,640
Arthrocare Corp. (a)	5,553	200,130
Aspect Medical Systems Inc. (a)	3,206	49,982
Atherogenics Inc. (a)	9,636	27,077
Auxilium Pharmaceuticals Inc. (a)	6,911	101,453
AVANIR Pharmaceuticals (a)	6,718	8,196
AVI BioPharma Inc. (a)	10,883	29,166
Bentley Pharmaceuticals Inc. (a)	3,806	31,171
Bio-Rad Laboratories Inc. (a)	3,741	261,271
Bio-Reference Labs Inc. (a)	2,005	50,927
BioCryst Pharmaceuticals Inc. (a)	6,200	51,894
Bioenvision Inc. (a)	7,070	28,916
BioMarin Pharmaceutical Inc. (a)	18,177	313,735
Biosite Inc. (a)	3,614	303,468
Bradley Pharmaceuticals Inc. (a)	2,570	49,318
Bruker BioSciences Corp. (a)	7,785	81,898
Cadence Pharmaceuticals Inc. (a)	847	12,536
Cambrex Corp.	6,070	149,322
Candela Corp. (a)	5,467	62,433
Capital Senior Living Corp. (a)	3,478	40,380
Caraco Pharmaceutical Laboratories Inc. (a)	2,208	26,893
Cell Genesys Inc. (a)	9,941	41,752
Centene Corp. (a)	8,926	187,357
Cepheid Inc. (a)	10,103	120,024
Cerus Corp. (a)	4,814	32,495
Coley Pharmaceutical Group Inc. (a)	2,955	28,309
Combinatorx Inc.	4,917	34,370
Computer Programs & Systems Inc.	1,713	45,943
Conceptus Inc. (a)	4,203	84,060
Conmed Corp. (a)	6,417	187,569
Corvel Corp. (a)	2,100	63,525
Cubist Pharmaceuticals Inc. (a)	11,282	248,994
CV Therapeutics Inc. (a)	11,134	87,625
Cyberonics Inc. (a)	4,573	85,881
Cypress Bioscience Inc. (a)	6,588	50,069
Cytokinetics Inc. (a)	6,695	46,597
Datascope Inc.	2,422	87,652
deCODE genetics Inc. (a)	11,966	43,676
Dendreon Corp. (a)	16,522	213,629
DepoMed Inc. (a)	7,614	27,182
Dexcom Inc. (a)	2,986	23,470
Digene Corp. (a)	3,660	155,221
Diversa Corp. (a)	5,480	42,799
DJO Inc. (a)	4,628	175,401
Durect Corp. (a)	13,012	54,130
Eclipsys Corp. (a)	10,158	195,745
Emeritus Corp. (a)	938	31,658
Emisphere Technologies Inc. (a)	8,281	26,499
Encysive Pharmaceuticals Inc. (a)	12,926	35,029

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Enzo Biochem Inc. (a)	6,053	$91,279
Enzon Pharmaceuticals Inc. (a)	10,170	82,886
eResearch Technology Inc. (a)	10,352	81,367
ev3 Inc. (a)	3,269	64,399
Exelixis Inc. (a)	17,432	173,274
Five Star Quality Care Inc. (a)	5,825	59,881
Foxhollow Technologies Inc. (a)	4,085	85,336
Genesis HealthCare Corp. (a)	4,288	270,616
Genitope Corp. (a)	4,238	17,588
Genomic Health Inc. (a)	2,472	42,864
Genta Inc. (a)	22,610	7,009
Gentiva Health Services Inc. (a)	5,079	102,443
Geron Corp. (a)	14,658	102,606
Greatbatch Inc. (a)	4,859	123,904
GTx Inc. (a)	2,971	60,608
Haemonetics Corp. (a)	5,392	252,076
Hana Biosciences Inc. (a)	7,111	13,582
Hansen Medical Inc. (a)	826	15,611
Healthcare Services Group Inc.	5,726	164,050
HealthExtras Inc. (a)	5,728	164,852
Healthspring Inc. (a)	4,071	95,872
HealthTronics Inc. (a)	8,062	43,454
Healthways Inc. (a)	7,253	339,078
Hi-Tech Pharmacal Co. Inc. (a)	1,865	20,795
Hologic Inc. (a)	10,909	628,795
Horizon Health Corp. (a)	3,473	67,897
Human Genome Sciences Inc. (a)	28,454	302,181
Hythiam Inc. (a)	5,362	36,462
I-Flow Corp. (a)	6,140	90,504
ICU Medical Inc. (a)	2,946	115,483
Idenix Pharmaceuticals Inc. (a)	6,098	44,515
Illumina Inc. (a)	10,848	317,846
Immucor Inc. (a)	14,787	435,181
Incyte Corp. (a)	17,709	116,702
Indevus Pharmaceuticals Inc. (a)	12,234	86,494
Integra LifeSciences Holdings Corp. (a)	4,654	212,129
InterMune Inc. (a)	7,007	172,793
IntraLase Corp. (a)	4,822	120,454
Invacare Corp.	6,206	108,233
Inverness Medical Innovations Inc. (a)	7,030	307,773
IRIS International Inc. (a)	2,906	40,539
Isis Pharmaceuticals Inc. (a)	18,910	175,296
Kendle International Inc. (a)	2,253	80,027
Kensey Nash Corp. (a)	2,164	66,002
Keryx Biopharmaceuticals Inc. (a)	9,273	97,552
Kindred Healthcare Inc. (a)	6,739	220,904
KV Pharmaceutical Co. (a)	8,226	203,429
Kyphon Inc. (a)	9,115	411,451
Landauer Inc.	2,101	106,058
LCA-Vision Inc.	4,310	177,529
Lexicon Genetics Inc. (a)	13,789	50,054
LHC Group Inc. (a)	1,925	62,428
Lifecell Corp. (a)	6,974	174,141

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Luminex Corp. (a)	6,896	$94,613
Magellan Health Services Inc. (a)	7,396	310,632
MannKind Corp. (a)	6,479	92,650
Martek Biosciences Corp. (a)	6,568	135,432
Matria Healthcare Inc. (a)	4,976	131,167
Maxygen Inc. (a)	6,920	77,158
Medarex Inc. (a)	24,997	323,461
Medcath Corp. (a)	1,553	42,397
Medical Action Industries Inc. (a)	2,166	51,767
Medicines Co. (a)	10,633	266,676
Medicis Pharmaceutical Corp.	11,406	351,533
Mentor Corp.	7,858	361,468
Meridian Bioscience Inc.	4,433	123,060
Merit Medical Systems Inc. (a)	5,181	65,022
Metabasis Therapeutics Inc. (a)	3,883	28,540
MGI Pharma Inc. (a)	16,124	362,306
Molecular Insight Pharmaceuticals Inc. (a)	1,397	16,596
Molina Healthcare Inc. (a)	2,671	81,706
Momenta Pharmaceuticals Inc. (a)	4,304	55,780
Monogram Biosciences Inc. (a)	22,344	43,347
Myriad Genetics Inc. (a)	8,111	279,505
Nabi Biopharmaceuticals (a)	13,137	69,757
Nastech Pharmaceutical Co. Inc. (a)	4,200	45,318
National Healthcare Corp.	1,800	91,764
Natus Medical Inc. (a)	4,092	72,715
NBTY Inc. (a)	11,373	603,224
Nektar Therapeutics (a)	18,487	241,440
Neurocrine Biosciences Inc. (a)	7,498	93,725
Neurometrix Inc. (a)	2,404	23,343
New River Pharmaceuticals Inc. (a)	3,169	201,643
Nighthawk Radiology Holdings Inc. (a)	907	16,498
Northfield Laboratories Inc. (a)	5,228	18,873
Northstar Neuroscience Inc. (a)	2,307	29,530
Novavax Inc. (a)	17,180	44,496
Noven Pharmaceuticals Inc. (a)	5,363	124,422
NPS Pharmaceuticals Inc. (a)	10,809	36,643
NuVasive Inc. (a)	7,263	172,496
Nuvelo Inc. (a)	10,934	40,237
NxStage Medical Inc. (a)	2,164	28,824
Obagi Medical Products Inc. (a)	681	10,031
Odyssey HealthCare Inc. (a)	8,465	111,145
Omnicell Inc. (a)	5,553	116,169
Onyx Pharmaceuticals Inc. (a)	8,803	218,667
Option Care Inc.	5,803	77,180
OraSure Technologies Inc. (a)	10,376	76,264
OSI Pharmaceuticals Inc. (a)	11,717	386,661
Osiris Therapeutics Inc. (a)	532	9,954
Owens & Minor Inc.	8,074	296,558
Pain Therapeutics Inc. (a)	6,766	53,045
Palomar Medical Technologies Inc. (a)	3,734	149,173
Panacos Pharmaceuticals Inc. (a)	10,049	46,527
Par Pharmaceutical Cos Inc. (a)	7,490	188,149

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Parexel International Corp. (a)	6,168	$221,863
Penwest Pharmaceutical Co. (a)	4,460	44,957
Peregrine Pharmaceuticals Inc. (a)	31,652	31,019
Perrigo Co.	15,981	282,224
Pharmanet Development Group Inc. (a)	3,765	97,890
Pharmion Corp. (a)	5,367	141,098
Phase Forward Inc. (a)	6,245	81,997
PolyMedica Corp.	5,608	237,387
Pozen Inc. (a)	5,400	79,650
PRA International (a)	3,601	77,638
Progenics Pharmaceuticals Inc. (a)	4,780	113,190
PSS World Medical Inc. (a)	15,040	317,946
Psychiatric Solutions Inc. (a)	10,828	436,477
Quality Systems Inc.	3,348	133,920
Quidel Corp. (a)	6,131	73,572
Radiation Therapy Services Inc. (a)	2,822	86,466
Regeneron Pharmaceutical Inc. (a)	9,922	214,514
RehabCare Group Inc. (a)	3,964	62,909
Renovis Inc. (a)	4,512	15,792
Replidyne Inc. (a)	3,559	19,788
Res-Care Inc. (a)	4,554	79,695
Rigel Pharmaceuticals Inc. (a)	5,136	55,777
Salix Pharmaceuticals Ltd. (a)	10,254	129,200
Sangamo BioSciences Inc. (a)	4,735	32,198
Santarus Inc. (a)	11,623	81,826
Savient Pharmaceuticals Inc. (a)	13,554	162,919
Sciele Pharma Inc. (a)	6,014	142,412
Sirona Dental Systems Inc.	3,893	134,153
Somaxon Pharmaceuticals Inc. (a)	991	12,090
SonoSite Inc. (a)	3,456	97,667
Spectranetics Corp. (a)	5,734	61,354
Stereotaxis Inc. (a)	4,198	49,956
STERIS Corp.	14,186	376,780
Sun Healthcare Group Inc. (a)	4,550	56,193
Sunrise Senior Living Inc. (a)	9,022	356,549
SuperGen Inc. (a)	12,498	73,738
SurModics Inc. (a)	3,380	121,680
Symbion Inc. (a)	3,833	75,165
Symmetry Medical Inc. (a)	7,158	116,890
Synta Pharmaceuticals Corp. (a)	1,173	9,466
Tanox Inc. (a)	5,970	111,997
Telik Inc. (a)	11,478	62,326
ThermoGenesis Corp. (a)	14,764	53,741
Thoratec Corp. (a)	11,086	231,697
Trimeris Inc. (a)	4,008	27,575
Trubion Pharmaceuticals Inc. (a)	711	14,000
United Surgical Partners International Inc. (a)	9,121	281,018
United Therapeutics Corp. (a)	4,987	268,201
Valeant Pharmaceuticals International	19,081	329,910
Ventana Medical Systems Inc. (a)	6,650	278,635
Viasys Healthcare Inc. (a)	6,977	237,148
ViroPharma Inc. (a)	14,662	210,400

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Visicu Inc. (a)	1,116	$8,705
VistaCare Inc. Class A (a)	2,846	24,760
Vital Images Inc. (a)	2,350	78,161
Vital Signs Inc.	1,233	64,091
Volcano Corp. (a)	1,844	33,210
West Pharmaceutical Services Inc.	6,569	304,999
Wright Medical Group Inc. (a)	7,211	160,733
Xenoport Inc. (a)	4,617	128,630
Young Innovations Inc.	881	23,981
Zoll Medical Corp. (a)	4,886	130,212
ZymoGenetics Inc. (a)	7,664	119,252

		32,072,576

Materials & Processes (8.61%)
A. Schulman Inc.	7,612	179,339
Aaon Inc.	2,100	54,873
Acuity Brands Inc.	9,260	504,114
AEP Industries Inc. (a)	1,269	54,567
Affordable Residential Communities (a)	9,087	110,225
AK Steel Holding Corp. (a)	24,860	581,475
Alico Inc.	700	40,131
AM Castle & Co.	2,147	63,036
AMCOL International Corp.	4,867	144,307
American Vanguard Corp.	3,191	54,534
Ameron International Corp.	2,237	147,329
Ampco-Pittsburgh Corp.	1,373	39,666
AMREP Corp.	461	35,612
Apogee Enterprises Inc.	5,880	117,835
AptarGroup Inc.	6,979	467,105
Arch Chemicals Inc.	5,202	162,406
Balchem Corp.	2,854	50,459
Barnes Group Inc.	7,645	175,911
Beacon Roofing Supply Inc. (a)	8,887	143,792
Bluegreen Corp. (a)	3,876	43,760
BlueLinx Holdings Inc.	2,332	24,486
Bowater Inc.	11,270	268,451
Brookfield Homes Corp.	3,387	108,723
Brush Engineered Materials Inc. (a)	4,752	230,329
Buckeye Technologies Inc. (a)	6,119	79,425
Builders Firstsource Inc. (a)	2,655	42,666
Building Materials Holding Corp.	5,984	108,370
Cabot Microelectronics Corp. (a)	5,235	175,425
Calgon Carbon Corp. (a)	6,895	57,297
California Coastal Communities Inc. (a)	1,935	39,261
Caraustar Industries Inc. (a)	6,462	40,581
Century Aluminum Co. (a)	4,516	211,710
Ceradyne Inc. (a)	5,630	308,186
CF Industries Holdings Inc.	10,945	421,930
Chaparral Steel Co.	9,422	548,078
Chesapeake Corp.	4,435	66,969
China BAK Battery Inc. (a)	5,353	17,397
CIRCOR International Inc.	3,578	127,735

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Clarcor Inc.	10,549	$335,458
Clean Harbors Inc. (a)	3,243	146,648
Cleveland-Cliffs Inc.	8,880	568,409
Coeur d’Alene Mines Corp. (a)	57,863	237,817
Comfort Systems USA Inc.	8,227	98,559
Compass Minerals International Inc.	6,358	212,357
Delta & Pine Land Co.	8,182	337,098
Deltic Timber Corp.	2,486	119,229
Drew Industries Inc. (a)	3,792	108,755
Dycom Industries Inc. (a)	10,264	267,480
Dynamic Materials Corp. (a)	2,593	84,843
EMCOR Group Inc. (a)	6,624	390,684
Encore Wire Corp.	4,904	124,169
Energy Conversion Devices Inc. (a)	8,034	280,708
EnerSys (a)	9,376	161,080
ENGlobal Corp. (a)	2,647	14,691
Ferro Corp.	9,029	195,117
Genlyte Group Inc. (a)	5,224	368,553
Georgia Gulf Corp.	7,283	118,057
Gibraltar Industries Inc.	5,149	116,470
Glatfelter	8,697	129,672
Goodman Global Inc. (a)	4,649	81,915
GrafTech International Ltd. (a)	22,152	201,140
Granite Construction Inc.	7,157	395,496
Graphic Packaging Corp. (a)	13,034	61,781
Greif Inc.	3,281	364,552
Griffon Corp. (a)	6,174	152,807
HB Fuller Co.	12,492	340,657
Hecla Mining Co. (a)	26,746	242,319
Hercules Inc. (a)	24,049	469,917
Hexcel Corp. (a)	19,003	377,210
Infrasource Services Inc. (a)	5,291	161,534
Innerworkings Inc. (a)	2,401	28,332
Innospec Inc.	2,646	152,515
Insituform Technologies Inc. (a)	6,255	130,041
Insteel Industries Inc.	2,943	49,413
Integrated Electrical Services Inc. (a)	3,010	74,437
Interline Brands Inc. (a)	5,549	121,634
Kaydon Corp.	5,748	244,635
Koppers Holdings Inc.	1,691	43,391
Kronos Worldwide Inc.	1,333	43,203
L.B. Foster Co. (a)	2,105	43,384
Ladish Co. Inc. (a)	2,978	112,092
Lamson & Sessions Co. (a)	2,845	79,063
Layne Christensen Co. (a)	2,544	92,653
LSI Industries Inc.	3,668	61,402
MacDermid Inc.	6,355	221,599
Medis Technologies Ltd. (a)	4,644	78,530
Mercer International Inc.-SBI (a)	5,765	68,949
Metal Management Inc.	5,377	248,417
MGP Ingredients Inc.	2,308	47,014
Minerals Technologies Inc.	3,980	247,397
Mueller Industries Inc.	8,098	243,750

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Mueller Water Products Inc.	20,051	$276,904
Myers Industries Inc.	5,005	93,493
NCI Building Systems Inc. (a)	4,496	214,639
Neenah Paper Inc.	3,551	141,117
NewMarket Corp.	3,704	150,642
NL Industries Inc.	2,829	30,836
NN Inc.	2,400	29,976
Nuco2 Inc. (a)	3,339	84,210
Olin Corp.	14,669	248,493
Olympic Steel Inc.	1,653	51,227
OM Group Inc. (a)	6,046	270,135
Omnova Solutions Inc. (a)	9,441	51,548
Perini Corp. (a)	4,570	168,450
PGT Inc. (a)	2,169	26,028
Pioneer Companies Inc. (a)	2,214	61,195
PolyOne Corp. (a)	20,012	122,073
PW Eagle Inc.	2,475	81,774
Quanex Corp.	7,483	316,905
Raven Industries Inc.	3,363	94,332
RBC Bearings Inc. (a)	4,281	143,114
Resource Capital Corp.	1,063	17,157
Rock-Tenn Co. Class A	6,469	214,771
Rockwood Holdings Inc. (a)	6,672	184,681
Royal Gold Inc.	3,579	107,728
RTI International Metals Inc. (a)	5,039	458,599
Ryerson Inc.	5,256	208,243
SAIC Inc. (a)	14,906	258,172
Schnitzer Steel Industries Inc.	4,389	176,306
Schweitzer-Mauduit International Inc.	3,607	89,634
Senomyx Inc. (a)	6,797	84,147
Shiloh Industries Inc.	164	1,850
Silgan Holdings Inc.	4,992	255,141
Simpson Manufacturing Co. Inc.	7,527	232,133
Spartech Corp.	6,088	178,622
Steel Technologies Inc.	2,058	60,876
Stepan Co.	1,373	36,041
Sterling Construction Co. Inc. (a)	1,488	28,361
Stillwater Mining Co. (a)	10,526	133,575
Superior Essex Inc. (a)	3,902	135,282
Symyx Technologies Inc. (a)	6,713	118,954
Tejon Ranch Co. (a)	1,924	91,005
Terra Industries Inc. (a)	19,040	333,200
Texas Industries Inc.	4,711	355,822
The Andersons Inc.	2,923	129,781
Tredegar Corp.	7,219	164,521
Trex Co. Inc. (a)	2,368	50,983
Tronox Inc. Class B	8,545	119,459
UAP Holding Corp.	10,187	263,334
Universal Forest Products Inc.	3,617	179,222
US Concrete Inc. (a)	6,775	52,981
USEC Inc. (a)	18,311	297,554
Valmont Industries Inc.	3,664	211,889
Washington Group International Inc. (a)	6,168	409,679

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Watsco Inc.	5,577	$284,817
Wausau Paper Corp.	9,963	143,069
Wheeling-Pittsburgh Corp. (a)	2,010	47,617
Worthington Industries Inc.	15,780	324,752
WR Grace & Co. (a)	14,063	371,544
Xerium Technologies Inc.	4,525	36,291
Zoltek Companies Inc. (a)	3,264	114,012

		25,363,424

Oil & Gas (4.36%)
Allis-Chalmers Energy Inc. (a)	3,774	59,440
Alon USA Energy Inc.	2,585	93,577
Alpha Natural Resources Inc. (a)	10,157	158,754
Arena Resources Inc. (a)	2,485	124,548
ATP Oil & Gas Corp. (a)	4,344	163,334
Atwood Oceanics Inc. (a)	5,500	322,795
Aurora Oil & Gas Corp. (a)	14,193	37,044
Aventine Renewable Energy Holdings Inc. (a)	6,323	115,205
Basic Energy Services Inc. (a)	2,676	62,351
Berry Petroleum Co.	7,678	235,407
Bill Barrett Corp. (a)	5,860	189,923
Bois d’Arc Energy Inc. (a)	3,890	51,465
Brigham Exploration Co. (a)	10,466	65,098
Bronco Drilling Co. Inc. (a)	2,280	37,780
Callon Petroleum Co. (a)	4,612	62,585
CARBO Ceramics Inc.	4,134	192,438
Carrizo Oil & Gas Inc. (a)	4,577	160,012
Clayton Williams Energy Inc. (a)	1,425	40,427
Complete Production Services Inc. (a)	5,443	108,370
Comstock Resources Inc. (a)	8,815	241,355
Dawson Geophysical Co. (a)	1,330	65,875
Delek US Holdings Inc.	1,880	35,964
Delta Petroleum Corp. (a)	11,271	258,782
Dril-Quip Inc. (a)	4,376	189,393
Edge Petroleum Corp. (a)	3,371	42,205
Encore Acquisition Co. (a)	10,885	263,308
Energy Partners Ltd. (a)	7,883	143,076
Evergreen Solar Inc. (a)	13,988	136,383
EXCO Resources Inc. (a)	11,122	184,403
Exploration Co. of Delaware (a)	5,610	60,868
FuelCell Energy Inc. (a)	9,957	78,262
Gasco Energy Inc. (a)	14,482	35,336
GeoGlobal Resources Inc. (a)	6,013	36,739
Geomet Inc. (a)	2,627	23,170
Giant Industries Inc. (a)	3,086	233,456
GMX Resources Inc. (a)	1,560	47,939
Goodrich Petroleum Corp. (a)	2,606	87,640
Grey Wolf Inc. (a)	40,399	270,673
Gulf Island Fabrication Inc.	2,700	72,198
Hanover Compressor Co. (a)	20,862	464,179
Harvest Natural Resources Inc. (a)	8,515	82,936

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Hercules Offshore Inc. (a)	4,209	$110,528
Hornbeck Offshore Services Inc. (a)	4,984	142,792
Houston Exploration Co. (a)	5,514	297,480
Hydril (a)	3,939	379,089
Input/Output Inc. (a)	14,134	194,766
James River Coal Co. (a)	3,427	25,600
Lone Star Technologies Inc. (a)	6,421	423,979
Lufkin Industries Inc.	2,978	167,304
Mariner Energy Inc. (a)	15,035	287,620
Markwest Hydrocarbon Inc.	1,493	92,566
Matrix Service Co. (a)	4,949	100,118
McMoRan Exploration Co. (a)	5,939	81,424
Meridian Resource Corp. (a)	17,737	42,746
Metretek Technologies Inc. (a)	3,045	40,620
NATCO Group Inc. (a)	3,133	106,898
Newpark Resources Inc. (a)	17,316	122,078
Oil States International Inc. (a)	10,068	323,082
Pacific Ethanol Inc. (a)	5,375	91,536
Parallel Petroleum Corp. (a)	7,586	174,099
Parker Drilling Co. (a)	22,138	207,876
Penn Virginia Corp.	4,279	314,079
PetroHawk Energy Corp. (a)	30,994	408,191
Petroleum Development Corp. (a)	3,588	192,209
Petroquest Energy Inc. (a)	8,556	100,020
Pioneer Drilling Co. (a)	8,643	109,680
Plug Power Inc. (a)	15,276	48,272
PrimeEnergy Corp. (a)	212	12,330
Quest Resource Corp. (a)	4,250	38,972
RAM Energy Resources Inc. (a)	4,527	20,960
Rosetta Resources Inc. (a)	10,573	217,169
RPC Inc.	10,720	178,595
Stone Energy Corp. (a)	4,962	147,322
SulphCo Inc. (a)	6,761	23,123
Superior Well Services Inc. (a)	2,581	58,976
Swift Energy Co. (a)	6,110	255,215
Syntroleum Corp. (a)	7,549	23,553
Tetra Tech Inc. (a)	12,592	240,003
Toreador Resources Corp. (a)	2,859	51,891
Transmeridian Exploration Inc. (a)	13,603	38,905
Trico Marine Services Inc. (a)	2,055	76,569
Union Drilling Inc. (a)	2,169	30,800
Universal Compression Holdings Inc. (a)	6,570	444,658
VAALCO Energy Inc. (a)	11,183	57,928
W-H Energy Services Inc. (a)	6,189	289,274
Warren Resources Inc. (a)	11,621	151,422
Western Refining Inc.	5,127	200,056
Westmoreland Coal Co. (a)	1,125	22,669
Whiting Petroleum Corp. (a)	8,214	323,714

		12,823,449

	Shares	Value
Common Stocks (Cont.)
Technology (13.70%)
3Com Corp. (a)	80,442	$314,528
3D Systems Corp. (a)	2,708	59,332
Acacia Research - Acacia Technologies (a)	5,115	80,919
Access Integrated Technologies Inc. (a)	2,686	14,585
Acme Packet Inc. (a)	558	8,247
Actel Corp. (a)	6,191	102,275
Actuate Corp. (a)	9,210	48,076
Adaptec Inc. (a)	24,212	93,700
Adtran Inc.	13,963	339,999
Advanced Analogic Technologies Inc. (a)	7,946	52,285
Aeroflex Inc. (a)	14,642	192,542
Agile Software Corp. (a)	11,074	76,964
Agilysys Inc.	6,388	143,538
Altiris Inc. (a)	4,945	162,740
American Reprographics Co. (a)	5,510	169,653
American Science & Engineering Inc. (a)	2,007	105,709
AMIS Holdings Inc. (a)	10,103	110,628
Amkor Technology Inc. (a)	21,010	262,205
ANADIGICS Inc. (a)	11,215	132,561
Anaren Inc. (a)	5,020	88,402
Anixter International Inc. (a)	6,768	446,282
Ansoft Corp. (a)	3,692	116,815
Ansys Inc. (a)	6,835	347,013
Applied Micro Circuits Corp. (a)	58,895	214,967
Ariba Inc. (a)	14,630	137,522
Art Technology Group Inc. (a)	26,855	62,304
Aspen Technology Inc. (a)	14,214	184,782
Atheros Communications (a)	10,835	259,282
Audible Inc. (a)	4,806	49,934
Avanex Corp. (a)	29,405	52,635
Avid Technology Inc. (a)	8,679	302,724
Avocent Corp. (a)	10,215	275,499
BearingPoint Inc. (a)	37,804	289,579
Bel Fuse Inc.	2,350	90,969
Benchmark Electronics Inc. (a)	12,985	268,270
Black Box Corp.	3,630	132,640
Blackbaud Inc.	8,900	217,338
Blackboard Inc. (a)	5,760	193,709
Blue Coat Systems Inc. (a)	3,804	139,721
Bookham Inc. (a)	9,696	22,010
Borland Software Corp. (a)	17,494	92,193
Bottomline Technologies Inc. (a)	5,258	57,312
Brocade Communications Systems Inc. (a)	82,396	784,410
CACI International Inc. (a)	6,627	310,541
Carrier Access Corp. (a)	3,425	17,502
Cbeyond Inc. (a)	3,321	97,405
Checkpoint Systems Inc. (a)	8,406	198,886
Chordiant Software Inc. (a)	5,436	56,263

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Ciber Inc. (a)	11,916	$93,779
Cirrus Logic Inc. (a)	18,121	138,807
Cogent Communications Group Inc. (a)	5,355	126,539
Coherent Inc. (a)	6,529	207,230
CommScope Inc. (a)	11,891	510,124
Commvault Systems Inc. (a)	1,028	16,654
COMSYS IT Partners Inc. (a)	3,278	65,232
Comtech Group Inc. (a)	2,650	46,322
Comtech Telecommunications Corp. (a)	4,655	180,288
Concur Technologies Inc. (a)	5,835	101,879
Conexant Systems Inc. (a)	100,366	165,604
Convera Corp. (a)	4,557	14,309
Covansys Corp. (a)	6,172	152,325
CPI International Inc. (a)	747	14,357
CSG Systems International Inc. (a)	10,931	273,494
Cubic Corp.	3,573	77,320
Daktronics Inc.	8,008	219,740
DealerTrack Holdings Inc. (a)	2,431	74,680
Dendrite International Inc. (a)	8,069	126,361
Digi International Inc. (a)	4,320	54,864
Digital River Inc. (a)	8,148	450,177
Diodes Inc. (a)	3,947	137,553
Ditech Networks Inc. (a)	6,645	53,957
DivX Inc. (a)	1,053	21,102
DSP Group Inc. (a)	6,214	118,066
Eagle Test Systems Inc. (a)	1,935	32,198
Echelon Corp. (a)	6,800	71,672
eCollege.com Inc. (a)	3,810	68,390
EDO Corp.	3,549	92,984
Electronics for Imaging Inc. (a)	12,678	297,299
Emageon Inc. (a)	3,629	39,919
EMS Technologies Inc. (a)	3,386	65,248
Emulex Corp. (a)	17,312	316,636
Epicor Software Corp. (a)	10,426	145,026
EPIQ Systems Inc. (a)	2,947	60,060
Equinix Inc. (a)	5,886	504,018
eSpeed Inc. (a)	5,972	56,734
Exar Corp. (a)	9,648	127,740
Excel Technology Inc. (a)	2,261	61,793
Extreme Networks Inc. (a)	23,871	100,974
FalconStor Software Inc. (a)	7,660	79,817
Finisar Corp. (a)	46,968	164,388
First Solar Inc. (a)	2,895	150,569
Flir Systems Inc. (a)	14,113	503,411
Formfactor Inc. (a)	9,376	419,576
Foundry Networks Inc. (a)	30,066	407,996
Gartner Inc. (a)	13,623	326,271
Gateway Inc. (a)	59,134	129,503
Genesis Microchip Inc. (a)	7,324	68,040
Gerber Scientific Inc. (a)	4,955	52,573
Harmonic Inc. (a)	16,117	158,269
Harris Stratex Networks Inc. Class A (a)	5,727	109,901
Herley Industries Inc. (a)	2,500	39,050

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Hittite Microwave Corp. (a)	2,555	$102,634
Hutchinson Technology Inc. (a)	5,357	125,086
Hypercom Corp. (a)	10,454	62,306
Hyperion Solutions Corp. (a)	12,027	623,359
I.D. Systems Inc. (a)	2,116	25,455
i2 Technologies Inc. (a)	3,640	87,360
iGate Corp. (a)	4,500	37,080
IHS Inc. (a)	4,628	190,257
II-VI Inc. (a)	5,190	175,681
Imation Corp.	7,025	283,669
Infocrossing Inc. (a)	4,006	59,569
Informatica Corp. (a)	19,047	255,801
Innovative Solutions & Support Inc. (a)	2,682	67,908
InPhonic Inc. (a)	4,797	52,287
Integral Systems Inc.	2,327	56,244
Inter-Tel Inc.	4,842	114,465
Intermec Inc. (a)	10,346	231,130
Internet Capital Group Inc. (a)	10,730	114,811
InterVoice Inc. (a)	8,226	54,621
Interwoven Inc. (a)	9,466	159,975
Ionatron Inc. (a)	7,517	35,029
iRobot Corp. (a)	1,851	24,193
Ixia (a)	9,654	89,782
IXYS Corp. (a)	5,453	55,784
j2 Global Communications Inc. (a)	10,251	284,158
Jack Henry & Associates Inc.	15,865	381,553
JDA Software Group Inc. (a)	6,519	97,981
Jupitermedia Corp. (a)	3,630	24,031
Keane Inc. (a)	10,923	148,334
Kemet Corp. (a)	19,185	146,765
Komag Inc. (a)	6,237	204,137
Kopin Corp. (a)	14,780	49,956
Kronos Inc. (a)	6,774	362,409
L-1 Identity Solutions Inc. (a)	13,244	218,658
Lattice Semiconductor Corp. (a)	26,509	155,078
Lawson Software Inc. (a)	24,882	201,295
Lightbridge Inc. (a)	4,743	83,335
Lionbridge Technologies Inc. (a)	14,135	71,947
Loral Space & Communications Inc. (a)	2,059	104,762
Macrovision Corp. (a)	10,561	264,553
Magma Design Automation Inc. (a)	6,186	73,985
Manhattan Associates Inc. (a)	6,403	175,634
ManTech International Corp. (a)	3,812	127,359
Mapinfo Corp. (a)	4,393	88,431
Maxwell Technologies Inc. (a)	2,431	30,436
Mentor Graphics Corp. (a)	17,540	286,604
Mercury Computer Systems Inc. (a)	4,775	66,229
Merge Technologies Inc. (a)	6,896	33,584
Methode Electronics Inc.	7,655	113,064
Micrel Inc. (a)	14,305	157,641
MICROS Systems Inc. (a)	8,384	452,652
Microsemi Corp. (a)	14,303	297,645
MicroStrategy Inc. (a)	2,754	348,078

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Microtune Inc. (a)	10,783	$44,426
Mindspeed Technologies Inc. (a)	25,734	55,843
MIPS Technologies Inc. (a)	8,453	75,485
Mobility Electronics Inc. (a)	5,610	17,447
Monolithic Power Systems Inc. (a)	3,637	46,917
MoSys Inc. (a)	3,224	27,082
MRV Communications Inc. (a)	25,245	89,620
MTS Systems Corp.	4,421	171,712
Multi-Fineline Electronix Inc. (a)	1,433	21,997
Neoware Inc. (a)	4,944	49,786
Ness Technologies Inc. (a)	5,853	74,801
Netgear Inc. (a)	7,563	215,772
Netlogic Microsystems Inc. (a)	3,463	92,185
NetScout Systems Inc. (a)	4,042	36,580
Newport Corp. (a)	9,538	156,137
Nextest Systems Corp. (a)	582	8,148
Novatel Wireless Inc. (a)	6,071	97,379
Nuance Communications Inc. (a)	25,936	397,080
Omniture Inc. (a)	2,959	53,943
Omnivision Technologies Inc. (a)	12,302	159,434
ON Semiconductor Corp. (a)	31,146	277,822
Openwave Systems Inc. (a)	19,410	158,191
Oplink Communications Inc. (a)	4,561	81,961
OPNET Technologies Inc. (a)	1,828	24,696
Opsware Inc. (a)	17,456	126,556
Optical Communication Products Inc. (a)	5,452	7,306
OSI Systems Inc. (a)	3,260	86,194
Packeteer Inc. (a)	7,597	94,355
Palm Inc. (a)	18,943	343,437
Parametric Technology Corp. (a)	23,798	454,304
Park Electrochemical Corp.	4,627	125,484
PDF Solutions Inc. (a)	4,950	55,886
Pegasystems Inc.	1,660	15,355
Pericom Semiconductor Corp. (a)	4,853	47,462
Perot Systems Corp. (a)	16,874	301,538
Plexus Corp. (a)	9,724	166,767
PLX Technology Inc. (a)	4,846	47,200
Polycom Inc. (a)	18,526	617,472
Progress Software Corp. (a)	8,211	256,183
QAD Inc.	2,688	24,461
Quantum Corp. (a)	41,194	111,224
Quest Software Inc. (a)	13,424	218,408
Rackable Systems Inc. (a)	5,777	98,036
Radiant Systems Inc. (a)	6,039	78,688
Radisys Corp. (a)	4,488	73,334
RealNetworks Inc. (a)	24,155	189,617
RF Micro Devices Inc. (a)	41,239	256,919
RightNow Technologies Inc. (a)	2,770	45,373
Rogers Corp. (a)	3,490	154,781
S1 Corp. (a)	17,187	103,122
Safeguard Scientifics Inc. (a)	20,360	60,266
SafeNet Inc. (a)	5,455	154,376

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Sapient Corp. (a)	18,229	$125,051
SAVVIS Inc. (a)	6,660	318,881
Scansource Inc. (a)	5,632	151,163
Secure Computing Corp. (a)	9,933	76,484
Semtech Corp. (a)	14,588	196,646
SI International Inc. (a)	2,869	82,369
Sigma Designs Inc. (a)	5,808	152,518
Silicon Image Inc. (a)	17,024	138,916
Silicon Storage Technology Inc. (a)	19,095	94,138
Sirenza Microdevices Inc. (a)	5,796	49,962
SiRF Technology Holdings Inc. (a)	10,539	292,563
Skyworks Solutions Inc. (a)	33,221	191,021
Smith Micro Software Inc. (a)	3,737	69,620
SonicWALL Inc. (a)	12,457	104,141
Sonus Networks Inc. (a)	52,226	421,464
SPSS Inc. (a)	3,950	142,595
SRA International Inc. (a)	7,753	188,863
Staktek Holdings Inc. (a)	660	2,145
Standard Microsystems Corp. (a)	4,526	138,224
Stratasys Inc. (a)	2,083	88,986
SunPower Corp. Class A (a)	2,009	91,409
Supertex Inc. (a)	2,250	74,723
Switch & Data Facilities Co. (a)	527	9,549
Sybase Inc. (a)	19,185	484,997
Sycamore Networks Inc. (a)	38,016	142,180
Sykes Enterprises Inc. (a)	6,492	118,414
Synaptics Inc. (a)	5,239	134,014
Synchronoss Technologies Inc. (a)	2,500	43,500
Syniverse Holdings Inc. (a)	5,164	54,429
SYNNEX Corp. (a)	2,607	55,373
Syntel Inc.	1,389	48,129
Taleo Corp. (a)	1,861	30,855
Talx Corp.	6,649	220,281
Techwell Inc. (a)	1,603	19,989
Tekelec (a)	12,096	180,351
Terremark Worldwide Inc. (a)	8,681	69,969
Tessera Technologies Inc. (a)	10,004	397,559
TIBCO Software Inc. (a)	43,699	372,315
Transaction Systems Architects Inc. (a)	8,146	263,849
Transmeta Corp. (a)	33,422	19,051
TranSwitch Corp. (a)	30,091	47,845
Trident Microsystems Inc. (a)	12,092	242,566
TriQuint Semiconductor Inc. (a)	30,310	151,550
TriZetto Group Inc. (a)	9,327	186,633
TTM Technologies Inc. (a)	9,371	89,399
Tyler Technologies Inc. (a)	9,374	119,050
Ultimate Software Group Inc. (a)	5,307	138,990
Universal Display Corp. (a)	4,950	74,696
UTStarcom Inc. (a)	24,517	203,246
VA Software Corp. (a)	10,858	43,758
Varian Inc. (a)	6,743	392,847
VASCO Data Security International Inc. (a)	5,715	102,127

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
ViaSat Inc. (a)	5,029	$165,806
Vignette Corp. (a)	7,075	131,383
Virage Logic Corp. (a)	4,469	32,490
Volterra Semiconductor Corp. (a)	3,764	49,158
Vonage Holdings Corp. (a)	7,227	24,933
WebEx Communications Inc. (a)	8,604	489,223
webMethods Inc. (a)	11,142	80,111
Websense Inc. (a)	9,956	228,888
Wind River Systems Inc. (a)	15,279	151,873
Witness Systems Inc. (a)	6,990	188,380
Zhone Technologies Inc. (a)	27,125	33,635
Zoran Corp. (a)	9,600	163,392

		40,340,206

Telecommunications (1.12%)
Alaska Communications Systems
Group Inc.	8,151	120,227
Atlantic Tele-Network Inc.	750	19,598
Centennial Communications Corp. (a)	4,340	35,718
Cincinnati Bell Inc. (a)	54,384	255,605
Consolidated Communications Holdings Inc.	4,067	80,893
CT Communications Inc.	3,973	95,749
Dobson Communications Corp. (a)	30,686	263,593
Eschelon Telecom Inc. (a)	2,143	61,933
FairPoint Communications Inc.	6,126	117,681
FiberTower Corp. (a)	24,543	127,378
General Communication Inc. Class A (a)	10,992	153,888
Golden Telecom Inc.	4,180	231,488
IDT Corp. Class B	10,343	117,393
Iowa Telecommunications Service Inc.	6,861	137,220
iPCS Inc. (a)	3,270	160,197
North Pittsburgh Systems Inc.	3,186	69,359
NTELOS Holdings Corp. (a)	3,010	57,852
Premiere Global Services Inc. (a)	16,217	181,955
RCN Corp. (a)	5,651	144,383
Shenandoah Telecommunications Co.	1,600	75,344
SureWest Communications	3,514	87,393
Time Warner Telecom Inc. (a)	27,829	578,008
USA Mobility Inc.	5,606	111,728

		3,284,583

Utilities & Energy (3.09%)
Allete Inc.	5,446	253,893
American States Water Co.	3,874	142,834
Aquila Inc. (a)	75,285	314,691
Atlas America Inc. (a)	3,726	210,482
Avista Corp.	11,156	270,310
Black Hills Corp.	6,753	248,308
California Water Service Group	4,151	159,066
Cascade Natural Gas Corp.	2,786	73,411
CH Energy Group Inc.	3,726	181,419

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
Cleco Corp.	11,570	$298,853
Crosstex Energy Inc.	6,405	184,144
Duquesne Light Holdings Inc.	18,141	359,010
El Paso Electric Co. (a)	10,936	288,164
Empire District Electric Co.	6,968	172,806
EnergySouth Inc.	1,800	75,474
Evergreen Energy Inc. (a)	14,399	94,601
Headwaters Inc. (a)	8,604	187,997
Idacorp Inc.	9,197	311,227
International Coal Group Inc. (a)	22,655	118,939
ITC Holdings Corp.	3,812	165,021
Laclede Group Inc.	4,929	153,193
MGE Energy Inc.	3,939	139,677
New Jersey Resources Corp.	5,670	283,784
Nicor Inc.	6,739	326,302
Northwest Natural Gas Co.	5,415	247,303
NorthWestern Corp.	7,055	249,959
Ormat Technologies Inc.	1,507	63,234
Otter Tail Corp.	6,139	210,199
Piedmont Natural Gas Co. Inc.	15,746	415,380
Pike Electric Corp. (a)	3,152	56,988
PNM Resources Inc.	14,190	458,337
Portland General Electric Co.	4,941	144,277
Rentech Inc. (a)	28,541	89,619
SJW Corp.	3,882	157,143
South Jersey Industries Inc.	7,100	270,155
Southwest Gas Corp.	7,714	299,843
Southwest Water Co.	3,892	56,123
UIL Holdings Corp.	5,449	189,080
Unisource Energy Corp.	7,134	267,882
US BioEnergy Corp. (a)	1,500	17,205
VeraSun Energy (a)	3,804	75,585
Westar Energy Inc.	17,880	492,058
WGL Holdings Inc.	10,151	324,629

		9,098,605

Total Common Stocks
(cost $220,284,017)		281,635,173

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares or principal amount	Value
Short-term Investments (5.11%)
U.S. Treasury Bills, 4.865%, 06/21/2007 (c)	$15,207,000	$15,041,244

Total Short-term Investments
(cost $15,036,894)		15,041,244

TOTAL INVESTMENTS (100.76%)
(cost $235,320,911)		296,676,417
LIABILITIES,NET OF OTHER ASSETS (-0.76%)		(2,240,906)

		$294,435,511

NET ASSETS (100.00%)
Securities Sold Short
New York Community Bancorp Inc. (b)	3,509	$61,661

Total Securities Sold Short
(proceeds $61,661)		$61,661

(a)	Non-income producing security.

(b)	New York Community Bancorp Inc. initiated a tax free exchange of Pennfed Financial Services Inc. effective April 2, 2007, by issuing 1.2220 shares of New York Community Bancorp Inc. for each 1 share of Pennfed Financial Services Inc. owned. Since New York Community Bancorp Inc. is not a security contained in the Russell 2000 Index, the Fund entered into a transaction to sell New York Community Bancorp Inc. on March 30, 2007, with a settlement date of April 4, 2007. The value of New York Community Bancorp Inc. equals the proceeds of the sale. The sale was settled on April 4, 2007, with the shares received from the exchange on April 2, 2007.

(c)	At March 31, 2007, this security has been pledged to cover, in whole or in part, inital margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.16%)
Australia (5.81%)
ABC Learning Centres Ltd.	10,075	$59,344
AGL Energy Ltd.	12,931	168,760
Alinta Ltd.	15,187	178,419
Alumina Ltd.	31,914	188,756
Amcor Ltd.	25,724	157,140
AMP Ltd.	52,913	444,816
Ansell Ltd.	5,217	48,964
APN News & Media Ltd.	7,974	37,936
Aristocrat Leisure Ltd.	9,841	130,583
Australia & New Zealand Banking Group Ltd.	52,280	1,256,302
Australian Stock Exchange	4,863	173,125
AXA Asia Pacific Holdings	24,556	143,449
Babcock & Brown Ltd.	6,177	137,290
BHP Billiton Ltd.	99,443	2,404,929
Billabong International Ltd.	4,111	55,548
Bluescope Steel	21,227	180,335
Boral Ltd.	17,910	119,406
Brambles Ltd. (a)	44,118	485,821
Caltex Australian Ltd.	4,281	82,645
Centro Properties Group	22,727	160,163
CFS Retail Property Trust	42,893	77,044
Challenger Financial Service	13,847	53,441
Coca-Cola Amatil Ltd.	14,114	100,493
Cochlear Ltd.	1,423	74,515
Coles Group Ltd.	33,239	437,022
Commonwealth Bank of Australia	36,762	1,494,940
Commonwealth Property Office	35,774	39,654
Computershare Ltd.	12,356	108,470
CSL Ltd.	5,146	342,958
CSR Ltd.	27,982	77,203
DB RREEF Trust	71,145	99,297
Downer Edi Ltd.	7,006	38,660
Fairfax Media Ltd.	26,931	108,514
Foster’s Group Ltd.	59,741	331,105
Futuris Corp. Ltd.	14,491	25,325
Goodman Fielder Ltd.	29,539	58,316
GPT Group	54,468	217,706
Harvey Norman Holdings Ltd.	13,901	53,087
Iluka Resources Ltd.	6,645	31,667
ING Industrial Fund	20,392	38,938
Insurance Australia Group Ltd.	45,834	217,314
Investa Property Group	40,599	79,822
James Hardie Industries Ltd.	14,248	96,375
Leighton Holdings Ltd.	3,950	107,128
Lend Lease Corp. Ltd.	10,206	165,071
Lion Nathan Ltd.	7,514	53,743
Macquarie Airports	17,111	55,240
Macquarie Bank Ltd.	6,961	466,060
Macquarie Communications Infrastructure Group	7,433	39,332
Macquarie Goodman Group	38,958	220,331
Macquarie Infrastructure Group	68,680	213,385

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Office Trust	54,067	$66,275
Mirvac Group	28,118	119,211
Multiplex Group	20,140	72,840
National Australia Bank Ltd.	45,676	1,493,041
Newcrest Mining Ltd.	9,618	185,132
Onesteel Ltd.	18,539	77,399
Orica Ltd.	9,036	185,335
Origin Energy Ltd.	21,858	159,345
Pacific Brands Ltd.	15,740	39,097
Paladin Resources Ltd. (a)	11,612	91,416
Paperlinx Ltd.	12,720	42,917
Perpetual Trustees Australia	1,149	72,141
Publishing & Broadcasting	3,610	57,979
Qantas Airways Ltd.	25,282	107,392
QBE Insurance Group Ltd.	22,706	579,435
Rinker Group Ltd.	26,312	384,267
Rio Tinto Ltd.	8,044	512,927
Santos Ltd.	17,611	144,628
Sonic Healthcare Ltd.	6,818	81,368
Stockland	38,517	253,987
Suncorp-Metway Ltd.	23,997	403,852
Sydney Roads Group	22,893	25,006
Symbion Health Ltd.	18,392	54,018
Tabcorp Holding Ltd.	15,578	207,843
Tattersall’s Ltd.	30,108	125,456
Telstra Corp. Ltd.	81,949	308,981
Telstra Corp. Ltd. Installment Receipts	42,480	110,330
Toll Holdings Ltd.	14,560	241,500
Transurban Group	22,782	143,039
Wesfarmers Ltd.	10,678	326,144
Westfield Group	43,126	717,754
Westpac Banking Corp.	52,210	1,113,106
Woodside Petroleum Ltd.	13,254	423,483
Woolworths Ltd.	33,315	732,911
WorleyParsons Ltd.	4,530	101,857
Zinifex Ltd.	13,604	173,690

		22,070,989

Austria (0.65%)
Andritz AG	285	71,495
Boehler-Uddeholm	1,174	112,917
BWin Interactive Entertainment AG (a)	614	28,871
Erste Bank Der Oester Spark	5,211	405,833
Flughafen Wien AG	288	28,204
IMMOEAST Immobilien Anlagen AG (a)	7,867	117,702
Immofinanz Immobilien Anlagen AG (a)	12,797	205,139
Mayr-Melnhof Karton AG	179	39,937
Meinl European Land Ltd. (a)	8,545	237,657
Oest Elektrizatswirts AG Class A	2,180	97,732
OMV AG	4,698	295,905

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
Raiffeisen International Bank Holding AG	991	$139,505
RHI AG (a)	901	44,497
Telekom Austria AG	10,442	260,985
VoestAlpine AG	2,507	181,849
Wiener Staedtische Allgemeine
Versicherung AG	1,135	80,510
Wienerberger AG	1,992	124,402

		2,473,140

Belgium (1.26%)
Agfa Gevaert NV	2,844	64,168
Barco NV	307	28,355
Bekaert NV	405	55,060
Belgacom SA	5,019	222,929
Cofinimmo	189	39,361
Colruyt SA	497	113,736
Compagnie Maritime Belge SA	530	35,188
D’Ieteren NV	84	34,786
Delhaize Group	2,131	195,881
Dexia	16,266	485,424
Euronav SA	636	21,401
Fortis	33,450	1,527,752
Groupe Bruxelles Lambert SA	2,094	245,013
InBev NV	5,187	374,515
KBC GROEP NV	5,248	652,751
Mobistar SA	836	70,692
Omega Pharma SA	599	46,138
Solvay SA	1,760	270,470
UCB SA	3,212	186,948
Umicore	655	116,460

		4,787,028

Denmark (0.85%)
A P Moller-Maersk A/S	31	323,464
Bang & Olufsen Class B	395	48,935
Carlsberg A/S Class B	899	97,834
Codan A/S	387	36,565
Coloplast Class B	708	60,103
Dampskibsselskabet Torm A/S	450	31,182
Danisco A/S	1,305	102,828
Danske Bank	13,728	638,683
DSV De Sammenslut Vogn Class B	580	101,697
East Asiatic Co. Ltd. A/S	700	33,634
FLSmidth & Co. A/S (a)	1,216	82,407
GN Store Nord (a)	6,110	86,538
H. Lundbeck A/S	1,542	36,077
Jyske Bank A/S (a)	1,743	140,309
NKT Holding A/S	538	43,212
Novo Nordisk A/S	6,860	626,012
Novozymes A/S Class B	1,418	126,858
Sydbank A/S	1,850	99,502

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Topdanmark A/S (a)	514	$99,524
Trygvesta A/S	700	57,918
Vestas Wind Systems A/S (a)	5,315	297,779
William DeMant Holding (a)	774	68,689

		3,239,750

Finland (1.50%)
Amer Sports OYJ	2,082	45,640
Cargotec Corp.	1,028	62,085
Elisa Corp. Class A	4,593	133,080
Fortum OYJ	12,443	362,858
Kesko OYJ	1,987	105,988
Kone Corp. OYJ Class B	2,056	117,468
Konecranes OYJ	1,388	46,539
Metso OYJ	3,638	192,206
Neste Oil OYJ	3,731	128,589
Nokia OYJ	116,891	2,690,445
Nokian Renkaat OYJ	2,750	75,309
OKO Bank	2,696	45,954
Orion OYJ Class B	2,045	49,282
Outokumpu OYJ	2,996	102,977
Rautaruukki OYJ	2,314	107,850
Sampo Insurance Co.	11,757	356,831
SanomaWSOY OYJ	1,789	53,078
Stora Enso OYJ R Shares	17,225	299,130
Tietoenator Corp. OYJ	2,312	67,329
UPM-Kymmene OYJ	14,893	379,394
Uponor OYJ	1,644	58,110
Wartsila OYJ Class B	1,724	106,606
YIT OYJ	3,407	117,422

		5,704,170

France (9.65%)
Accor SA	5,884	562,315
Air France	3,523	160,717
Air Liquide	3,365	820,362
Alcatel-Lucent	65,933	775,955
Alstom (a)	3,161	410,228
Atos Origin (a)	1,969	131,856
AXA	47,436	2,011,281
BIC SA	856	59,862
BNP Paribas	23,712	2,476,721
Bouygues	5,791	447,522
Business Objects SA (a)	2,599	94,609
Cap Gemini	3,630	276,352
Carrefour SA	17,116	1,251,826
Casino Guichard Perrachon	1,199	121,055
CNP Assurances	1,194	139,053
Compagnie De Saint-Gobain	8,863	866,306
Credit Agricole SA	18,720	729,958
Dassault Systemes SA	1,552	83,448
Essilor International	2,805	322,247

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
European Aeronautic Defense	9,283	$287,944
France Telecom SA	48,334	1,276,489
Gaz de France	5,689	264,012
Gecina SA	342	63,600
Groupe Danone	6,802	1,111,273
Hermes International SCA	1,859	257,225
Imerys SA	948	88,014
Klepierre	508	98,290
L’Oreal	8,183	893,412
Lafarge SA	4,261	669,898
Lagardere SCA	3,419	263,257
LVMH Moet Hennessy Louis Vuitton SA	6,940	769,940
M6 Metropole Television	1,858	68,057
Michelin Class B	4,088	451,457
Neopost SA	924	132,073
PagesJaunes SA	3,355	73,232
Pernod-Ricard	2,574	522,030
Peugeot SA	4,351	306,656
PPR SA	1,952	312,153
Publicis Groupe SA	3,766	181,914
Renault SA	5,263	615,527
Safran SA	4,878	119,052
Sanofi-Aventis	28,944	2,517,081
Schneider Electric SA	6,491	824,005
Schneider Electric SA - New (a)	381	46,824
SCOR Regroupe	2,674	72,227
Societe des Autoroutes Paris	809	73,704
Societe Generale Class A	10,391	1,795,761
Societe Television Francaise 1	3,413	114,255
Sodexho Alliance	2,848	208,525
STMicroelectronics NV	19,301	371,536
Suez SA	29,048	1,531,973
Technip-Coflexip SA	2,907	213,272
Thales SA	2,430	141,076
Thomson SA	7,396	142,370
Total SA	61,999	4,343,981
Unibail	1,275	386,424
Valeo	2,176	127,638
Vallourec SA	1,032	264,112
Veolia Environnement	8,203	609,921
Vinci SA	5,673	879,232
Vivendi	32,959	1,339,340
Zodiac SA	1,102	79,317

		36,649,752

Germany (7.38%)
Adidas AG	5,800	317,123
Allianz SE Reg.	12,313	2,528,272
Altana AG	1,971	128,015
BASF AG	13,939	1,569,328
Bayer AG	20,743	1,325,624
Beiersdorf AG	2,512	171,306
Bilfinger Berger AG	1,074	97,732

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Celesio AG	2,376	$149,304
Commerzbank AG	17,666	781,603
Continental AG	3,712	479,801
DaimlerChrysler AG	26,114	2,141,901
Depfa Bank PLC	9,853	175,978
Deutsche Bank AG	14,742	1,985,852
Deutsche Boerse AG	2,891	662,323
Deutsche Lufthansa	6,549	177,857
Deutsche Post AG	22,194	671,820
Deutsche Postbank AG	2,343	204,288
Deutsche Telekom AG	80,726	1,335,032
Douglas Holding AG	835	49,023
E.On AG	17,737	2,411,572
Fresenius Medical Care	1,875	272,814
Heidelberger Druckmaschinen	1,592	72,945
Hochtief AG	1,361	137,993
Hypo Real Estate Holding	3,803	242,531
Infineon Technologies AG (a)	21,306	331,578
IVG Immobilien AG	2,488	119,151
Karstadtquelle AG (a)	1,592	58,696
Linde AG	3,075	331,289
MAN AG	3,688	429,108
Merck KGaA	1,586	204,493
Metro AG	4,208	297,983
MLP AG	1,705	42,728
Muenchener Rueckvers AG	5,885	995,342
Premiere AG (a)	1,686	36,712
Puma AG	334	122,122
QIAGEN NV (a)	4,066	69,090
Rheinmetall AG	969	89,834
RWE AG	12,709	1,344,434
Salzgitter AG	1,108	161,807
SAP AG	25,236	1,124,953
Siemens AG	24,114	2,577,659
Solarworld AG	1,100	85,418
Suedzucker AG	1,682	32,131
ThyssenKrupp AG	10,318	510,533
TUI AG (a)	6,201	153,330
Volkswagen AG	4,867	731,428
Wincor Nixdorf AG	1,046	97,476

		28,037,332

Greece (0.66%)
Alpha Bank AE	10,829	342,842
Bank of Piraeus	6,097	211,762
Coca-Cola Hellenic Bottling	2,970	124,975
Cosmote Mobile Telecommunication	2,750	82,362
EFG Eurobank Ergasias	6,732	275,184
Folli-Follie SA	400	14,000
Greek Org of Football Prognostics SA	6,370	244,389
Hellenic Exchanges SA	1,570	36,031
Hellenic Petroleum SA	3,019	43,072
Hellenic Technodomiki Tev SA	3,096	45,494

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Hellenic Telecommunications Org. (a)	8,819	$241,272
Intracom SA (a)	2,430	12,984
Motor Oil (Hellas) Corinth Refineries SA	1,010	28,091
National Bank of Greece	10,788	572,123
Public Power Corp.	3,059	74,862
Technical Olympic SA	2,490	5,222
Titan Cement Co. SA	1,660	89,587
Viohalco, Hellenic Copper and Aluminum Industry SA	2,850	43,935

		2,488,187

Hong Kong (1.73%)
ASM Pacific Technology	6,000	35,400
Bank of East Asia Ltd.	42,005	244,337
BOC Hong Kong Holdings Ltd.	105,000	254,521
Cathay Pacific Airways Ltd.	30,000	76,329
Cheung Kong Holdings Ltd.	44,000	556,934
Cheung Kong Infrastructure	12,000	41,774
CLP Holdings Ltd.	51,283	374,441
Esprit Holdings Ltd.	28,000	328,432
Foxconn International Holdings Ltd. (a)	61,000	186,197
Giordano International Ltd.	44,000	21,399
Hang Lung Properties Ltd.	65,000	181,769
Hang Seng Bank Ltd.	21,774	309,325
Henderson Land Development Co. Ltd.	21,000	122,691
Hong Kong & China Gas Co. Ltd.	106,534	238,060
Hong Kong Electric	40,000	205,286
Hong Kong Exchange & Clearing	30,000	292,379
Hopewell Holdings	16,000	62,251
Hutchison Telecommunications International Ltd. (a)	38,000	77,036
Hutchison Whampoa Ltd.	61,210	588,716
Hysan Development Co.	17,000	46,234
Johnson Electric Holdings	44,716	29,702
Kerry Properties Ltd.	16,000	82,217
Kingboard Chemicals Holdings Co. Ltd.	16,000	67,268
Li & Fung Ltd.	63,000	197,946
Link REIT	60,000	144,366
Melco International Development Ltd.	21,000	37,788
MTR Corp.	40,000	100,134
New World Development	70,800	160,565
Orient Overseas International Ltd.	6,600	61,325
PCCW Ltd.	106,000	63,626
Shangri-La Asia Ltd.	38,271	94,728
Shui On Land Ltd. (a)	53,500	44,301
Shun Tak Holdings Ltd.	26,000	34,540
Sino Land Co. Ltd.	42,000	90,413
Solomon Systech International Ltd.	46,000	7,241
Sun Hung Kai Properties Ltd.	39,000	451,219
Swire Pacific Ltd. Class A	27,000	303,052
Techtronic Industries	33,500	40,388
Television Broadcasts Ltd.	8,000	50,016

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Texwinca Holdings Ltd.	18,000	$12,141
Wharf Holdings Ltd.	35,114	130,326
Wing Hang Bank Ltd.	5,500	67,716
Yue Yuen Industrial Holdings	19,000	64,440

		6,578,969

Ireland (0.85%)
Allied Irish Bank PLC	25,032	742,346
Bank of Ireland	27,794	599,627
C&C Group PLC	8,633	131,123
CRH PLC	15,344	655,913
DCC PLC	2,156	75,919
Elan Corp. PLC (a)	11,939	153,108
Grafton Group PLC (a)	6,064	91,132
Greencore Group PLC	4,782	29,385
IAWS Group PLC	2,956	68,709
Independent News & Media PLC	16,318	74,115
Irish Life & Permanent PLC	7,589	208,331
Kerry Group PLC Class A	3,805	105,724
Kingspan Group PLC	3,636	96,414
Paddy Power PLC	1,406	37,207
Ryanair Holdings PLC (a)	18,704	145,667
Total Produce PLC (a)	8,271	9,171

		3,223,891

Italy (3.79%)
Alleanza Assicurazioni	12,056	153,883
Arnoldo Mondadori Editore	3,562	37,210
Assicurazione Generali Itl	27,150	1,154,784
Autogrill SpA	3,779	72,391
Autostrade SpA	8,046	257,958
Banca Intesa	26,794	200,439
Banca Monte Dei Paschi Siena SpA	32,096	201,086
Banca Popolare di Verona SpA	10,569	328,257
Banche Popolari Unite SCRL	16,345	483,633
Banca Popolare di Milano SCRL	11,828	183,127
Benetton Group	1,758	28,463
Bulgari SpA	4,232	61,112
Capitalia SpA	48,740	440,468
Enel SpA	122,358	1,309,250
ENI SpA	73,636	2,396,212
Fiat SpA (a)	15,710	396,010
Finmeccanica SpA	8,476	254,873
Fondiaria-Sai SpA	1,993	91,505
Gruppo Editoriale L’Espresso	5,499	29,310
Intesa Sanpaolo	202,802	1,540,141
Italcementi SpA	2,020	60,498
Lottomatica SpA	1,528	60,868
Luxottica Group SpA	3,880	123,721
Mediaset SpA	22,348	243,157
Mediobanca SpA	13,878	309,044
Mediolanum SpA	7,055	57,206

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Pirelli & Co. SpA	76,738	$84,776
Seat Pagine Gaille	118,660	73,153
Snam Rete Gas	26,949	171,089
Telecom Italia RNC SpA	174,119	430,537
Telecom Italia SpA	308,185	878,956
Terna SpA	34,180	126,933
Tiscali SpA (a)	7,820	29,563
UniCredito Italiano SpA	222,809	2,120,681

		14,390,294

Japan (22.33%)
77 Bank Ltd.	10,000	65,258
ACCESS Co. Ltd. (a)	6	26,884
Acom Co. Ltd.	2,080	88,432
Aderans Co. Ltd.	900	21,843
Advantest Corp.	4,580	203,270
Aeon Co. Ltd.	18,200	362,950
Aeon Credit Service Co. Ltd.	2,400	40,448
Aiful Corp.	2,300	71,241
Aisin Seiki Co. Ltd.	5,500	192,761
Ajinomoto Co. Inc.	17,000	195,621
Alfresa Holdings Corp.	600	38,187
All Nippon Airways Co. Ltd.	19,000	74,652
Alps Electric Co. Ltd.	5,000	58,554
Amada Co. Ltd.	10,000	114,308
Amano Corp.	1,200	14,654
Aoyama Trading Co. Ltd.	1,600	50,781
ARRK Corp.	1,500	18,114
Asahi Breweries Ltd.	11,100	178,030
Asahi Glass Co. Ltd.	27,000	380,117
Asahi Kasei Corp.	35,000	254,837
Asatsu DK Inc.	800	25,255
ASICS Corp.	4,000	44,773
Astellas Pharma Inc.	15,451	666,082
Autobacs Seven Co. Ltd.	600	21,487
Bank of Fukuoka Ltd. (b)	17,000	137,194
Bank of Kyoto	7,000	80,372
Bank of Yokohama Ltd.	34,000	253,615
Benesse Corp.	1,900	70,621
Bridgestone Corp.	17,400	347,734
Canon Inc.	30,500	1,638,366
Canon Sales Co. Inc.	2,000	41,921
Casio Computer Co. Ltd.	6,200	135,743
Central Glass Co. Ltd.	6,000	40,580
Central Japan Railway Co.	44	500,339
Chiba Bank Ltd.	21,000	185,336
Chiyoda Corp.	4,000	87,746
Chubu Electric Power Co. Inc.	19,000	653,004
Chugai Pharmaceutical Co. Ltd.	8,000	202,308
Circle K Sunkus Co. Ltd.	1,100	20,536
Citizen Watch Co. Ltd.	10,300	96,672
Coca-Cola West Japan Co. Ltd.	1,200	26,018
Comsys Holdings Corp.	3,000	32,205

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Credit Saison Co. Ltd.	4,600	$151,460
CSK Corp.	1,900	79,650
Dai Nippon Printing Co. Ltd.	18,000	283,198
Daicel Chemical Industries	8,000	54,650
Daido Steel Co. Ltd.	10,000	64,919
DAIFUKU Co. Ltd.	2,000	28,988
Daiichi Sanyko Co. Ltd.	19,713	603,903
Daikin Industries Ltd.	6,700	233,113
Dainippon Ink & Chemical Inc.	18,000	71,487
Dainippon Screen Manufacturing Co. Ltd.	7,000	52,928
Daito Trust Construction Co. Ltd.	2,600	122,454
Daiwa House Industry Co. Ltd.	15,000	246,054
Daiwa Securities Group Inc.	36,000	434,725
Denki Kagaku Kogyo KK	14,000	65,580
Denso Corp.	13,900	516,650
Dentsu Inc.	52	145,621
Dowa Mining Co. Ltd.	6,000	60,998
eAccess Ltd.	34	22,592
East Japan Railway Co.	97	755,652
Ebara Corp.	9,000	42,693
EDION Corp.	1,900	26,523
Eisai Co. Ltd.	7,200	345,214
Electric Power Development	4,680	235,509
Elpida Memory Inc. (a)	2,700	104,710
Familymart Co. Ltd.	1,900	52,885
Fanuc Ltd.	5,000	465,462
Fast Retailing	1,500	116,471
Fuji Electric Holdings Co. Ltd.	15,000	69,628
Fuji Soft Inc.	800	23,829
Fuji Television Network Inc.	20	46,334
FUJIFILM Holdings Corp.	13,900	568,551
Fujikura Ltd.	11,000	77,571
Fujitsu Ltd.	54,000	359,725
Furukawa Electric Co. Ltd.	18,000	109,980
Glory Ltd.	1,600	31,161
Goodwill Group Inc.	36	28,350
Gunma Bank Ltd.	11,000	77,945
Gunze Ltd.	5,000	29,065
Hakuhodo DY Holdings Inc.	760	53,143
Hankyu Department Stores	5,000	46,419
Hankyu Hanshin Holdings Inc.	34,000	205,720
HASEKO Corp. (a)	21,000	76,629
Hikari Tsushin Inc.	600	27,342
Hino Motors Ltd.	8,000	42,634
Hirose Electric Co. Ltd.	900	108,223
Hitachi Cable Ltd.	4,000	22,777
Hitachi Capital Corp.	1,400	27,979
Hitachi Chemical Co. Ltd.	3,100	72,870
Hitachi Construction Machine	3,000	81,212
Hitachi High-Technologies Corp.	1,500	40,988
Hitachi Ltd.	95,000	736,847

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hokkaido Electric Power	4,900	$130,151
Hokuhoku Financial Group Inc.	36,000	124,033
Honda Motor Co. Ltd.	44,300	1,545,087
House Foods Corp.	2,200	37,525
Hoya Corp.	11,700	388,213
Ibiden Co. Ltd.	3,800	197,030
Index Corp.	30	15,631
INPEX Holdings Inc.	23	199,083
Isetan Co. Ltd.	5,000	87,194
Ishikawajima-Harima Heavy Industries Co. Ltd.	35,000	145,536
Ito En Ltd.	1,600	52,138
Itochu Corp.	43,000	426,205
Itochu Techno-Science Corp.	900	43,152
JAFCO Co. Ltd.	1,000	55,329
Japan Airlines Corp. (a)	23,000	47,819
Japan Prime Investment Corp.	11	48,354
Japan Real Estate Investment	11	145,621
Japan Retail Fund Investment	10	98,439
Japan Steel Works Ltd.	9,000	108,223
Japan Tobacco Inc.	130	638,747
JFE Holdings Inc.	15,800	934,538
JGC Corp.	6,000	98,472
Joyo Bank Ltd.	21,000	131,161
JS Group Corp.	7,500	162,615
JSR Corp.	5,000	115,411
JTEKT Corp.	5,100	89,371
Kajima Corp.	25,000	127,716
Kaken Pharmaceutical Co. Ltd.	2,000	16,276
Kamigumi Co. Ltd.	7,000	60,234
Kaneka Corp.	8,000	76,307
Kansai Electric Power	21,700	624,262
Kansai Paint Co. Ltd.	5,000	42,727
Kao Corp.	14,000	409,878
Katokichi Co. Ltd.	2,700	16,978
Kawasaki Heavy Industries Ltd.	37,000	156,679
Kawasaki Kisen Kaisha Ltd.	14,000	132,824
KDDI Corp.	69	550,993
Keihin Electric Express Railway	12,000	92,057
Keio Corp.	15,000	104,252
Keisei Electric Co.	8,000	51,663
Keyence Corp.	1,068	240,989
Kikkoman Corp.	4,000	51,256
Kinden Corp.	4,000	35,879
Kintetsu Corp.	45,000	141,675
Kirin Brewery Co. Ltd.	22,000	317,753
KK DaVinci Advisors (a)	31	33,147
Kobe Steel Ltd.	78,000	314,409
Kokuyo Co. Ltd.	2,100	27,783
Komatsu Ltd.	26,000	547,183
Komori Corp.	2,000	46,589
Konami Corp.	2,600	69,501
Konica Minolta Holdings Inc.	14,000	183,910

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kose Corp.	880	$25,988
Kubota Corp.	31,000	271,750
Kuraray Co. Ltd.	10,000	108,028
Kurita Water Industries Ltd.	3,000	72,556
Kyocera Corp.	4,600	433,690
Kyowa Hakko Kogyo Co. Ltd.	10,000	92,498
Kyushu Electric Power	11,000	312,712
Lawson Inc.	1,600	61,507
Leopalace21 Corp.	3,600	119,145
Mabuchi Motor Co. Ltd.	800	49,491
Makita Corp.	3,000	111,253
Marubeni Corp.	42,000	255,193
Marui Co. Ltd.	8,100	99,325
Matsui Securities Co. Ltd.	3,000	26,298
Matsumotokiyoshi Co. Ltd.	1,000	22,912
Matsushita Electric Industries	56,000	1,128,649
Matsushita Electric Works	9,114	104,489
Mediceo Paltac Holdings Co. Ltd.	4,900	93,351
Meiji Dairies Corp.	7,000	54,947
Meiji Seika Kaisha Ltd.	9,000	41,777
Meitec Corp.	1,000	32,247
Millea Holdings Inc.	20,600	762,186
Minebea Co. Ltd.	10,000	61,948
Mitsubishi Chemical Holdings Corp.	33,500	285,137
Mitsubishi Corp.	38,500	893,563
Mitsubishi Electric Corp.	55,000	566,616
Mitsubishi Estate Co. Ltd.	33,000	1,083,758
Mitsubishi Gas Chem Co.	11,000	105,482
Mitsubishi Heavy Industries Ltd.	92,000	594,908
Mitsubishi Logistics Corp.	3,000	51,044
Mitsubishi Materials Corp.	27,000	128,080
Mitsubishi Rayon Co. Ltd.	15,000	99,924
Mitsubishi UFJ Financial Group Inc.	246	2,776,477
Mitsubishi UFJ Securities Co. Ltd.	8,000	91,378
Mitsui & Co. Ltd.	44,000	821,453
Mitsui Chemicals Inc.	19,000	166,073
Mitsui Engineering & Shipbuilding	19,000	80,457
Mitsui Fudosan Co. Ltd.	24,000	704,684
Mitsui Mining & Smelting Co.	17,000	93,338
Mitsui OSK Lines Ltd.	31,000	344,094
Mitsui Sumitomo Insurance Co.	35,000	439,282
Mitsui Trust Holding Inc.	17,000	167,634
Mitsukoshi Ltd.	12,000	55,092
Mitsumi Electric Co. Ltd.	1,600	52,953
Mizuho Financial Group Inc.	271	1,745,494
Murata Manufacturing Co. Ltd.	5,800	423,286
Namco Bandai Holdings Inc.	6,000	93,635
NEC Corp.	58,000	311,066
NEC Electronics Corp. (a)	1,000	24,185
Net One Systems Co. Ltd.	13	15,445
NGK Insulators Ltd.	8,000	164,969
NGK Spark Plug Co. Ltd.	5,000	93,559
NHK Spring Co. Ltd.	4,000	40,156

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nichirei Corp.	8,000	$46,775
Nidec Corp.	3,000	193,483
Nikko Cordial Corp.	23,500	335,629
Nikon Corp.	8,000	168,703
Nintendo Co. Ltd.	2,800	813,815
Nippon Building Fund Inc.	13	215,122
Nippon Electric Glass Co. Ltd.	9,000	157,714
Nippon Express Co. Ltd.	22,000	137,967
Nippon Kayaku Co. Ltd.	3,000	24,771
Nippon Light Metal Co. Ltd.	15,000	42,515
Nippon Meat Packers Inc.	5,000	61,142
Nippon Mining Holdings Inc.	25,000	215,759
Nippon Oil Corp.	35,000	283,944
Nippon Paper Group Inc.	25	88,892
Nippon Sheet Glass Co. Ltd.	10,000	52,444
Nippon Shokubai Co. Ltd.	3,000	32,383
Nippon Steel Corp.	174,000	1,222,607
Nippon Telegraph & Telephone Corp.	148	782,451
Nippon Yusen Kabushiki Kaish	30,000	240,580
Nishi-Nippon City Bank Ltd.	16,000	71,012
Nishimatsu Construction Co.	7,000	22,632
Nissan Chemical Industries	5,000	64,579
Nissan Motor Co. Ltd.	64,100	687,019
Nisshin Seifun Group Inc.	4,500	45,787
Nisshin Steel Co. Ltd.	26,000	112,084
Nisshinbo Industries Inc.	5,000	62,670
Nissin Food Products Co. Ltd.	2,600	95,316
Nitori Co. Ltd.	900	44,756
Nitto Denko Corp.	4,700	220,562
NOK Corp.	3,100	52,745
Nomura Holdings Inc.	50,300	1,047,917
Nomura Real Estate Office Fund Inc.	7	89,698
Nomura Research Institute	3,000	88,340
NSK Ltd.	13,000	123,999
NTN Corp.	12,000	103,870
NTT Data Corp.	35	177,911
NTT DoCoMo Inc.	531	982,332
NTT Urban Development Corp.	35	81,976
Obayashi Corp.	18,000	116,090
OBIC Co. Ltd.	200	39,562
Odakyu Electric Railway Co.	18,000	131,517
Oji Paper Co. Ltd.	21,000	111,380
Oki Electric Industries Co. Ltd. (a)	16,000	30,821
OKUMA Corp.	4,000	46,775
Okumura Corp.	5,000	27,410
Olympus Corp.	7,000	239,392
Omron Corp.	6,500	174,856
Onward Kashiyama Co. Ltd.	4,000	55,635
Oracle Corp.	900	43,304
Oriental Land Co. Ltd.	1,400	83,282
Orix Corp.	2,580	672,149
Osaka Gas Co. Ltd.	57,000	221,054
OSG Corp.	2,000	30,312

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
OTSUKA Corp.	400	$38,289
Park24 Co. Ltd.	2,400	32,281
Pioneer Corp.	4,400	57,502
Promise Co. Ltd.	2,500	94,196
QP Corp.	3,000	27,215
Rakuten Inc.	185	88,073
Resona Holdings Inc.	131	352,402
Ricoh Co. Ltd.	19,000	428,080
Rinnai Corp.	900	23,982
Rohm Co. Ltd.	3,100	281,220
Round One Corp.	12	24,236
Ryohin Keikaku Co. Ltd.	700	44,255
Sanken Electric Co. Ltd.	3,000	31,466
Sankyo Co. Ltd.	1,400	61,541
Santen Pharmaceutical Co. Ltd.	2,100	53,997
Sanwa Shutter Corp.	6,000	37,373
Sanyo Electric Co. Ltd. (a)	44,000	75,051
Sapporo Breweries	7,000	49,245
Sapporo Hokuyo Holdings Inc.	8	80,109
SBI E*Trade Securities Co. Ltd.	42	53,462
SBI Holdings Inc.	257	97,487
Secom Co. Ltd.	6,000	278,513
Sega Sammy Holdings Inc.	5,068	118,271
Seiko Epson Corp.	3,700	108,953
Seino Holdings Co. Ltd.	4,000	37,780
Sekisui Chemical	14,000	111,558
Sekisui House Ltd.	15,000	233,452
Seven & I Holdings Co. Ltd.	23,240	708,007
SFCG Co. Ltd.	160	28,540
Sharp Corp.	29,000	558,639
Shimachu Co. Ltd.	1,500	44,425
Shimamura Co. Ltd.	600	65,988
Shimano Inc.	2,200	67,957
Shimizu Corp.	17,000	104,302
Shin-Etsu Chemical Co. Ltd.	11,100	677,266
Shinko Electric Industries Co. Ltd.	1,900	42,889
Shinko Securities Co. Ltd.	13,000	65,860
Shinsei Bank Ltd.	38,000	182,196
Shionogi & Co. Ltd.	9,000	161,914
Shiseido Co. Ltd.	10,000	203,242
Shizuoka Bank Ltd.	17,000	181,051
Showa Denko K.K.	31,000	116,539
Showa Shell Sekiyu K.K.	5,200	63,676
SMC Corp.	1,600	214,664
Softbank Corp.	21,100	542,541
Sojitz Corp. (a)	20,400	85,000
Sompo Japan Insurance Inc.	24,000	299,185
Sony Corp.	28,600	1,453,785
Stanley Electric Co. Ltd.	4,400	89,426
SUMCO Corp.	2,600	108,113
Sumitomo Bakelite Co. Ltd.	5,000	36,151
Sumitomo Chemical Co. Ltd.	42,000	317,210
Sumitomo Corp.	30,000	539,715

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Electric Industries	20,600	$313,265
Sumitomo Heavy Industries	17,000	169,365
Sumitomo Metal Industries Ltd.	116,000	599,491
Sumitomo Metal Mining Co. Ltd.	15,000	289,588
Sumitomo Mitsui Financial Group Inc.	187	1,697,980
Sumitomo Osaka Cement Co. Ltd.	11,000	33,045
Sumitomo Realty & Development Co. Ltd.	11,000	417,261
Sumitomo Rubber Industries	4,900	53,682
Sumitomo Titanium Corp.	600	66,650
Sumitomo Trust & Banking	36,000	375,458
Suruga Bank Ltd.	6,000	78,208
Suzuken Co. Ltd.	2,040	72,363
T&D Holdings Inc.	6,700	462,245
Taiheiyo Cement Corp.	26,000	114,952
Taisei Corp.	28,000	103,836
Taisho Pharmaceutical Co. Ltd.	5,000	91,650
Taiyo Nippon Sanso Corp.	8,000	72,234
Taiyo Yuden Co. Ltd.	3,000	62,500
Takara Holdings Inc.	5,000	35,302
Takashimaya Co. Ltd.	8,000	98,506
Takeda Pharmaceutical Co. Ltd.	25,400	1,666,174
Takefuji Corp.	3,100	124,431
Tanabe Seiyaku Co. Ltd.	6,000	81,619
TDK Corp.	3,700	320,893
Teijin Ltd.	23,000	129,795
Terumo Corp.	4,700	183,070
The Daimaru Inc.	6,000	77,749
THK Co. Ltd.	3,500	82,421
TIS Inc.	1,000	23,761
Tobu Railway Co. Ltd.	24,000	115,275
Toda Corp.	6,000	28,717
Toho Co. Ltd.	3,800	74,168
Toho Titanium Co. Ltd.	900	44,068
Tohoku Electric Power	12,300	312,093
Tokai Rika Co. Ltd.	1,700	40,322
Tokuyama Corp.	7,000	122,369
Tokyo Broadcasting System	1,000	36,999
Tokyo Electric Power Co.	34,700	1,186,702
Tokyo Electron Ltd.	4,700	328,649
Tokyo Gas Co. Ltd.	64,000	356,823
Tokyo Seimitsu Co. Ltd.	900	30,550
Tokyo Steel Mfg. Co. Ltd.	3,000	44,196
Tokyo Style Co. Ltd.	2,000	21,894
Tokyo Tatemono Co. Ltd.	8,000	120,706
Tokyu Corp.	31,000	241,497
Tokyu Land Corp.	12,000	136,762
TonenGeneral Sekiyu KK	9,000	100,509
Toppan Printing Co. Ltd.	16,000	167,006
Toray Industries Inc.	38,000	274,745
Toshiba Corp.	83,000	554,319
Tosoh Corp.	14,000	72,115
Toto Ltd.	9,000	90,199

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyo Seikan Kaisha Ltd.	4,600	$92,710
Toyo Suisan Kaisha Ltd.	3,000	59,063
Toyobo Co. Ltd.	17,000	50,636
Toyoda Gosei Co. Ltd.	2,000	47,267
Toyota Industries Corp.	5,500	260,438
Toyota Motor Corp.	82,000	5,253,734
Toyota Tsusho Corp.	5,500	140,487
Trend Micro Inc.	3,000	81,976
UBE Industries Ltd.	25,000	79,345
Uni-Charm Corp.	1,200	75,967
Uniden Corp.	2,000	15,513
UNY Co. Ltd.	5,000	68,610
Ushio Inc.	3,000	57,918
USS Co. Ltd.	710	46,333
Wacoal Corp.	3,000	38,009
West Japan Railway Co.	48	221,589
Yahoo! Japan Corp.	432	149,022
Yakult Honsha Co. Ltd.	3,200	81,738
Yamada Denki Co. Ltd.	2,390	222,693
Yamaha Corp.	5,100	113,824
Yamaha Motor Co. Ltd.	5,500	154,022
Yamato Holdings Co. Ltd.	11,000	177,359
Yamazaki Baking Co. Ltd.	3,000	27,368
Yaskawa Electric Corp.	6,000	70,876
Yokogawa Electric Corp.	6,000	91,955
Zeon Corp.	5,000	51,638

		84,822,997

Netherlands (3.81%)
ABN AMRO Holdings NV	51,827	2,230,690
Aegon NV	41,054	818,242
Akzo Nobel NV	7,693	584,230
Arcelor Mittal	22,528	1,196,840
ASML Holding NV (a)	13,963	344,884
Buhrmann NV	3,065	41,271
Corio NV	1,172	106,478
Fugro NV	1,585	80,458
Getronics NV	3,414	31,058
Hagemeyer NV (a)	15,589	74,135
Heineken NV	6,931	362,574
ING Groep NV	53,392	2,257,395
Koninklijke Ahold NV (a)	44,041	514,781
Koninklijke DSM NV	4,280	191,763
Koninklijke KPN NV	54,804	853,628
Koninklijke Numico NV (a)	4,932	254,379
OCE NV	2,286	41,898
Philips Electronics NV	33,366	1,274,313
Randstad Holding NV (a)	1,345	104,317
Reed Elsevier NV	20,378	360,419
Rodamco Europe NV	1,495	207,798
SBM Offshore NV	3,900	140,613
TNT NV	11,852	543,530

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Unilever NV-CVA	48,606	$1,415,481
Vedior NV-CVA	4,907	108,944
Wereldhave NV	663	102,073
Wolters Kluwer - CVA	8,109	243,296

		14,485,488

New Zealand (0.15%)
Auckland International Airport	37,656	64,828
Contact Energy Ltd.	8,708	57,291
Fisher & Paykel Appliances Class H	6,917	18,134
Fisher & Paykel Healthcare Class C	13,842	35,894
Fletcher Building Ltd.	12,305	96,691
Kiwi Income Property Trust	13,307	15,685
Sky City Entertainment Group	11,695	39,015
Sky Network Television Ltd.	3,770	14,650
Telecom Corp. of New Zealand	55,573	187,774
The Warehouse Group Ltd.	6,267	30,219
Tower Ltd. (a)	4,743	7,623
Vector Ltd.	3,324	7,076

		574,880

Norway (0.95%)
Acergy SA (a)	5,345	114,097
Aker Kvaerner ASA	4,060	91,509
Det Norske Oljeselskap (DNO) ASA (a)	24,000	43,157
DNB NOR ASA	19,036	268,708
Frontline Ltd.	1,500	53,304
Marine Harvest (a)	70,946	83,338
Norsk Hydro ASA	20,508	679,855
Norske Skogindustrier ASA	4,521	77,355
Ocean Rig ASA (a)	5,300	36,186
Orkla AS Class A	5,298	373,491
Petroleum Geo-Services (a)	4,986	130,222
Prosafe ASA	5,735	87,747
Schibsted ASA	1,284	56,613
SeaDrill Ltd. (a)	6,200	102,002
Ship Finance International Ltd.	161	4,416
Statoil ASA	18,814	512,268
Stolt-Nielsen SA	1,018	30,314
Storebrand ASA	6,883	110,295
Tandberg ASA	3,586	74,926
Telenor ASA	22,252	395,376
TGS Nopec Geophysical Co. ASA (a)	2,600	60,099
Tomra Systems ASA	5,858	42,164
Yara International ASA	5,889	162,526

		3,589,968

Portugal (0.35%)
Banco BPI SA	10,426	90,529
Banco Comercial Portugues-R	61,545	222,802
Banco Espirito Santo	5,669	108,217
Brisa-Auto Estradas de Portugal SA	8,564	112,343

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
Cimpor-Cimentos De Portugal	6,758	$56,694
Energias De Portugal SA	55,925	300,324
Jeronimo Martins	1,113	28,992
Portugal Telecom SGPS SA	22,585	302,607
PT Multimedia Servicos	2,826	41,904
Sonae Industria SGPS SA (a)	1,818	22,416
Sonae SGPS SA	26,818	60,544

		1,347,372

Singapore (1.02%)
Allgreen Properties Ltd.	21,000	24,223
Ascendas Real Estate Investment Trust	28,000	44,109
Capitacommercial Trust	28,000	51,307
Capitaland Ltd.	36,128	190,505
Capitamall Trust	19,000	47,088
Chartered Semiconductor Mfg. Ltd. (a)	30,600	29,246
City Developments Ltd.	15,031	144,648
Comfortdelgro Corp. Ltd.	46,000	60,337
Cosco Corp. Singapore Ltd.	26,000	49,184
Creative Technology Ltd.	1,500	9,640
DBS Group Holdings Ltd.	32,445	457,649
Fraser and Neave Ltd.	26,500	89,082
Haw Par Corp. Ltd.	3,374	16,012
Jardine Cycle & Carriage Ltd.	4,015	31,492
Keppel Corp. Ltd.	16,001	200,388
Keppel Land Ltd.	9,000	56,356
Neptune Orient Lines Ltd.	13,000	27,763
Noble Group Ltd.	25,000	24,717
Olam International Ltd.	19,000	38,322
Oversea-Chinese Banking Corp.	70,000	415,252
Parkway Holdings Ltd.	23,100	49,941
Sembcorp Industries Ltd.	22,200	74,627
Sembcorp Marine Ltd.	13,000	30,162
Singapore Airlines Ltd.	15,000	164,124
Singapore Exchange Ltd.	25,000	107,933
Singapore Land Ltd.	6,000	41,921
Singapore Petroleum Co. Ltd.	4,000	12,761
Singapore Post Ltd.	38,000	27,802
Singapore Press Holdings Ltd.	44,200	128,188
Singapore Technologies Engineering	34,381	75,236
Singapore Telecommunications	202,150	437,038
SMRT Corp. Ltd.	28,000	27,499
Stats Chippac Ltd. (a)	36,000	43,186
Suntec REIT	28,000	36,542
United Overseas Bank Ltd.	32,616	451,462
United Overseas Land Ltd.	12,461	41,888
Venture Corp. Ltd.	6,397	61,560
Want Want Holdings Ltd.	13,000	25,350
Wing Tai Holdings Ltd.	14,000	29,344

		3,873,884

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (4.04%)
Abertis Infraestructuras SA	6,713	$215,670
Acerinox SA	5,152	131,108
Acciona SA	801	173,503
ACS Actividades de Cons Y Serv	7,179	435,869
Aguas de Barcelona SA	1,669	59,417
Aguas De Barcelona SA New (a) (b)	16	571
Altadis SA	7,304	469,021
Antena 3 de Television SA	2,372	53,043
Banco Bilbao Vizcaya Argentaria SA	100,974	2,479,207
Banco Popular Espanol	24,475	504,810
Banco Santander Central Hispano SA	168,876	3,013,922
Cintra Concesiones De Infrae	5,768	108,020
Ebro Puleva SA	2,485	58,657
Endesa SA	21,175	1,145,042
Fomento De Construct Y Contra	1,379	141,752
Gamesa Corp Technologica	4,907	177,641
Gas Natural SDG SA	5,124	240,598
Grupo Ferrovial	1,726	174,655
Iberdrola SA	21,775	1,029,429
Iberia (Lineas Aer De Espana)	12,205	65,053
Inditex	6,268	389,601
Indra Sistemas SA	3,438	86,663
Mapfre SA	14,625	75,021
NH Hoteles SA	2,871	65,621
Promotora De Infom SA	2,292	51,132
Repsol YPF SA	22,604	762,136
Sacyr Vallehermoso SA	2,839	159,057
Sogecable (a)	1,287	53,400
Telefonica SA	127,066	2,800,728
Union Fenosa SA	3,305	178,233
Zeltia SA (a)	4,768	43,311

		15,341,891

Sweden (2.63%)
Alfa Laval AB	2,743	142,202
ASSA ABLOY AB Class B	8,948	205,670
Atlas Copco AB Class A	9,459	314,271
Atlas Copco AB Class B	6,060	193,096
Axfood AB	853	33,715
Billerud Aktiebolag	1,194	17,911
Boliden AB	8,439	186,115
Castellum AB	3,916	56,642
D. Carnegie & Co. AB	1,887	39,252
Electrolux AB Series B	7,753	196,523
Elekta AB Class B	2,505	45,111
Eniro AB	4,693	59,311
Ericsson LM Class B	423,455	1,558,514
Fabege AB	2,719	68,337
Fabege AB Redemption Rights (a) (b)	2,719	6,367
Getinge AB Class B	4,985	113,510
Hennes & Mauritz AB Class B	13,578	781,686

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Hoganas AB Class B	736	$18,656
Holmen AB Class B	1,501	61,800
Husqvarna AB Class B (a)	7,753	127,962
Kungsleden AB	3,900	70,094
Lundin Petroleum AB (a)	5,750	68,141
Modern Times Group MTG AB Class B (a)	1,492	87,283
Nobia AB	1,404	57,505
Nordea Bank AB	59,546	950,819
OMX AB (a)	2,116	44,015
Oriflame Cosmetics SA	1,050	40,449
Sandvik AB (a)	28,452	505,248
SAS AB (a)	2,285	41,968
Scania AB Class B	2,814	220,839
Securitas AB Class B (a)	8,524	130,006
Securitas Direct AB Class B (a)	8,524	23,682
Securitas Systems AB Class B (a)	8,524	29,663
Skandinaviska Enskilda Bank Class A	13,526	432,930
Skanska AB Class B	10,525	234,381
SKF AB Class B	11,481	238,818
SSAB Svenskt Stal AB Series A	4,584	141,469
SSAB Svenskt Stal AB Series B	1,956	56,163
Svenska Cellulosa AB Class B	5,329	285,422
Svenska Handelsbanken	14,389	427,582
Swedish Match AB	8,415	150,337
Tele2 AB Class B	9,230	151,348
Telelogic AB (a)	6,418	12,178
TeliaSonera AB	57,558	496,630
Trelleborg AB Class B	2,394	62,226
Volvo AB Class A	2,774	238,754
Volvo AB Class B	6,232	524,778
Wihlborgs Fastigheter AB	1,330	28,570

		9,977,949

Switzerland (6.75%)
ABB Ltd.	59,044	1,010,670
Adecco SA	3,841	243,865
Ciba Specialty Chemicals AG	2,013	132,610
Clariant AG (a)	6,575	112,816
Compagnie Financiere Richemont AG Class A	14,936	835,206
Credit Suisse Group	32,774	2,351,885
Geberit AG Reg	112	172,357
Givaudan	178	164,648
Holcim Ltd.	5,680	568,865
Kudelski SA Bearer	1,008	35,504
Kuehne & Nagel International AG	1,535	126,259
Kuoni Reisen Holding (a)	78	46,794
Logitech International SA (a)	4,888	135,761
Lonza Group AG	1,044	100,349
Micronas Semiconductor (a)	1,010	20,904

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	11,380	4,432,033
Nobel Biocare Holding AG (a)	666	242,800
Novartis AG	66,187	3,796,432
OC Oerlikon Corp. AG (a)	184	111,749
Phonak Holding AG	1,309	100,183
PSP Swiss Property AG (a)	1,255	76,427
Rieter Holding AG	136	67,768
Roche Holding AG	20,016	3,541,489
Schindler Holding AG	1,560	95,001
SGS SA	120	143,291
Straumann Holding AG	224	64,242
Sulzer AG	107	150,310
Swiss Reinsurance	9,668	883,140
Swisscom AG	571	206,404
Syngenta AG (a)	3,038	581,274
Synthes Inc. (a)	1,342	165,658
The Swatch Group AG	1,683	89,957
The Swatch Group AG Class B	971	256,704
UBS AG	56,849	3,377,770
Zurich Financial Services	4,135	1,193,557

		25,634,682

United Kingdom (23.00%)
3I Group PLC	13,887	310,441
Aegis Group PLC	27,692	81,741
Aggreko PLC	7,557	75,545
Alliance Boots PLC	24,050	485,810
AMEC PLC	9,756	101,751
Amvescap PLC	21,079	232,290
Anglo American PLC	40,386	2,127,508
ARM Holdings PLC	39,814	104,986
Arriva PLC	6,186	90,568
AstraZeneca PLC	43,635	2,347,607
Aviva PLC	72,376	1,066,052
BAE Systems PLC	92,030	833,066
Balfour Beatty PLC	11,946	112,133
Barclays PLC	185,273	2,628,690
Barratt Developments PLC	6,776	147,342
BBA Aviation PLC	11,914	65,880
Bellway PLC	3,184	99,624
BG Group PLC	96,921	1,398,022
BHP Billiton PLC	67,754	1,510,626
Biffa PLC	9,855	66,712
Bovis Homes Group PLC	3,401	77,099
BP PLC	554,022	6,018,082
British Airways PLC (a)	15,321	146,526
British American Tobacco PLC	44,432	1,389,350
British Land Co. PLC	14,703	442,101
British Sky Broadcasting PLC	33,808	375,224
Brixton PLC	6,836	68,405
BT Group PLC	238,500	1,425,597
Bunzl PLC	9,724	137,583

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Burberry Group PLC	13,665	175,596
Cadbury Schweppes PLC	59,360	761,611
Capita Group PLC	18,672	250,776
Carnival PLC	4,845	233,493
Carphone Warehouse PLC	10,723	58,398
Cattles PLC	9,132	73,589
Centrica PLC	103,198	784,897
Charter PLC (a)	4,587	80,110
Close Brothers Group PLC	3,443	68,634
Cobham PLC	31,040	128,272
Collins Stewart PLC (a)	6,126	30,680
Compass Group PLC	60,741	406,399
Cookson Group PLC	5,722	69,981
Corus Group PLC	25,082	299,601
CSR PLC (a)	3,553	45,516
Daily Mail & General Trust NV	8,451	135,038
De La Rue PLC	4,638	65,253
Diageo PLC	77,486	1,569,790
DSG International PLC	55,280	184,931
Electrocomponents PLC	13,264	75,564
EMAP PLC	6,223	92,640
EMI Group PLC	22,028	98,616
Enterprise Inns PLC	16,856	221,742
Experian Group Ltd.	29,139	335,733
First Choice Holidays PLC	13,633	77,130
FirstGroup PLC	11,683	152,771
FKI PLC	14,846	33,962
Friends Provident PLC	49,951	189,220
Galiform PLC (a)	17,686	54,206
Gallaher Group PLC	18,708	417,109
GKN PLC	20,220	151,799
GlaxoSmithKline PLC	163,948	4,507,072
Great Portland Estates	4,679	71,451
Group 4 Securicor PLC	32,208	127,395
Hammerson PLC	8,306	283,258
Hanson PLC	21,009	337,975
Hays PLC	44,196	136,327
HBOS PLC	106,914	2,202,791
HMV Group PLC	10,940	23,789
Home Retail Group	24,878	217,365
HSBC Holdings PLC	329,566	5,768,732
ICAP PLC	13,866	144,753
IMI PLC	9,589	109,444
Imperial Chemical Industries PLC	34,241	336,906
Imperial Tobacco Group PLC	19,253	861,930
Inchcape PLC	13,002	145,968
InterContinental Hotels Group PLC	10,712	264,760
International Power PLC	42,307	330,101
Intertek Group PLC	4,333	77,294
Invensys PLC (a)	21,360	122,107
Investec PLC	9,455	122,428
ITV PLC	116,811	250,555

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Johnson Matthey PLC	6,371	197,586
Kelda Group PLC	10,762	198,650
Kesa Electricals PLC	15,494	103,361
Kingfisher PLC	66,462	363,916
Ladbrokes PLC	17,309	137,098
Land Securities Group PLC	13,452	566,490
Legal and General Group PLC	186,027	582,056
Liberty International PLC	7,551	185,295
Lloyds TSB Group PLC	159,726	1,760,174
LogicaCMG PLC	42,236	147,943
London Stock Exchange Group	4,510	111,115
Man Group PLC	50,436	550,840
Marks & Spencer Group PLC	47,889	637,523
Meggitt PLC	12,910	75,834
Meggitt PLC Rights NP (a)	6,455	12,607
Michael Page International PLC	10,184	107,317
Misys PLC	15,108	70,981
National Express Group PLC	4,162	103,360
National Grid PLC	76,998	1,208,376
Next PLC	6,640	293,866
Old Mutual PLC	148,981	481,096
PartyGaming PLC (a)	29,461	30,002
Pearson PLC	22,945	393,728
Persimmon PLC	7,881	218,051
Premier Farnell PLC	9,371	37,665
Provident Financial PLC	7,546	119,389
Prudential PLC	69,255	977,834
Punch Taverns PLC	7,142	175,258
Rank Group PLC	12,247	49,225
Reckitt Benckiser PLC	17,332	902,465
Reed Elsevier PLC	36,492	436,251
Rentokil Intial PLC	51,130	164,004
Resolution PLC	19,449	237,482
Reuters Group PLC	36,713	336,665
Rexam PLC	16,028	173,474
Rio Tinto PLC	29,239	1,669,752
Rolls Royce Group (a)	50,106	487,342
Rolls Royce Group Class B Future Entitlements (a) (b)	2,966,275	—
Royal Bank of Scotland Group	90,020	3,514,574
Royal Dutch Shell PLC Class A	105,493	3,510,421
Royal Dutch Shell PLC Class B	78,627	2,616,419
SABMiller PLC	25,720	564,336
Sage Group PLC	35,706	181,457
Sainsbury	41,658	450,462
Schroders PLC	3,763	93,896
Scottish & Newcastle PLC	22,809	269,981
Scottish & Southern Energy PLC	24,329	737,766
Scottish Power PLC	42,092	662,646
Serco Group PLC	12,989	117,578
Severn Trent PLC	6,570	185,399
Signet Group PLC	48,078	118,736
Slough Estates PLC	13,321	205,516

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Smith & Nephew PLC	26,701	339,431
Smiths Group PLC	15,985	323,369
SSL International PLC	5,753	45,312
Stagecoach Group	23,953	84,845
Standard Life PLC	58,968	366,687
Tate & Lyle PLC	13,646	154,406
Taylor Woodrow PLC	16,699	160,855
Tesco PLC	225,384	1,970,346
The Berkeley Group Holdings PLC (a)	2,941	91,210
The Davis Service Group PLC	4,720	54,104
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	119,600
Travis Perkins PLC	3,101	122,778
Trinity Mirror PLC	8,304	86,934
Tullett Prebon PLC (a)	6,126	58,226
Unilever PLC	35,214	1,060,920
United Business Media PLC	7,128	111,233
United Utilities PLC	24,914	370,399
Vodafone Group PLC	1,500,015	3,999,695
Whitbread PLC	5,502	204,308
William Hill PLC	10,064	125,956
Wimpey (George) PLC	10,939	136,800
Wolseley PLC	18,802	440,664
WPP Group PLC	34,077	516,350
Xstrata PLC	17,496	899,299
Yell Group PLC	21,540	253,477

		87,362,281

Total Common Stocks
(cost $253,682,086)		376,654,894

Preferred Stocks (0.32%)
Germany (0.29%)
Henkel KGaA	1,703	251,769
Porsche AG PFD	223	340,711
ProSiebenSat.1 Media AG	2,408	85,018
RWE AG-Non Voting PFD	1,153	114,516
Volkswagen AG PFD	3,066	315,493

		1,107,507

Italy (0.03%)
Compagnia Assicuratrice Unipol SpA	25,461	93,023

Total Preferred Stocks
(cost $498,692)		1,200,530

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.04%)
Investors Bank & Trust Repurchase Agreement, (c) 4.900%, agreement date 03/30/2007, to be repurchased at $159,566 on 04/02/2007	$159,501	$159,501

Total Repurchase Agreement		159,501

(cost $159,501)
TOTAL INVESTMENTS (99.52%)		378,014,925
(cost $254,340,279)
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.48%)		1,811,677

NET ASSETS (100.0%)		$379,826,602

(a)	Non-income producing security.

(b)	Securities valued at fair value.

(c)	Repurchase agreement is fully collateralized by U.S. Treasury securities with a coupon rate of 3.375%, a maturity date of February 15, 2008, and a market value of $162,691 as of March 31, 2007.

(d)	At March 31, 2007, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

INTERNATIONAL EQUITY INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$130,129,075	34.42
British Pound	87,362,281	23.11
Japanese Yen	84,822,997	22.44
Swiss Franc	25,634,682	6.78
Australian Dollar	22,070,989	5.84
Swedish Krona	9,977,949	2.64
Hong Kong Dollar	6,578,969	1.74
Singapore Dollar	3,848,534	1.02
Norwegian Krone	3,589,968	0.95
Danish Krone	3,239,750	0.86
New Zealand Dollar	574,880	0.15
United States Dollar	184,851	0.05

Total Investments	378,014,925	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$111,026,258	29.23
Consumer Discretionary	45,421,471	11.96
Industrials	43,849,080	11.54
Materials	33,618,526	8.85
Consumer Staples	30,825,218	8.12
Energy	25,885,547	6.81
Health Care	25,623,756	6.75
Utilities	21,154,418	5.57
Information Technology	20,396,180	5.37
Telecommunication Services	20,054,970	5.28

Total Stocks	377,855,424	99.48
Repurchase Agreement	159,501	0.04
Cash and Other Assets, Net of Liabilities	1,811,677	0.48

Net Assets	$379,826,602	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Registered Investment Companies (99.81%)
State Farm Variable Product Trust Bond Fund (37.61%) (a)	3,657,049	$36,424,211
State Farm Variable Product Trust Large Cap Equity Index Fund (62.20%) (a)	4,168,330	60,232,372

Total Registered Investment Companies		96,656,583

(cost $89,919,012)
TOTAL INVESTMENTS (99.81%)		96,656,583
(cost $89,919,012)
OTHER ASSETS, NET OF LIABILITIES (0.19%)		185,814

NET ASSETS (100.00%)		$96,842,397

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (76.77%)
Aerospace/Defense (1.03%)
TRW Inc.
6.730%, 07/11/2007	$900,000 $	902,912
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	977,427

		1,880,339

Agriculture, Foods, & Beverage (5.57%)
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,000,000
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	968,926
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	974,182
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,055,775
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,012,084
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,047,711
Hershey Co.
5.300%, 09/01/2011	500,000	504,467
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,056,338
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,012,195
Hershey Co.
5.450%, 09/01/2016	500,000	501,798
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,002,846

		10,136,322

Automotive (2.19%)
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,500,029
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	988,026
7.375%, 02/01/2011	1,000,000	983,533
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	510,754

		3,982,342

Banks (6.29%)
Bank One Corp.
2.625%, 06/30/2008	1,000,000	969,717
Bank of New York
5.050%, 03/03/2009	500,000	497,258
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	978,350
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,463,481
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	497,214

	Principal
	amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York
4.950%, 01/14/2011	$1,000,000	$997,421
Wachovia Corp.
5.350%, 03/15/2011	500,000	505,870
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,014,592
Royal Bank of Canada
5.650%, 07/20/2011	500,000	512,593
Bank of America Corp.
5.375%, 08/15/2011	500,000	505,710
Wachovia Corp.
5.700%, 08/01/2013	500,000	513,546
US Bank NA
4.950%, 10/30/2014	500,000	488,058
Fifth Third Bank
4.750%, 02/01/2015	500,000	477,603
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	485,903
Wachovia Bank NA
5.600%, 03/15/2016	500,000	503,478
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	513,191
Bank of America NA
6.000%, 06/15/2016	500,000	521,584

		11,445,569

Building Materials & Construction (2.99%)
Lafarge SA
6.150%, 07/15/2011	500,000	515,671
CRH America Inc.
5.625%, 09/30/2011	500,000	505,618
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	980,984
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	957,604
Masco Corp.
4.800%, 06/15/2015	500,000	459,071
Hanson PLC
6.125%, 08/15/2016	500,000	512,660
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,013,701
Masco Corp.
5.850%, 03/15/2017	500,000	491,853

		5,437,162

Chemicals (3.29%)
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,006,937
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,065,000
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	966,693

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	$1,000,000	$944,307
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,001,809

		5,984,746

Commercial Service/Supply (1.36%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	972,538
4.950%, 05/15/2010	500,000	495,818
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	504,048
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	503,793

		2,476,197

Consumer & Marketing (4.15%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	988,028
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,062,379
Avon Products Inc.
5.125%, 01/15/2011	500,000	499,095
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,033,133
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,023,044
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	483,020
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	989,071
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	983,036
Black & Decker Corp.
5.750%, 11/15/2016	500,000	501,429

		7,562,235

Electronic/Electrical Mfg. (1.66%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	502,042
5.750%, 11/01/2011	1,000,000	1,028,644
General Electric Co.
5.000%, 02/01/2013	1,000,000	992,426
Emerson Electric Co.
5.125%, 12/01/2016	500,000	491,936

		3,015,048

Financial Services (5.74%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	976,266
Citigroup Inc.
4.125%, 02/22/2010	500,000	489,228

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
SLM Corp.
4.500%, 07/26/2010	$1,000,000	$980,008
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	992,334
American Express Credit
5.000%, 12/02/2010	1,000,000	999,683
SLM Corp.
5.450%, 04/25/2011	500,000	506,038
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	507,625
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	509,716
American Express Co.
5.250%, 09/12/2011	500,000	503,233
Western Union Co.
5.400%, 11/17/2011	500,000	500,776
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	495,690
JP Morgan Chase & Co.
5.375%, 01/15/2014	500,000	502,428
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	486,181
Citigroup Inc.
5.300%, 01/07/2016	500,000	496,023
Western Union Co.
5.930%, 10/01/2016	500,000	501,075
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	499,387
5.400%, 02/15/2017	500,000	500,428

		10,446,119

Forest Products & Paper (0.26%)
International Paper Co.
4.000%, 04/01/2010	500,000	482,893

Health Care (8.13%)
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	998,968
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	979,481
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	984,786
Abbott Laboratories
5.400%, 09/15/2008	500,000	502,044
3.500%, 02/17/2009	500,000	486,357
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	985,104
Amgen Inc.
4.000%, 11/18/2009	1,000,000	975,132
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	987,726
Abbott Laboratories
5.600%, 05/15/2011	500,000	509,884

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
4.375%, 02/15/2013	$1,000,000	$958,931
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	964,561
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	509,423
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,006,408
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	961,334
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	480,461
Abbott Laboratories
5.875%, 05/15/2016	500,000	517,248
Baxter International Inc.
5.900%, 09/01/2016	500,000	515,990
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	983,218
Wyeth
5.450%, 04/01/2017	500,000	497,329

		14,804,385

Machinery & Manufacturing (7.29%)
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	998,407
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,436,922
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,025,203
3M Co.
5.125%, 11/06/2009	2,000,000	2,013,452
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,066,109
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,473,234
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,001,411
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,050,822
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	489,927
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	726,089
Caterpillar Inc.
5.700%, 08/15/2016	500,000	510,138
Eaton Corp.
5.300%, 03/15/2017	1,000,000	984,803
Honeywell International Inc.
5.300%, 03/15/2017	500,000	494,282

		13,270,799

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (2.79%)
New York Times Co.
4.500%, 03/15/2010	$500,000	$489,461
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,017,635
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,054,260
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,023,111
New York Times Co.
5.000%, 03/15/2015	500,000	476,950
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,021,640

		5,083,057

Mining & Metals (3.23%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	963,972
Alcan Inc.
6.450%, 03/15/2011	500,000	521,137
BHP Billiton Finance
5.125%, 03/29/2012	500,000	498,586
4.800%, 04/15/2013	1,000,000	973,502
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	958,369
Alcan Inc.
5.000%, 06/01/2015	500,000	479,582
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	993,178
BHP Billiton Finance
5.400%, 03/29/2017	500,000	496,195

		5,884,521

Oil & Gas (4.71%)
ChevronTexaco Capital Co.
3.500%, 09/17/2007	1,000,000	992,574
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,000,336
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,538,152
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,050,390
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	991,108
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,002,106
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	508,284
Apache Corp.
5.625%, 01/15/2017	500,000	505,776
Shell International Finance
5.200%, 03/22/2017	500,000	496,157

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Canadian National Resources
5.700%, 05/15/2017	$500,000	$497,689

		8,582,572

Retailers (6.26%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	983,464
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	990,022
CVS Corp.
4.000%, 09/15/2009	1,000,000	973,114
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	968,998
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	488,656
Home Depot Inc.
4.625%, 08/15/2010	500,000	491,839
5.200%, 03/01/2011	500,000	499,478
CVS Corp.
5.750%, 08/15/2011	500,000	509,211
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,007,231
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	969,303
Target Corp.
5.875%, 07/15/2016	1,000,000	1,029,072
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	496,484
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	986,304
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	997,324

		11,390,500

Telecom & Telecom Equipment (3.57%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,004,536
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,005,852
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,004,885
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	502,755
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,010,761
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	983,032
Verizon Communications
5.500%, 04/01/2017	1,000,000	992,420

		6,504,241

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (6.26%)
Georgia Power
4.875%, 07/15/2007	$1,000,000	$998,339
Pacificorp
4.300%, 09/15/2008	1,000,000	987,745
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	970,308
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	962,383
Southern California Gas
4.375%, 01/15/2011	1,000,000	972,979
Appalachian Power Co.
5.550%, 04/01/2011	500,000	504,638
Duke Energy Corp.
6.250%, 01/15/2012	500,000	523,234
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	485,569
Union Electric Co.
5.500%, 05/15/2014	1,000,000	979,799
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	986,208
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,036,967
Commonwealth Edison
5.950%, 08/15/2016	500,000	489,443
Baltimore Gas & Electric Co. (a)
5.900%, 10/01/2016	500,000	507,249
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	992,474

		11,397,335

Total Corporate Bonds
(cost $139,806,955)		139,766,382

Taxable Municipal Bonds (0.54%)
New Jersey State Turnpike
Authority Transportation
2.840%, 01/01/2008	1,000,000	984,630

Total Taxable Municipal Bonds
(cost $1,000,000)		984,630

Government Agency Securities (11.01%) (b)
Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	4,013,188
6.625%, 09/15/2009	2,000,000	2,081,002
4.500%, 07/15/2013	1,500,000	1,467,633
5.200%, 03/05/2019	2,000,000	1,960,966
5.300%, 05/12/2020	2,000,000	1,945,690
Federal National Mortgage Association
6.625%, 10/15/2007	2,000,000	2,014,254
3.250%, 08/15/2008	1,500,000	1,466,700

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares or principal amount	Value
Government Agency Securities (Cont.)
Federal National Mortgage Association
6.625%, 09/15/2009	$2,000,000	$2,080,968
5.550%, 02/16/2017	3,000,000	3,011,394

Total Government Agency Securities
(cost $19,945,438)		20,041,795

U.S. Treasury Obligations (9.42%)
U.S. Treasury Notes
6.625%, 05/15/2007	3,000,000	3,005,508
6.000%, 08/15/2009	3,000,000	3,093,633
6.500%, 02/15/2010	3,000,000	3,155,274
5.000%, 08/15/2011	3,000,000	3,058,125
4.000%, 11/15/2012	2,000,000	1,947,500
3.875%, 02/15/2013	3,000,000	2,897,694

Total U.S. Treasury Obligations
(cost $17,563,667)		17,157,734

Short-term Investments (2.32%)
JPMorgan Prime Money Market Fund	4,227,643	4,227,643

Total Short-term Investments
(cost $4,227,643)		4,227,643

TOTAL INVESTMENTS (100.06%)
(cost $182,543,703)		182,178,184
LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(104,048)

NET ASSETS (100.00%)		$182,074,136

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of this security amounted to $507,249 or 0.28% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (100.00%)
Automotive (19.49%)
Toyota Motor Credit Corp.
5.210%, 05/15/2007	$2,436,000	$2,420,136
American Honda Finance Corp.
5.220%, 04/27/2007	1,000,000	996,085
5.210%, 04/27/2007	1,400,000	1,394,530
New Center Asset Trust
5.250%, 04/26/2007	2,424,000	2,414,809
FCAR Owner Trust Series I
5.250%, 05/03/2007	2,360,000	2,348,642

		9,574,202

Commercial Service/Supply (2.84%)
Pitney Bowes Inc. (a)
5.230%, 04/18/2007	1,400,000	1,396,339

Financial Services (21.19%)
Caterpillar Financial Services Corp.
5.200%, 05/10/2007	1,000,000	994,222
HSBC Finance Corp.
5.180%, 04/17/2007	2,364,000	2,358,217
Chevron Funding Corp.
5.190%, 04/06/2007	2,300,000	2,298,011
Citigroup Funding
5.220%, 05/01/2007	2,421,000	2,410,118
General Electric Capital Corp.
5.230%, 04/30/2007	2,363,000	2,352,701

		10,413,269

Government Agency Securities (47.99%) (b)
Federal Home Loan Mortgage Corp.
5.130%, 04/02/2007	2,412,000	2,411,313
5.140%, 04/09/2007	1,500,000	1,498,072
5.120%, 05/29/2007	2,445,000	2,424,484
5.150%, 05/31/2007	3,421,000	3,391,147
5.140%, 06/25/2007	2,000,000	1,975,442
Federal National Mortgage Association
5.133%, 04/11/2007	1,675,000	1,672,374
5.141%, 05/30/2007	3,731,000	3,699,032
Federal Home Loan Bank
5.140%, 04/25/2007	3,000,000	2,989,292
5.130%, 05/09/2007	2,000,000	1,988,885
5.146%, 05/23/2007	1,546,000	1,534,287

		23,584,328

	Shares or principal amount	Value
Short-term Investments (Cont.)
Health Care (2.01%)
Johnson & Johnson (a)
5.160%, 06/20/2007	$1,000,000	$988,390

Registered Investment Companies (1.81%)
JPMorgan Prime Money Market Fund	887,642	887,642

Telecom & Telecom Equipment (4.67%)
AT&T Inc. (a)
5.210%, 04/12/2007	2,300,000	2,296,006

Total Short-term Investments
(cost $49,140,176)		49,140,176

TOTAL INVESTMENTS (100.00%)
(cost $49,140,176)		49,140,176
OTHER ASSETS, NET OF LIABILITIES (0.00%) (c)		2,085

NET ASSETS (100.00%)		$49,142,261

(a)	Securities exempt from registration under section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $4,680,735 or 9.52% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(c)	Represents less than 0.005%.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2007. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2007.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

income taxes has been made. As of March 31, 2007, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$35,546,869	$4,141,297	$(820,537)	$3,320,760
Small/Mid Cap Equity Fund	31,839,212	2,685,833	(941,951)	1,743,882
International Equity Fund	33,692,528	8,418,280	(437,459)	7,980,821
Large Cap Index Fund	521,921,661	143,480,133	(65,580,828)	77,899,305
Small Cap Index Fund	235,208,844	84,904,084	(23,436,511)	61,467,573
International Index Fund	259,004,458	140,623,063	(21,612,596)	119,010,467
Balanced Fund	89,919,012	7,232,820	(495,249)	6,737,571
Bond Fund	182,543,703	1,619,431	(1,984,950)	(365,519)
Money Market Fund	49,140,176	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $166,974 during 2006, and realized gains of $411 during 2006, as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation of $1,695,511 during 2006, and realized gains of $75,377 during 2006, as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2006, was $351,801 for the International Equity Fund and $4,552,813 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

The International Equity Fund had the following open forward foreign currency contracts at March 31, 2007:

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
197,394	Australian Dollar	2	04/02/2007-04/20/2007	159,635	$3,513
19,823	Canadian Dollar	2	04/02/2007	17,170	(69)
550,023	Euro	8	04/02/2007-05/18/2007	735,315	741
121,405	British Pound	2	04/02/2007-05/18/2007	238,879	(77)
213,279	Hong Kong Dollar	2	04/02/2007-04/03/2007	27,296	4
31,626,644	Japanese Yen	5	04/02/2007-04/12/2007	268,674	1,680
3,651	Singapore Dollar	1	04/02/2007	2,406	(1)
149,943	Swedish Krona	2	04/03/2007	21,473	(7)

				Total	$5,784

The International Index Fund had the following open forward foreign currency contracts at March 31, 2007:

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
20,000	Australian Dollar	1	04/04/2007	16,181	$(24)
25,000	British Pound	1	04/04/2007	49,191	(157)
125,000	Euro	1	04/04/2007	166,968	567
25,000	Singapore Dollar	1	04/04/2007	16,479	(13)
80,000	Swiss Franc	1	04/04/2007	65,831	(295)

				Total	$78

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2007:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	50	$3,547,930	$3,578,000	Long	June ‘07	$30,070

Small Cap Index Fund	Russell 2000 Index Mini	164	13,063,573	13,251,200	Long	June ‘07	$187,627

International Index Fund	TOPIX Index	4	575,865	582,654	Long	June ‘07	6,789
International Index Fund	DJ Euro Stoxx 50	13	703,632	713,744	Long	June ‘07	10,112
International Index Fund	EMINI MSCI EAFE Index	2	211,290	216,120	Long	June ‘07	4,830
International Index Fund	FTSE 100 Index	5	621,270	622,431	Long	June ‘07	1,161

Total							$22,892

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date MAY 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date MAY 29, 2007

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date MAY 29, 2007